UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2012

ITEM 1.    REPORTS TO STOCKHOLDERS.

Semiannual Report

December 31, 2012

Equity Funds

Waddell & Reed Advisors Accumulative Fund

Waddell & Reed Advisors Asset Strategy Fund

Waddell & Reed Advisors Continental Income Fund

Waddell & Reed Advisors Core Investment Fund

Waddell & Reed Advisors Dividend Opportunities Fund

Waddell & Reed Advisors Energy Fund

Waddell & Reed Advisors International Growth Fund

Waddell & Reed Advisors New Concepts Fund

Waddell & Reed Advisors Science and Technology Fund

Waddell & Reed Advisors Small Cap Fund

Waddell & Reed Advisors Tax-Managed Equity Fund

Waddell & Reed Advisors Value Fund

Waddell & Reed Advisors Vanguard Fund

CONTENTS

Waddell & Reed Advisors Funds

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Waddell & Reed Advisors Funds prospectus, or summary prospectus, and current performance information, including current Lipper ranking information.

2	SEMIANNUAL REPORT	2012

PRESIDENT’S LETTER

Waddell & Reed Advisors Funds	DECEMBER 31, 2012 (UNAUDITED)

Henry J. Herrmann, CFA

Dear Shareholder:

The connections among politics, economic growth and financial markets have continued to make themselves evident over the past six months. While the overall market trend for equities was higher, there were clear political headwinds blowing into the face of a recovery that has progressed more slowly than any of us would like.

As summer began, the markets finally were able to move past some of the uncertainty related to the European sovereign debt crisis that plagued the first months of the year. Although there were occasional bouts of volatility, stocks progressively moved higher until the political rhetoric became especially volatile in advance of the November election and the fiscal cliff negotiations.

Although the autumn uncertainty led to a pullback in stocks, the S&P 500 Index was still up nearly 5% (including reinvested dividends) for the last six months of calendar 2012. Bond trading was a little more volatile, although yields were generally higher over the period with the 10-year Treasury at 1.78% on the last day of calendar 2012 – up 11 basis points from where the benchmark Treasury traded six months earlier.

The past six months have validated one of the messages that we often stress: it is important to take a long view of the markets. Although we see indications that the economy will continue to recover, the political rhetoric seems to be growing only more heated in the U.S. We expect the environment to continue challenging, with slow economic growth perhaps through the first half of the year. After that, we may begin to see economic strengthening as the rhetoric subsides and government policy becomes better defined.

We will continue monitoring these and other economic developments in the months ahead.

Economic Snapshot

	12-31-12	6-30-12
S&P 500 Index	1,426.19	1,362.16
MSCI EAFE Index	1,604.00	1,423.38
10-Year Treasury Yield	1.78%	1.67%
U.S. unemployment rate	7.80%	8.20%
30-year fixed mortgage rate	3.40%	3.69%
Oil price per barrel	$91.82	$84.96

Sources: Bloomberg, U.S. Department of Labor, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East.. Annualized yield to maturity is the rate of return anticipated on a bond if it is held until the maturity date. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

As always, we thank you for your continued trust and partnership.

Respectfully,

Henry J. Herrmann, CFA

President

The opinions expressed in this letter are those of the President of the Waddell & Reed Advisors Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2012	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES

Waddell & Reed Advisors Funds (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2012.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 6 to the Financial Statements for further information.

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 6-30-12	Ending Account Value 12-31-12	Expenses Paid During Period*	Beginning Account Value 6-30-12	Ending Account Value 12-31-12	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Accumulative Fund
Class A	$1,000	$1,046.50	$5.93	$1,000	$1,019.36	$5.86	1.16%
Class B	$1,000	$1,039.60	$12.95	$1,000	$1,012.52	$12.78	2.52%
Class C	$1,000	$1,040.40	$11.32	$1,000	$1,014.06	$11.18	2.21%
Class Y	$1,000	$1,047.80	$4.40	$1,000	$1,020.86	$4.34	0.86%
Asset Strategy Fund
Class A	$1,000	$1,122.80	$6.37	$1,000	$1,019.22	$6.06	1.19%
Class B	$1,000	$1,117.10	$11.64	$1,000	$1,014.17	$11.08	2.19%
Class C	$1,000	$1,117.80	$10.69	$1,000	$1,015.06	$10.18	2.01%
Class Y	$1,000	$1,124.90	$4.57	$1,000	$1,020.89	$4.34	0.86%
Continental Income Fund
Class A	$1,000	$1,045.40	$6.14	$1,000	$1,019.23	$6.06	1.19%
Class B	$1,000	$1,038.90	$12.13	$1,000	$1,013.33	$11.98	2.36%
Class C	$1,000	$1,041.30	$10.72	$1,000	$1,014.69	$10.58	2.09%
Class Y	$1,000	$1,047.00	$4.61	$1,000	$1,020.72	$4.55	0.89%

See footnotes on page 6.

4	SEMIANNUAL REPORT	2012

ILLUSTRATION OF FUND EXPENSES

Waddell & Reed Advisors Funds	(UNAUDITED)

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 6-30-12	Ending Account Value 12-31-12	Expenses Paid During Period*	Beginning Account Value 6-30-12	Ending Account Value 12-31-12	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Core Investment Fund
Class A	$1,000	$1,071.60	$5.80	$1,000	$1,019.64	$5.65	1.10%
Class B	$1,000	$1,065.40	$12.39	$1,000	$1,013.20	$12.08	2.38%
Class C	$1,000	$1,065.80	$10.85	$1,000	$1,014.67	$10.58	2.09%
Class Y	$1,000	$1,074.50	$4.25	$1,000	$1,021.13	$4.14	0.81%
Dividend Opportunities Fund
Class A	$1,000	$1,047.80	$6.76	$1,000	$1,018.62	$6.66	1.31%
Class B	$1,000	$1,042.20	$12.87	$1,000	$1,012.57	$12.68	2.51%
Class C	$1,000	$1,043.80	$11.34	$1,000	$1,014.12	$11.18	2.20%
Class Y	$1,000	$1,049.90	$4.71	$1,000	$1,020.64	$4.65	0.91%
Energy Fund
Class A	$1,000	$1,095.50	$9.01	$1,000	$1,016.57	$8.67	1.71%
Class B	$1,000	$1,087.90	$15.66	$1,000	$1,010.16	$15.08	2.98%
Class C	$1,000	$1,090.80	$13.59	$1,000	$1,012.19	$13.08	2.58%
Class Y	$1,000	$1,098.90	$5.88	$1,000	$1,019.58	$5.65	1.12%
International Growth Fund
Class A	$1,000	$1,119.80	$7.84	$1,000	$1,017.76	$7.47	1.48%
Class B	$1,000	$1,111.20	$15.94	$1,000	$1,010.06	$15.18	3.00%
Class C	$1,000	$1,114.30	$13.53	$1,000	$1,012.40	$12.88	2.54%
Class Y	$1,000	$1,122.80	$5.63	$1,000	$1,019.90	$5.35	1.05%
New Concepts Fund
Class A	$1,000	$1,082.90	$7.50	$1,000	$1,017.99	$7.26	1.43%
Class B	$1,000	$1,076.40	$13.91	$1,000	$1,011.78	$13.48	2.66%
Class C	$1,000	$1,077.20	$12.46	$1,000	$1,013.16	$12.08	2.39%
Class Y	$1,000	$1,085.00	$5.42	$1,000	$1,020.04	$5.25	1.02%
Science and Technology Fund
Class A	$1,000	$1,088.60	$7.10	$1,000	$1,018.45	$6.86	1.34%
Class B	$1,000	$1,082.10	$13.33	$1,000	$1,012.43	$12.88	2.54%
Class C	$1,000	$1,083.80	$12.29	$1,000	$1,013.37	$11.88	2.35%
Class Y	$1,000	$1,090.60	$5.33	$1,000	$1,020.12	$5.15	1.01%
Small Cap Fund
Class A	$1,000	$1,032.60	$8.03	$1,000	$1,017.33	$7.97	1.56%
Class B	$1,000	$1,026.20	$14.18	$1,000	$1,011.22	$14.08	2.77%
Class C	$1,000	$1,028.50	$12.27	$1,000	$1,013.15	$12.18	2.39%
Class Y	$1,000	$1,035.40	$5.50	$1,000	$1,019.79	$5.45	1.08%
Tax-Managed Equity Fund
Class A	$1,000	$1,054.60	$5.86	$1,000	$1,019.47	$5.76	1.14%
Class B	$1,000	$1,048.70	$11.27	$1,000	$1,014.21	$11.08	2.18%
Class C	$1,000	$1,048.80	$10.65	$1,000	$1,014.81	$10.48	2.06%

See footnotes on page 6.

2012	SEMIANNUAL REPORT	5

ILLUSTRATION OF FUND EXPENSES

Waddell & Reed Advisors Funds	(UNAUDITED)

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 6-30-12	Ending Account Value 12-31-12	Expenses Paid During Period*	Beginning Account Value 6-30-12	Ending Account Value 12-31-12	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Value Fund
Class A	$1,000	$1,093.90	$7.12	$1,000	$1,018.40	$6.86	1.35%
Class B	$1,000	$1,087.70	$13.78	$1,000	$1,012.05	$13.28	2.61%
Class C	$1,000	$1,089.40	$12.01	$1,000	$1,013.71	$11.58	2.28%
Class Y	$1,000	$1,097.40	$4.82	$1,000	$1,020.62	$4.65	0.91%
Vanguard Fund
Class A	$1,000	$1,038.70	$6.32	$1,000	$1,019.03	$6.26	1.23%
Class B	$1,000	$1,030.50	$13.00	$1,000	$1,012.40	$12.88	2.54%
Class C	$1,000	$1,032.90	$11.79	$1,000	$1,013.62	$11.68	2.30%
Class Y	$1,000	$1,040.00	$4.39	$1,000	$1,020.86	$4.34	0.86%

*	Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2012, and divided by 365.

(1)	This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads or exchange fees.

6	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Accumulative Fund	ALL DATA IS AS OF DECEMBER 31, 2012 (UNAUDITED)

Asset Allocation

Stocks	89.1%
Consumer Discretionary	32.6%
Consumer Staples	13.1%
Energy	10.5%
Industrials	8.3%
Health Care	7.6%
Financials	6.8%
Materials	5.0%
Information Technology	4.8%
Telecommunication Services	0.4%
Purchased Options	0.0%
Cash and Cash Equivalents	10.9%

Lipper Rankings

Category: Lipper Multi-Cap Core Funds	Rank	Percentile
1 Year	636/778	82
3 Year	408/664	62
5 Year	463/582	80
10 Year	285/342	84

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
McDonald’s Corporation	Consumer Discretionary
Starbucks Corporation	Consumer Discretionary
Apple Inc.	Information Technology
NIKE, Inc., Class B	Consumer Discretionary
BorgWarner Inc.	Consumer Discretionary
Exxon Mobil Corporation	Energy
Kansas City Southern	Industrials
Precision Castparts Corp.	Industrials
Johnson & Johnson	Health Care
Limited Brands, Inc.	Consumer Discretionary

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2012	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS

Accumulative Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 2.6%
Precision Castparts Corp. (A)	150	$28,413

Apparel Retail – 2.5%
Limited Brands, Inc.	575	27,060

Apparel, Accessories & Luxury Goods – 0.5%
Vera Bradley, Inc. (B)	220	5,522

Asset Management & Custody Banks – 0.3%
Northern Trust Corporation	70	3,516

Auto Parts & Equipment – 3.2%
BorgWarner Inc. (B)	475	34,019

Brewers – 0.4%
Boston Beer Company, Inc. (The), Class A (B)	30	4,034

Broadcasting – 3.6%
CBS Corporation, Class B	575	21,878
Discovery Holding Company, Class A (B)	260	16,505

		38,383

Casinos & Gaming – 0.9%
Las Vegas Sands, Inc.	200	9,232

Computer Hardware – 3.7%
Apple Inc. (A)(B)	75	39,977

Construction & Farm Machinery & Heavy Trucks – 1.2%
Caterpillar Inc.	90	8,062
Westinghouse Air Brake Technologies Corporation	50	4,377

		12,439

Consumer Finance – 1.6%
American Express Company	300	17,244

Distillers & Vintners – 1.4%
Beam Inc.	255	15,578

Diversified Chemicals – 1.7%
Dow Chemical Company (The)	550	17,776

Electronic Equipment & Instruments – 0.1%
OSI Systems, Inc. (B)	19	1,217

Fertilizers & Agricultural Chemicals – 3.3%
Monsanto Company	185	17,510
Mosaic Company (B)	330	18,688

		36,198

Food Retail – 0.6%
Casey’s General Stores, Inc.	125	6,638

COMMON STOCKS (Continued)	Shares	Value
Footwear – 3.2%
NIKE, Inc., Class B	660	$34,055

Health Care Distributors – 0.4%
Cardinal Health, Inc.	100	4,118

Health Care Equipment – 0.0%
DexCom, Inc. (B)	20	272

Health Care Facilities – 0.3%
Universal Health Services, Inc., Class B	75	3,626

Homefurnishing Retail – 0.9%
Bed Bath & Beyond Inc. (B)	175	9,784

Hotels, Resorts & Cruise Lines – 1.9%
Hyatt Hotels Corporation, Class A (B)	165	6,364
Starwood Hotels & Resorts Worldwide, Inc.	250	14,340

		20,704

Hypermarkets & Super Centers – 2.5%
Costco Wholesale Corporation	270	26,668

Industrial Machinery – 1.8%
Pall Corporation	210	12,660
Pentair, Inc. (B)	145	7,127

		19,787

Integrated Oil & Gas – 3.5%
Exxon Mobil Corporation	390	33,755
Occidental Petroleum Corporation	45	3,447

		37,202

Leisure Facilities – 2.6%
Life Time Fitness, Inc. (B)	265	13,041
Vail Resorts, Inc.	280	15,145

		28,186

Managed Health Care – 0.6%
UnitedHealth Group Incorporated	125	6,780

Motorcycle Manufacturers – 2.2%
Harley-Davidson, Inc.	475	23,199

Movies & Entertainment – 0.3%
News Corporation Limited, Class A (B)	125	3,193

Oil & Gas Drilling – 0.8%
Patterson-UTI Energy, Inc.	460	8,570

Oil & Gas Equipment & Services – 1.0%
National Oilwell Varco, Inc.	50	3,418
Schlumberger Limited	100	6,929

		10,347

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Exploration & Production – 4.5%
ConocoPhillips	300	$17,396
Equitable Resources, Inc.	120	7,078
Noble Energy, Inc.	145	14,752
Southwestern Energy Company (B)	300	10,023

		49,249

Oil & Gas Storage & Transportation – 0.7%
MarkWest Energy Partners, L.P.	150	7,652

Other Diversified Financial Services – 2.5%
JPMorgan Chase & Co.	600	26,382

Packaged Foods & Meats – 3.6%
Kellogg Company	90	5,027
Kraft Foods Group, Inc.	80	3,638
Mead Johnson Nutrition Company	200	13,177
Mondelez Intl, Inc. Class A	650	16,555

		38,397

Personal Products – 1.6%
Estee Lauder Companies, Inc. (The), Class A	285	17,060

Pharmaceuticals – 6.3%
Allergan, Inc.	250	22,933
Bristol-Myers Squibb Company	315	10,266
Johnson & Johnson	400	28,040
Teva Pharmaceutical Industries Limited, ADR	150	5,601

		66,840

Property & Casualty Insurance – 0.1%
Allstate Corporation (The)	25	1,004

Railroads – 2.7%
Kansas City Southern	350	29,219

Real Estate Services – 0.5%
Realogy Holdings Corp. (B)	130	5,455

Regional Banks – 1.8%
PNC Financial Services Group, Inc. (The)	135	7,872
Signature Bank (B)	30	2,140
SunTrust Banks, Inc.	50	1,418
Zions Bancorporation	360	7,704

		19,134

Restaurants – 10.2%
Arcos Dorados Holdings, Inc.	100	1,196
McDonald’s Corporation	550	48,515
Panera Bread Company, Class A (B)	120	19,060
Starbucks Corporation	794	42,591

		111,362

8	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Accumulative Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Semiconductors – 1.0%
Microchip Technology Incorporated	335	$10,918

Soft Drinks – 3.0%
Coca-Cola Company (The)	300	10,875
PepsiCo, Inc.	310	21,213

		32,088

Specialty Stores – 0.6%
Vitamin Shoppe, Inc. (B)	110	6,310

Wireless Telecommunication Service – 0.4%
Sprint Nextel Corporation (B)	700	3,969

TOTAL COMMON STOCKS – 89.1%		$958,776
(Cost: $790,078)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Apple Inc.,
Call $650.00, Expires 7–22–13	200	309

TOTAL PURCHASED OPTIONS – 0.0%		$309
(Cost: $1,738)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 8.3%
Air Products and Chemicals, Inc.:
0.150%, 1–3–13 (C)	$5,000	$5,000
0.130%, 1–23–13 (C)	6,000	5,999
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.160%, 1–23–13 (C)	6,000	5,999
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.130%, 1–11–13 (C)	8,000	8,000
Coca-Cola Company (The),
0.060%, 1–17–13 (C)	10,000	10,000
CVS Caremark Corporation,
0.280%, 1–2–13 (C)	2,149	2,149
Ecolab Inc.,
0.320%, 1–23–13 (C)	8,000	7,998
John Deere Canada ULC (GTD by Deere & Company),
0.140%, 2–6–13 (C)	5,000	4,999
Kroger Co. (The),
0.400%, 1–3–13 (C)	13,900	13,901
L’Air Liquide S.A.,
0.150%, 1–18–13 (C)	3,000	3,000
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia),
0.260%, 1–31–13 (C)	1,265	1,265
Sonoco Products Co.,
0.000%, 1–2–13 (C)	4,859	4,859

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
St. Jude Medical, Inc.,
0.200%, 1–16–13 (C)	$6,500	$6,499
Total Capital Canada Ltd. (GTD by Total S.A.),
0.110%, 1–11–13 (C)	4,000	4,000
Walt Disney Company (The),
0.160%, 2–19–13 (C)	3,000	2,999
Wisconsin Electric Power Co.,
0.190%, 1–3–13 (C)	3,000	3,000

		89,667

TOTAL SHORT-TERM SECURITIES – 8.3%		$89,667
(Cost: $89,667)

TOTAL INVESTMENT SECURITIES – 97.4%		$1,048,752
(Cost: $881,483)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.6%		27,574

NET ASSETS – 100.0%		$1,076,326

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at December 31, 2012.

The following written options were outstanding at December 31, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Apple Inc.	N/A	Put	100	January 2013	$520.00	$125	$(115)
	N/A	Call	132	January 2013	710.00	171	(2)
	N/A	Put	100	February 2013	480.00	97	(108)
	N/A	Put	200	July 2013	535.00	571	(1,122)
Precision Castparts Corp.	N/A	Call	100	January 2013	175.00	32	(149)
	N/A	Call	100	January 2013	180.00	18	(103)
Under Armour, Inc., Class A	N/A	Put	100	January 2013	42.50	8	(2)
	N/A	Call	104	January 2013	67.50	10	— *

						$1,032	$(1,601)

2012	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS

Accumulative Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$351,009	$—	$—
Consumer Staples	140,463	—	—
Energy	113,020	—	—
Financials	72,735	—	—
Health Care	81,636	—	—
Industrials	89,858	—	—
Information Technology	52,112	—	—
Materials	53,974	—	—
Telecommunication Services	3,969	—	—
Total Common Stocks	$958,776	$—	$—
Purchased Options	309	—	—
Short-Term Securities	—	89,667	—
Total	$959,085	$89,667	$—

Liabilities
Written Options	$1,601	$—	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

10	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Asset Strategy Fund	ALL DATA IS AS OF DECEMBER 31, 2012 (UNAUDITED)

Asset Allocation

Stocks	82.5%
Consumer Discretionary	37.7%
Information Technology	13.9%
Financials	10.8%
Energy	9.5%
Health Care	5.5%
Industrials	3.0%
Consumer Staples	2.0%
Materials	0.1%
Bullion (Gold)	9.9%
Purchased Options	0.4%
Bonds	5.5%
Corporate Debt Securities	3.5%
Senior Loans	1.9%
United States Government and Government Agency Obligations	0.1%
Cash and Cash Equivalents	1.7%

Lipper Rankings

Category: Lipper Global Flexible Portfolio Funds	Rank	Percentile
1 Year	19/378	6
3 Year	111/206	54
5 Year	40/122	33
10 Year	5/50	10

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	41.5%
United States	41.5%
Europe	24.8%
United Kingdom	8.6%
Germany	7.5%
Other Europe	8.7%
Pacific Basin	21.5%
China	11.6%
Hong Kong	7.4%
Other Pacific Basin	2.5%
Bullion (Gold)	9.9%
South America	0.2%
Cash and Cash Equivalents and Options	2.1%

Top 10 Equity Holdings

Company	Country	Sector
Wynn Resorts, Limited	United States	Consumer Discretionary
Sands China Ltd.	China	Consumer Discretionary
Volkswagen AG	Germany	Consumer Discretionary
Galaxy Entertainment Group Limited, ADR	Hong Kong	Consumer Discretionary
AIA Group Limited	Hong Kong	Financials
ConocoPhillips	United States	Energy
Delta Topco Limited	United Kingdom	Consumer Discretionary
Bayerische Motoren Werke AG	Germany	Consumer Discretionary
CBS Corporation, Class B	United States	Consumer Discretionary
Apple Inc.	United States	Information Technology

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2012	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS

Asset Strategy Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Apparel, Accessories & Luxury Goods – 3.5%
Compagnie Financiere Richemont S.A. (A)(B)(C)	723	$56,771
Prada S.p.A. (A)(B)	5,169	50,221

		106,992

Application Software – 1.1%
Intuit Inc.	566	33,671

Asset Management & Custody Banks – 3.5%
Apollo Global Management, LLC	1,441	25,021
Blackstone Group L.P. (The)	2,123	33,090
Carlyle Group L.P. (The) (A)	1,024	26,657
KKR & Co. L.P.	1,415	21,547

		106,315

Automobile Manufacturers – 5.1%
Bayerische Motoren Werke AG (B)	832	80,953
Hyundai Motor Company (A)(B)	367	75,655

		156,608

Broadcasting – 2.5%
CBS Corporation, Class B (C)	2,004	76,233

Casinos & Gaming – 14.6%
Galaxy Entertainment Group Limited, ADR (A)(B)	28,816	115,546
Sands China Ltd. (B)	34,252	153,128
Wynn Macau, Limited (A)(B)	8,134	22,397
Wynn Resorts, Limited (C)	1,410	158,588

		449,659

Computer Hardware – 2.5%
Apple Inc. (A)(D)	143	76,010

Construction & Farm Machinery & Heavy Trucks – 3.0%
Caterpillar Inc. (C)	530	47,486
Cummins Inc. (C)	426	46,125

		93,611

Diversified Banks – 2.5%
China Minsheng Banking Corp., Ltd., H Shares (A)(B)	37,310	43,828
Wells Fargo & Company	935	31,948

		75,776

Fertilizers & Agricultural Chemicals – 0.1%
Mosaic Company (A)	56	3,160

Hotels, Resorts & Cruise Lines – 1.7%
Starwood Hotels & Resorts Worldwide, Inc. (C)	885	50,764

COMMON STOCKS (Continued)	Shares	Value
Integrated Oil & Gas – 4.9%
Exxon Mobil Corporation	253	$21,932
Occidental Petroleum Corporation (C)	470	36,029
Royal Dutch Shell plc, Class A (B)	929	31,977
StatoilHydro ASA (B)	1,155	29,104
Total S.A. (B)	588	30,575

		149,617

Internet Retail – 0.4%
Amazon.com, Inc. (A)	53	13,361

Internet Software & Services – 5.9%
Baidu.com, Inc., ADR (A)	697	69,907
Google Inc., Class A (A)	72	50,791
Tencent Holdings Limited (B)	1,882	61,717

		182,415

IT Consulting & Other Services – 1.8%
Cognizant Technology Solutions Corporation, Class A (A)(C)	746	55,266

Life & Health Insurance – 3.8%
AIA Group Limited (A)(B)	28,032	111,184
Ping An Insurance (Group) Company of China, Ltd., A Shares (B)	879	6,431

		117,615

Managed Health Care – 0.2%
UnitedHealth Group Incorporated	138	7,469

Movies & Entertainment – 5.0%
Delta Topco Limited (A)(E)	104,001	81,256
Legend Pictures LLC, Ltd. (A)(E)(F)	22	41,637
News Corporation Limited, Class A (A)	1,220	31,156

		154,049

Multi-Line Insurance – 1.0%
American International Group, Inc. (A)	906	31,989

Oil & Gas Drilling – 0.0%
Seadrill Limited (B)	22	809

Oil & Gas Exploration & Production – 3.0%
ConocoPhillips (C)	1,594	92,442

Oil & Gas Refining & Marketing – 1.6%
Phillips 66 (C)	919	48,817

Pharmaceuticals – 5.3%
GlaxoSmithKline plc (B)	1,830	39,852
Pfizer Inc.	2,864	71,831
Sanofi-Aventis (B)	532	50,469

		162,152

COMMON STOCKS (Continued)	Shares	Value
Semiconductor Equipment – 1.7%
ASML Holding N.V., Ordinary Shares (B)	793	$50,884

Semiconductors – 0.9%
Intel Corporation	1,401	28,909

Tobacco – 2.0%
Philip Morris International Inc.	726	60,689

TOTAL COMMON STOCKS – 77.6%		$2,385,282
(Cost: $1,728,091)

PREFERRED STOCKS
Automobile Manufacturers – 4.9%
Volkswagen AG, 2.260% (A)(B)(C)	659	151,143

TOTAL PREFERRED STOCKS – 4.9%		$151,143
(Cost: $59,264)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
American International Group, Inc.:
Call $39.00, Expires 1–19–13, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	3,366	22
Call $37.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	639	19
Apple Inc.:
Call $560.00, Expires 1–19–13	140	100
Call $525.00, Expires 3–16–13	141	536
Bank of America Corporation:
Call $10.00, Expires 2–16–13	1,651	291
Call $11.00, Expires 2–19–13, OTC (Ctrpty: UBS AG)	12,435	1,231

12	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Asset Strategy Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

PURCHASED OPTIONS (Continued)	Number of Contracts (Unrounded)	Value
Caterpillar Inc.,
Call $97.50, Expires 1–19–13, OTC (Ctrpty: Deutsche Bank AG)	467	$5
CBS Corporation, Class B,
Call $35.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	1,867	607
Compagnie Financiere Richemont S.A.,
Call CHF66.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc) (G)	280	183
Freeport-McMoRan Copper & Gold Inc., Class B,
Call $35.00, Expires 2–16–13, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	939	100
Goldman Sachs Group, Inc. (The):
Call $130.00, Expires 1–22–13, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	253	73
Call $135.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	992	124
Google Inc., Class A,
Call $800.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	103	6
Home Depot, Inc. (The),
Call $65.00, Expires 1–22–13, OTC (Ctrpty: UBS AG)	496	12
International Business Machines Corporation,
Call $215.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	513	2
JPMorgan Chase & Co.:
Call $44.00, Expires 1–22–13, OTC (Ctrpty: Goldman Sachs International)	538	61
Call $45.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	280	19
Call $45.00, Expires 1–22–13, OTC (Ctrpty: Citibank N.A.)	2,525	175

PURCHASED OPTIONS (Continued)	Number of Contracts (Unrounded)	Value
Nikkei 225 Index,
Call JPY10,000.00, Expires 4–12–13, OTC (Ctrpty: Citibank N.A.) (G)	657	$5,653
Oracle Corporation,
Call $35.00, Expires 1–22–13, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	3,173	32
Phillips 66,
Call $47.00, Expires 1–22–13, OTC (Ctrpty: Citibank N.A.)	934	579
QUALCOMM Incorporated:
Call $67.50, Expires 1–22–13, OTC (Ctrpty: Deutsche Bank AG)	1,142	11
Call $70.00, Expires 1–22–13, OTC (Ctrpty: Deutsche Bank AG)	540	2
Union Pacific Corporation:
Call $130.00, Expires 1–22–13, OTC (Ctrpty: UBS AG)	252	17
Call $135.00, Expires 1–22–13, OTC (Ctrpty: UBS AG)	593	5
Volkswagen AG,
Call EUR155.00, Expires 1–22–13, OTC (Ctrpty: Goldman Sachs International) (G)	747	1,914
Wells Fargo & Company:
Call $37.00, Expires 1–19–13	869	6
Call $39.00, Expires 1–22–13	337	—	*
Call $39.00, Expires 1–22–13, OTC (Ctrpty: Deutsche Bank AG)	2,900	3
Wynn Resorts, Limited,
Call $115.00, Expires 1–19–13, OTC (Ctrpty: Deutsche Bank AG)	653	117

TOTAL PURCHASED OPTIONS – 0.4%		$11,905
(Cost: $7,076)

CORPORATE DEBT SECURITIES	Principal	Value
Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation,
3.660%, 1–18–15 (H)	$2,400	$2,424

Food Distributors – 0.3%
U.S. Foodservice, Inc.,
8.500%, 6–30–19 (I)	9,313	9,499

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9–28–15	830	840

Independent Power Producers & Energy Traders – 0.2%
CESP – Companhia Energetica de Sao Paulo,
9.750%,1–15–15 (G)(I)	BRL 7,150	5,110

Movies & Entertainment – 2.9%
Circuit of the Americas LLC, Series A,
16.000%, 7–31–18	$5,000	5,000
Circuit of the Americas LLC, Series B,
16.000%, 7–31–18 (J)	5,076	5,076
Delta Topco Limited,
10.000%,11–24–60 (E)(J)	79,965	79,965

		90,041

TOTAL CORPORATE DEBT SECURITIES – 3.5%		$107,914
(Cost: $107,028)

SENIOR LOANS
Food Distributors – 0.0%
U.S. Foodservice, Inc.,
5.750%, 5–11–17 (H)	1,200	1,201

Movies & Entertainment – 1.9%
Circuit of the Americas LLC,
6.000%, 6–30–17 (H)	1,500	1,500
Formula One Holdings Ltd. and Alpha Topco Limited:
6.000%, 4–27–19 (H)	34,630	35,092
9.250%, 10–16–19 (H)	20,800	21,190

		57,782

TOTAL SENIOR LOANS – 1.9%		$58,983
(Cost: $57,186)

2012	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS

Asset Strategy Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Mortgage-Backed Obligations – 0.1%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.500%, 9–15–17 (K)	$531	$26
5.000%, 11–15–17 (K)	156	3
5.000%, 4–15–19 (K)	323	8
5.500%, 3–15–23 (K)	488	48
5.000%, 8–15–23 (K)	91	1
5.500%, 10–15–25 (K)	2,297	291
5.500%, 10–15–32 (K)	645	16
5.500%, 5–15–33 (K)	1,416	210
6.000%, 11–15–35 (K)	925	149
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (K)	662	79
5.000%, 8–25–23 (K)	196	2
5.000%, 11–25–23 (K)	357	11
5.500%, 8–25–33 (K)	1,521	175
5.500%, 12–25–33 (K)	1,846	144
5.500%, 4–25–34 (K)	2,119	246
5.500%, 11–25–36 (K)	2,607	327
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 6–20–31 (K)	190	—	*
5.500%, 3–20–32 (K)	739	51
5.000%, 7–20–33 (K)	243	12
5.500%,11–20–33 (K)	1,165	69
5.500%, 6–20–35 (K)	950	137
5.500%, 7–20–35 (K)	878	107
5.500%, 10–16–35 (K)	1,043	162

		2,274

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$2,274
(Cost: $7,257)

BULLION – 9.9%	Troy Ounces	Value
Gold	182	$305,270

(Cost: $184,392)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 0.3%
Banco del Estado de Chile,
0.280%, 2–14–13	$10,000	10,000

Commercial Paper – 1.2%
Bank of Nova Scotia:
0.020%, 1–2–13 (L)	7,000	7,000
0.110%, 1–14–13 (L)	7,000	7,000
Bemis Company, Inc.,
0.310%, 1–22–13 (L)	5,000	4,999
Corporacion Andina de Fomento,
0.190%, 2–4–13 (L)	920	920
Illinois Tool Works Inc.,
0.120%, 1–8–13 (L)	2,000	2,000
Kroger Co. (The),
0.400%, 1–3–13 (L)	7,050	7,049
Sonoco Products Co.,
0.000%, 1–2–13 (L)	4,543	4,543
Toyota Motor Credit Corporation,
0.170%, 1–24–13 (L)	4,000	4,000

		37,511

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations-Taxable – 0.3%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.100%, 1–2–13 (M)	$8,200	$8,200

TOTAL SHORT-TERM SECURITIES – 1.8%		$55,711
(Cost: $55,711)

TOTAL INVESTMENT SECURITIES – 100.1%		$3,078,482
(Cost: $2,206,005)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(2,021)

NET ASSETS – 100.0%		$3,076,461

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

14	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Asset Strategy Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

(E)Restricted securities. At December 31, 2012, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Limited	1–23–12 to 5–1–12	104,001	$70,317	$81,256
Legend Pictures LLC, Ltd.	12–18–12	22	41,637	41,637

		Principal

Delta Topco Limited, 10.000%, 11–24–60	1–23–12 to 6–18–12	$79,965	80,938	79,965

			$192,892	$202,858

The total value of these securities represented 6.6% of net assets at December 31, 2012.

(F)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(G)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real, CHF – Swiss Franc, EUR – Euro and JPY – Japanese Yen).

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(I)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the total value of these securities amounted to $14,609 or 0.5% of net assets.

(J)	Payment-in-kind bonds.

(K)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(L)	Rate shown is the yield to maturity at December 31, 2012.

(M)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Morgan Stanley International	28,400	1–14–13	$—	$764
Sell	Euro	Deutsche Bank AG	20,400	1–14–13	—	524
Sell	Euro	Goldman Sachs International	70,900	1–14–13	—	1,834

					$—	$3,122

2012	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS

Asset Strategy Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

The following written options were outstanding at December 31, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
American International Group, Inc.	Morgan Stanley & Co., Inc.	Put	3,366	January 2013	$ 32.00	$263	$(49)
Apple Inc.	N/A	Call	280	January 2013	595.00	335	(56)
	N/A	Put	141	March 2013	460.00	293	(143)
	N/A	Call	141	March 2013	595.00	178	(180)
Bank of America Corporation	UBS AG	Put	12,435	February 2013	8.00	299	(31)
	N/A	Put	1,651	February 2013	8.00	63	(4)
Caterpillar Inc.	Deutsche Bank AG	Put	467	January 2013	80.00	132	(11)
CBS Corporation, Class B	Barclays Bank plc	Call	3,734	January 2013	37.00	149	(588)
Compagnie Financiere Richemont S.A.	Barclays Bank plc	Call	280	January 2013	CHF 68.00	58	(128)
	Barclays Bank plc	Call	280	January 2013	70.00	37	(81)
Freeport-McMoRan Copper & Gold Inc., Class B	Morgan Stanley & Co., Inc.	Put	939	February 2013	$ 30.00	92	(38)
	Morgan Stanley & Co., Inc.	Call	939	February 2013	40.00	18	(10)
Goldman Sachs Group, Inc. (The)	Morgan Stanley & Co., Inc.	Put	253	January 2013	105.00	71	(8)
	Barclays Bank plc	Put	992	January 2013	110.00	319	(43)
Home Depot, Inc. (The)	UBS AG	Put	496	January 2013	55.00	61	(5)
Intel Corporation	N/A	Put	4,480	January 2013	21.00	690	(323)
International Business Machines Corporation	Barclays Bank plc	Put	513	January 2013	185.00	157	(56)
JPMorgan Chase & Co.	Citibank N.A.	Put	2,525	January 2013	37.00	278	(32)
	Barclays Bank plc	Put	280	January 2013	37.00	21	(4)
Microsoft Corporation	N/A	Put	3,360	January 2013	28.00	407	(470)
Oracle Corporation	JPMorgan Chase Bank N.A.	Put	3,173	January 2013	29.00	250	(8)
Phillips 66	Citibank N.A.	Call	1,868	January 2013	50.00	228	(672)
QUALCOMM Incorporated	Deutsche Bank AG	Put	1,142	January 2013	57.50	228	(39)
	Deutsche Bank AG	Put	540	January 2013	60.00	103	(41)
Union Pacific Corporation	UBS AG	Put	845	January 2013	110.00	224	(13)
Volkswagen AG	Goldman Sachs International	Call	1,494	January 2013	EUR 165.00	550	(1,992)
Wells Fargo & Company	N/A	Put	869	January 2013	$ 32.00	67	(20)
	Deutsche Bank AG	Put	2,900	January 2013	33.00	219	(117)
	N/A	Put	337	January 2013	33.00	22	(14)
Wynn Resorts, Limited	Deutsche Bank AG	Call	1,306	January 2013	120.00	111	(72)

						$5,923	$(5,248)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$330,101	$554,671	$122,893
Consumer Staples	60,689	—	—
Energy	199,221	92,465	—
Financials	170,252	161,443	—
Health Care	79,300	90,321	—
Industrials	93,611	—	—
Information Technology	314,554	112,601	—
Materials	3,160	—	—
Total Common Stocks	$1,250,888	$1,011,501	$122,893
Preferred Stocks	—	151,143	—
Purchased Options	933	10,972	—
Corporate Debt Securities	—	17,873	90,041
Senior Loans	—	36,293	22,690
United States Government Agency Obligations	—	2,274	—
Bullion	305,270	—	—
Short-Term Securities	—	55,711	—
Total	$1,557,091	$1,285,767	$235,624

Liabilities
Forward Foreign Currency Contracts	$—	$3,122	$—
Written Options	$1,210	$4,038	$—

16	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Asset Strategy Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities	Senior Loans
Beginning Balance 7–1–12	$73,973	$101,657	$—
Net realized gain (loss)	—	(265)	—
Net change in unrealized appreciation (depreciation)	3,905	293	702
Purchases	45,015	10,076	21,988
Sales	—	(21,720)	—
Transfers into Level 3 during the period	—	—	—
Transfers out of Level 3 during the period	—	—	—
Ending Balance 12–31–12	$122,893	$90,041	$22,690
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12–31–12	$3,905	$293	$702

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 12–31–12	Valuation Technique(s)		Unobservable Input(s)
Assets
Common Stocks	$41,637	Purchase price		Purchase price
	81,256	See below	(1)
Corporate Debt Securities	10,076	Broker quote		Broker quote
	79,965	See below	(1)
Senior Loans	22,690	Third-party vendor pricing service		Vendor quotes

(1) At December 31, 2012, Waddell & Reed Advisors Asset Strategy Fund held (minority stake) investments in private-placement common stock and related corporate debt securities. Because of the unique nature of these securities, the Fund determined the enterprise value after considering the results of multiple valuation methodologies, including both a comparison to market comparable companies and a discounted cash flow model. The total enterprise value was then allocated to the common stock and corporate debt securities held by the Fund.

Under the market comparable companies’ model, the most significant input was the price-earnings ratio, for which a range of 19 to 22 was considered to be the range that market participants would take into account when pricing the issuer.

Using a discounted cash flows model, the most significant inputs (and related range of assumptions anticipated to be used by market participants) were the long-term growth rate (1.5% – 3.5%), the weighted average cost of capital (8.0% – 9.0%), the anticipated future tax rate (4.6% – 23%), and the future gross profit percentage (2.5% – 11.4%).

The Fund also applied an illiquidity discount of 5-10% for purposes of this valuation.

Significant changes in any of these inputs would result in a significantly lower or higher fair value measurement.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

Country Diversification
(as a % of net assets)
United States	41.5%
China	11.6%
United Kingdom	8.6%
Germany	7.5%
Hong Kong	7.4%
France	2.6%
South Korea	2.5%
Switzerland	1.9%
Netherlands	1.7%
Italy	1.6%
Other Countries	1.1%
Other+	12.0%

+	Includes gold bullion, options, cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	17

PORTFOLIO HIGHLIGHTS

Continental Income Fund	ALL DATA IS AS OF DECEMBER 31, 2012 (UNAUDITED)

Asset Allocation

Stocks	71.9%
Consumer Discretionary	13.0%
Consumer Staples	11.5%
Industrials	10.6%
Information Technology	9.4%
Energy	8.6%
Financials	8.4%
Health Care	6.7%
Materials	2.6%
Utilities	1.1%
Bonds	26.7%
Corporate Debt Securities	18.3%
United States Government and Government Agency Obligations	7.7%
Other Government Securities	0.7%
Cash and Cash Equivalents	1.4%

Lipper Rankings

Category: Lipper Mixed-Asset Target Allocation Growth Funds	Rank	Percentile
1 Year	382/562	68
3 Year	28/526	6
5 Year	17/478	4
10 Year	45/268	17

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Apple Inc.	Information Technology
Anheuser-Busch InBev S.A., ADR	Consumer Staples
Limited Brands, Inc.	Consumer Discretionary
National Oilwell Varco, Inc.	Energy
JPMorgan Chase & Co.	Financials
PNC Financial Services Group, Inc. (The)	Financials
CBS Corporation, Class B	Consumer Discretionary
ConocoPhillips	Energy
Berkshire Hathaway Inc., Class B	Financials
Union Pacific Corporation	Industrials

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

18	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Continental Income Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 2.9%
General Dynamics Corporation	36	$2,459
Honeywell International Inc.	122	7,718
Precision Castparts Corp.	48	9,149

		19,326

Apparel Retail – 2.2%
Limited Brands, Inc.	322	15,135

Application Software – 1.1%
Intuit Inc.	130	7,717

Asset Management & Custody Banks – 1.1%
Northern Trust Corporation	151	7,564

Brewers – 2.5%
Anheuser-Busch InBev S.A., ADR (A)	192	16,801

Broadcasting – 1.7%
CBS Corporation, Class B	301	11,465

Communications Equipment – 1.0%
QUALCOMM Incorporated	113	7,002

Computer Hardware – 2.7%
Apple Inc. (A)	33	17,537

Construction & Farm Machinery & Heavy Trucks – 1.1%
Cummins Inc.	69	7,509

Distillers & Vintners – 1.6%
Brown-Forman Corporation, Class B	167	10,537

Diversified Chemicals – 1.1%
Dow Chemical Company (The)	229	7,388

Electric Utilities – 1.1%
PPL Corporation	255	7,286

Fertilizers & Agricultural Chemicals – 1.5%
Monsanto Company	109	10,298

Food Retail – 1.2%
Whole Foods Market, Inc.	88	8,055

Footwear – 1.0%
NIKE, Inc., Class B	126	6,522

Health Care Distributors – 1.1%
Henry Schein, Inc. (A)	89	7,177

Health Care Equipment – 1.2%
Covidien plc (A)	145	8,378

Home Improvement Retail – 1.1%
Home Depot, Inc. (The)	115	7,082

Hotels, Resorts & Cruise Lines – 1.6%
Hyatt Hotels Corporation, Class A (A)	279	10,776

COMMON STOCKS (Continued)	Shares	Value
Household Products – 1.0%
Colgate-Palmolive Company	67	$7,004

Industrial Machinery – 3.7%
Pall Corporation	142	8,539
Parker Hannifin Corporation	84	7,171
Pentair, Inc. (A)	185	9,102

		24,812

Integrated Oil & Gas – 1.0%
Exxon Mobil Corporation	79	6,863

Internet Retail – 1.5%
Amazon.com, Inc. (A)	41	10,397

Internet Software & Services – 1.3%
Google Inc., Class A (A)	12	8,725

IT Consulting & Other Services – 1.2%
Cognizant Technology Solutions Corporation, Class A (A)	108	7,968

Motorcycle Manufacturers – 1.6%
Harley-Davidson, Inc.	224	10,956

Movies & Entertainment – 1.1%
News Corporation Limited, Class B	291	7,625

Multi-Line Insurance – 0.9%
American International Group, Inc. (A)	175	6,167

Oil & Gas Equipment & Services – 3.0%
National Oilwell Varco, Inc.	186	12,735
Schlumberger Limited	106	7,324

		20,059

Oil & Gas Exploration & Production – 2.9%
Cabot Oil & Gas Corporation	161	8,013
ConocoPhillips	196	11,389

		19,402

Oil & Gas Refining & Marketing – 1.4%
Phillips 66	177	9,417

Oil & Gas Storage & Transportation – 0.3%
Regency Energy Partners LP	101	2,181

Other Diversified Financial Services – 1.8%
JPMorgan Chase & Co.	275	12,096

Packaged Foods & Meats – 2.3%
Mead Johnson Nutrition Company	132	8,724
Mondelez Intl, Inc. Class A	273	6,948

		15,672

Personal Products – 1.4%
Estee Lauder Companies, Inc. (The), Class A	153	9,153

COMMON STOCKS (Continued)	Shares	Value
Pharmaceuticals – 4.4%
Allergan, Inc.	108	$9,925
GlaxoSmithKline plc, ADR	203	8,820
Johnson & Johnson	152	10,677

		29,422

Property & Casualty Insurance – 2.8%
Berkshire Hathaway Inc., Class B (A)	126	11,284
Travelers Companies, Inc. (The)	102	7,340

		18,624

Railroads – 2.9%
Kansas City Southern	99	8,248
Union Pacific Corporation	87	10,975

		19,223

Regional Banks – 1.8%
PNC Financial Services Group, Inc. (The)	204	11,878

Restaurants – 1.2%
Starbucks Corporation	145	7,753

Semiconductor Equipment – 1.0%
KLA-Tencor Corporation	138	6,567

Semiconductors – 1.1%
Microchip Technology Incorporated	233	7,593

Tobacco – 1.5%
Philip Morris International Inc.	123	10,271

TOTAL COMMON STOCKS – 71.9%		$483,383
(Cost: $356,055)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.2%
General Dynamics Corporation, 1.000%, 11–15–17	$1,000	994
United Technologies Corporation, 1.200%, 6–1–15	400	406

		1,400

Apparel Retail – 0.6%
Limited Brands, Inc.:
6.625%, 4–1–21	2,915	3,338
5.625%, 2–15–22	744	809

		4,147

2012	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS

Continental Income Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Apparel, Accessories & Luxury Goods – 0.3%
LVMH Moet Hennessy – Louis Vuitton, 1.625%, 6–29–17 (B)	$2,000	$2,032

Automobile Manufacturers – 0.9%
Ford Motor Company, Convertible, 4.250%, 11–15–16	4,000	6,339
Toyota Motor Credit Corporation, 2.050%, 1–12–17	500	517

		6,856

Banking – 0.2%
Commonwealth Bank of Australia New York, 1.950%, 3–16–15	1,350	1,385

Biotechnology – 0.3%
Amgen Inc., 2.125%, 5–15–17	2,250	2,330

Brewers – 0.4%
Anheuser-Busch InBev Worldwide Inc., 5.375%, 11–15–14	1,500	1,628
Heineken N.V., 1.400%, 10–1–17 (B)	750	747
SABMiller Holdings Inc., 3.750%, 1–15–22 (B)	250	270

		2,645

Broadcasting – 0.9%
CBS Corporation:
8.875%, 5–15–19	2,000	2,696
4.300%, 2–15–21	1,500	1,653
Discovery Communications, LLC:
4.375%, 6–15–21	750	837
3.300%, 5–15–22	900	923

		6,109

Cable & Satellite – 0.5%
DIRECTV Holdings LLC, 2.400%, 3–15–17	750	768
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 3.500%, 3–1–16	500	530
News American Incorporated, 3.000%, 9–15–22 (B)	2,000	2,006

		3,304

Communications Equipment – 0.1%
Cisco Systems, Inc., 2.900%, 11–17–14	500	522

Construction & Farm Machinery & Heavy Trucks – 0.2%
Caterpillar Inc., 1.375%, 5–27–14	1,500	1,518

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Finance – 0.6%
American Express Credit Corporation, 5.125%, 8–25–14	$400	$429
Capital One Financial Corporation:
2.125%, 7–15–14	500	509
1.000%, 11–6–15	1,000	997
Caterpillar Financial Services Corporation, 1.550%, 12–20–13	500	505
Ford Motor Credit Company LLC, 3.875%, 1–15–15	500	521
Penske Truck Leasing Co., LP and PTL Finance Corp., 2.500%, 7–11–14 (B)	750	758
USAA Capital Corporation, 1.050%, 9–30–14 (B)	500	502

		4,221

Data Processing & Outsourced Services – 0.2%
Fidelity National Financial, Inc., 6.600%, 5–15–17	1,300	1,465

Distillers & Vintners – 0.3%
Beam Inc., 1.875%, 5–15–17	900	919
Brown-Forman Corporation, 1.000%, 1–15–18	1,000	994

		1,913

Diversified Banks – 0.9%
Bank of Montreal, 1.300%, 10–31–14 (B)	1,500	1,524
Bank of New York Mellon Corporation (The), 1.500%, 1–31–14	1,250	1,265
Barclays Bank plc, 2.375%, 1–13–14	600	610
U.S. Bancorp, 4.200%, 5–15–14	1,500	1,575
Wells Fargo & Company:
3.676%, 6–15–16 (C)	250	270
1.500%, 1–16–18	750	751

		5,995

Diversified Capital Markets – 0.1%
Deutsche Bank AG, 3.450%, 3–30–15	750	791

Diversified Chemicals – 0.2%
E.I. du Pont de Nemours and Company, 3.250%, 1–15–15	1,000	1,053

Diversified Metals & Mining – 0.2%
Rio Tinto Finance (USA) Limited, 8.950%, 5–1–14	1,000	1,106

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Drug Retail – 0.3%
CVS Caremark Corporation, 3.250%, 5–18–15	$2,000	$2,120

Education Services – 0.2%
Yale University, 2.900%, 10–15–14	1,000	1,043

Environmental & Facilities Services – 0.1%
Republic Services, Inc., 5.000%, 3–1–20	500	579

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Company, 2.750%, 4–15–16	500	529

Food Distributors – 0.1%
Campbell Soup Company, 2.500%, 8–2–22	400	396

General Merchandise Stores – 0.1%
Target Corporation, 1.125%, 7–18–14	500	505

Health Care Equipment – 0.1%
Stryker Corporation, 2.000%, 9–30–16	500	520

Health Care Services – 0.3%
Quest Diagnostics Incorporated, 3.200%, 4–1–16	2,000	2,109

Health Care Supplies – 0.1%
DENTSPLY International Inc., 2.750%, 8–15–16	750	778

Home Improvement Retail – 0.1%
Home Depot, Inc. (The), 4.400%, 4–1–21	375	442

Household Products – 0.1%
Church & Dwight Co., Inc., 2.875%, 10–1–22	250	251
Colgate-Palmolive Company, 1.250%, 5–1–14	250	252

		503

Hypermarkets & Super Centers – 0.1%
Wal-Mart Stores, Inc., 2.875%, 4–1–15	875	919

Industrial Gases – 0.4%
Praxair, Inc.:
4.375%, 3–31–14	2,500	2,617
3.000%, 9–1–21	500	524

		3,141

Industrial Machinery – 0.6%
Eaton Corporation, 0.638%, 6–16–14 (C)	750	749
Illinois Tool Works Inc., 5.150%, 4–1–14	2,500	2,643

		3,392

20	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Continental Income Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Integrated Oil & Gas – 0.2%
Cenovus Energy Inc., 4.500%, 9–15–14	$1,000	$1,061

Internet Retail – 0.1%
Amazon.com, Inc., 0.650%, 11–27–15	750	749

Investment Banking & Brokerage – 0.1%
Goldman Sachs Group, Inc., (The), 1.600%, 11–23–15	1,000	1,007

IT Consulting & Other Services – 0.7%
International Business Machines Corporation:
2.100%, 5–6–13	3,000	3,018
1.250%, 5–12–14	2,000	2,024

		5,042

Leisure Products – 0.1%
Mattel, Inc., 2.500%, 11–1–16	500	520

Life & Health Insurance – 0.8%
Metropolitan Life Global Funding I:
2.000%, 1–10–14 (B)	1,000	1,014
5.125%, 6–10–14 (B)	1,500	1,595
2.500%, 9–29–15 (B)	1,500	1,565
Prudential Financial, Inc., 4.750%, 9–17–15	1,000	1,096

		5,270

Managed Health Care – 0.2%
WellPoint, Inc., 1.875%, 1–15–18	1,000	1,012

Movies & Entertainment – 0.2%
Viacom Inc., 4.375%, 9–15–14	1,000	1,060

Multi–Utilities – 0.1%
Duke Energy Ohio, Inc., 2.100%, 6–15–13	1,000	1,007

Office Electronics – 0.2%
Xerox Corporation, 4.250%, 2–15–15	1,000	1,052

Oil & Gas Drilling – 0.2%
Transocean Inc., 2.500%, 10–15–17	1,500	1,515

Oil & Gas Equipment & Services – 0.2%
National Oilwell Varco, Inc., 1.350%, 12–1–17	250	251
Schlumberger Investment S.A., 1.250%, 8–1–17 (B)	500	498
Schlumberger S.A. (GTD by Schlumberger Limited), 2.650%, 1–15–16 (B)	500	524

		1,273

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Exploration & Production – 0.4%
ConocoPhillips, 4.750%, 2–1–14	$673	$703
EOG Resources, Inc., 2.500%, 2–1–16	1,000	1,046
Southwestern Energy Company, 4.100%, 3–15–22 (B)	1,350	1,451

		3,200

Other Diversified Financial Services – 1.4%
JPMorgan Chase & Co.:
4.650%, 6–1–14	3,000	3,160
1.100%, 10–15–15	1,500	1,500
3.450%, 3–1–16	2,000	2,124
3.150%, 7–5–16	750	794
7.900%, 4–29–49 (C)	1,000	1,133

		8,711

Packaged Foods & Meats – 0.6%
Kellogg Company, 4.450%, 5–30–16	1,000	1,106
Kraft Foods Inc., 4.125%, 2–9–16	2,000	2,179
Unilever Capital Corporation, 2.750%, 2–10–16	1,000	1,059

		4,344

Personal Products – 0.2%
Estee Lauder Companies, Inc. (The), 2.350%, 8–15–22	1,200	1,187

Pharmaceuticals – 0.4%
Novartis Capital Corporation, 1.900%, 4–24–13	500	503
Roche Holdings Ltd, 5.000%, 3–1–14 (B)	1,906	2,002

		2,505

Railroads – 0.1%
Burlington Northern Santa Fe, LLC, 3.050%, 3–15–22	900	928

Regional Banks – 0.1%
Canadian Imperial Bank of Commerce, 0.900%, 10–1–15	750	753

Restaurants – 0.1%
YUM! Brands, Inc., 4.250%, 9–15–15	500	540

Retail Stores – 0.1%
Dollar General Corporation, 4.125%, 7–15–17	450	473
Fifth & Pacific Companies, Inc., 10.500%, 4–15–19 (B)	400	443

		916

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Semiconductors – 0.2%
Broadcom Corporation, 2.700%, 11–1–18	$750	$803
Texas Instruments Incorporated, 0.490%, 5–15–13 (C)	500	501

		1,304

Soft Drinks – 0.4%
PepsiCo, Inc.:
3.750%, 3–1–14	1,250	1,297
0.700%, 8–13–15	1,500	1,502

		2,799

Specialty Chemicals – 0.1%
RPM International Inc., 3.450%, 11–15–22	750	734
Sherwin–Williams Company (The), 1.350%, 12–15–17	250	249

		983

Systems Software – 0.1%
Microsoft Corporation, 2.950%, 6–1–14	500	518

Tobacco – 0.1%
Philip Morris International Inc., 4.500%, 3–26–20	750	872

Wireless – 0.0%
Virgin Media Finance plc, 4.875%, 2–15–22	298	305

Wireless Telecommunication Service – 1.1%
America Movil, S.A.B. de C.V., 3.625%, 3–30–15	2,500	2,651
American Tower Corporation:
4.625%, 4–1–15	1,500	1,594
4.700%, 3–15–22	1,140	1,260
Crown Castle International Corp, 5.250%, 1–15–23 (B)	1,171	1,253

		6,758

TOTAL CORPORATE DEBT SECURITIES – 18.3%		$122,959
(Cost: $115,184)

OTHER GOVERNMENT SECURITIES
Israel – 0.2%
State of Israel, 4.000%, 6–30–22	1,250	1,359

2012	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS

Continental Income Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

OTHER GOVERNMENT SECURITIES (Continued)	Principal	Value
Qatar – 0.2%
State of Qatar, 4.000%, 1–20–15 (B)	$1,500	$1,579

Supranational – 0.3%
International Bank for Reconstruction and Development, 2.375%, 5–26–15	1,650	1,730

TOTAL OTHER GOVERNMENT SECURITIES – 0.7%		$4,668
(Cost: $4,381)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.4%
National Archives Facility Trust, 8.500%, 9–1–19	2,245	2,797

Mortgage-Backed Obligations – 0.6%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.500%, 12–1–31	131	152
6.500%, 1–1–32	113	131
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 7–1–18	657	708
4.500%, 9–1–19	1,611	1,733

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
4.000%, 9–15–18	$715	$752
6.500%, 8–15–28	150	174

		3,650

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.0%		$6,447
(Cost: $5,632)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 6.7%
United States Treasury Bonds:
7.250%, 5–15–16	8,500	10,434
6.250%, 8–15–23	5,000	7,161
United States Treasury Notes:
4.250%, 11–15–14	10,000	10,742
4.250%, 8–15–15	15,000	16,526

		44,863

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 6.7%		$44,863
(Cost: $38,895)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 0.9%
CVS Caremark Corporation, 0.280%, 1–2–13 (D)	$4,437	$4,437
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia), 0.260%, 1–31–13 (D)	1,572	1,572

		6,009

Master Note – 0.2%
Toyota Motor Credit Corporation, 0.142%, 6–28–13 (E)	1,294	1,294

TOTAL SHORT-TERM SECURITIES – 1.1%		$7,303
(Cost: $7,303)

TOTAL INVESTMENT SECURITIES – 99.7%		$669,623
(Cost: $527,450)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,835

NET ASSETS – 100.0%		$671,458

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the total value of these securities amounted to $19,763 or 2.9% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(D)	Rate shown is the yield to maturity at December 31, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

22	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Continental Income Fund (in thousands) DECEMBER 31, 2012 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$483,383	$—	$—
Corporate Debt Securities	—	122,959	—
Other Government Securities	—	4,668	—
United States Government Agency Obligations	—	6,447	—
United States Government Obligations	—	44,863	—
Short-Term Securities	—	7,303	—
Total	$483,383	$186,240	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	23

PORTFOLIO HIGHLIGHTS

Core Investment Fund	ALL DATA IS AS OF DECEMBER 31, 2012 (UNAUDITED)

Asset Allocation

Stocks	98.5%
Consumer Discretionary	22.1%
Consumer Staples	15.9%
Industrials	14.9%
Information Technology	12.7%
Financials	11.7%
Materials	7.2%
Energy	6.7%
Health Care	6.5%
Telecommunication Services	0.8%
Cash and Cash Equivalents	1.5%

Lipper Rankings

Category: Lipper Large-Cap Core Funds	Rank	Percentile
1 Year	95/941	11
3 Year	15/864	2
5 Year	42/753	6
10 Year	57/491	12

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Capital One Financial Corporation	Financials
Apple Inc.	Information Technology
CBS Corporation, Class B	Consumer Discretionary
JPMorgan Chase & Co.	Financials
Harley-Davidson, Inc.	Consumer Discretionary
Union Pacific Corporation	Industrials
Anheuser-Busch InBev S.A., ADR	Consumer Staples
Pall Corporation	Industrials
Time Warner Cable Inc.	Consumer Discretionary
Pentair, Inc.	Industrials

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

24	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Core Investment Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 2.8%
Precision Castparts Corp.	453	$85,769

Apparel, Accessories & Luxury Goods – 2.9%
Polo Ralph Lauren Corporation	330	49,429
Under Armour, Inc., Class A (A)	795	38,581

		88,010

Application Software – 1.5%
Intuit Inc.	757	45,047

Asset Management & Custody Banks – 0.9%
Northern Trust Corporation	570	28,566

Biotechnology – 1.0%
Alexion Pharmaceuticals, Inc. (A)	322	30,216

Brewers – 3.1%
Anheuser-Busch InBev S.A., ADR (A)	1,098	95,958

Broadcasting – 5.4%
CBS Corporation, Class B	3,012	114,620
Discovery Holding Company, Class A (A)	841	53,393

		168,013

Cable & Satellite – 4.4%
Charter Communications, Inc., Class A (A)	554	42,252
Time Warner Cable Inc.	952	92,486

		134,738

Computer Hardware – 4.1%
Apple Inc. (A)	239	127,235

Construction & Farm Machinery & Heavy Trucks – 1.0%
Cummins Inc.	286	30,945

Consumer Finance – 4.9%
Capital One Financial Corporation	2,550	147,692

Data Processing & Outsourced Services – 2.7%
MasterCard Incorporated, Class A	170	83,370

Distillers & Vintners – 1.9%
Beam Inc.	959	58,567

Diversified Chemicals – 2.5%
Dow Chemical Company (The)	2,408	77,833

Fertilizers & Agricultural Chemicals – 2.8%
Monsanto Company	911	86,264

Food Retail – 1.1%
Whole Foods Market, Inc.	383	34,970

COMMON STOCKS (Continued)	Shares	Value
Health Care Equipment – 1.5%
Covidien plc (A)	778	$44,899

Home Improvement Retail – 2.0%
Home Depot, Inc. (The)	985	60,891

Hypermarkets & Super Centers – 1.4%
Costco Wholesale Corporation	423	41,750

Industrial Machinery – 5.9%
Pall Corporation	1,549	93,349
Pentair, Inc. (A)	1,784	87,669

		181,018

Internet Retail – 1.5%
Amazon.com, Inc. (A)	189	47,415

Internet Software & Services – 1.2%
Facebook, Inc., Class A (A)	1,339	35,663

Leisure Products – 0.7%
Polaris Industries Inc.	262	22,022

Motorcycle Manufacturers – 3.4%
Harley-Davidson, Inc.	2,121	103,576

Movies & Entertainment – 1.8%
News Corporation Limited, Class B	2,137	56,067

Multi-Line Insurance – 1.0%
American International Group, Inc. (A)	881	31,096

Oil & Gas Equipment & Services – 2.4%
National Oilwell Varco, Inc.	407	27,805
Schlumberger Limited	669	46,345

		74,150

Oil & Gas Exploration & Production – 3.0%
ConocoPhillips	541	31,381
Noble Energy, Inc.	589	59,966

		91,347

Oil & Gas Refining & Marketing – 1.3%
Phillips 66	745	39,577

Other Diversified Financial Services – 3.7%
JPMorgan Chase & Co.	2,557	112,414

Packaged Foods & Meats – 3.8%
Mead Johnson Nutrition Company	1,135	74,812
Mondelez Intl, Inc. Class A	1,724	43,908

		118,720

Personal Products – 1.8%
Estee Lauder Companies, Inc. (The), Class A	929	55,611

COMMON STOCKS (Continued)	Shares	Value
Pharmaceuticals – 4.0%
Allergan, Inc.	421	$38,605
Pfizer Inc.	3,371	84,544

		123,149

Railroads – 5.2%
Kansas City Southern	675	56,374
Union Pacific Corporation	811	101,921

		158,295

Regional Banks – 1.2%
SunTrust Banks, Inc.	1,350	38,281

Semiconductors – 3.2%
Altera Corporation	1,924	66,245
Texas Instruments Incorporated	999	30,897

		97,142

Specialty Chemicals – 1.9%
LyondellBasell Industries N.V., Class A	279	15,951
Sherwin-Williams Company (The)	271	41,747

		57,698

Tobacco – 2.8%
Philip Morris International Inc.	1,013	84,707

Wireless Telecommunication Service – 0.8%
SBA Communications Corporation (A)	330	23,429

TOTAL COMMON STOCKS – 98.5%		$3,022,110
(Cost: $2,229,517)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.0%
Air Products and Chemicals, Inc., 0.150%, 1–9–13 (B)	$17,116	17,116
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited), 0.160%, 1–28–13 (B)	6,393	6,392
Campbell Soup Company, 0.230%, 2–4–13 (B)	2,482	2,481
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.140%, 1–17–13 (B)	4,500	4,500
John Deere Canada ULC (GTD by Deere & Company), 0.140%, 2–6–13 (B)	5,000	4,999
Kellogg Co., 0.190%, 1–10–13 (B)	5,000	5,000
Wal-Mart Stores, Inc., 0.100%, 1–29–13 (B)	19,567	19,565

		60,053

2012	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS

Core Investment Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.0%
Toyota Motor Credit Corporation, 0.142%, 6–28–13 (C)	$664	$664

TOTAL SHORT-TERM SECURITIES – 2.0%		$60,717
(Cost: $60,717)

TOTAL INVESTMENT SECURITIES – 100.5%		$3,082,827
(Cost: $2,290,234)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5%)		(15,973)

NET ASSETS – 100.0%		$3,066,854

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$680,732	$—	$—
Consumer Staples	490,283	—	—
Energy	205,074	—	—
Financials	358,049	—	—
Health Care	198,264	—	—
Industrials	456,027	—	—
Information Technology	388,457	—	—
Materials	221,795	—	—
Telecommunication Services	23,429	—	—
Total Common Stocks	$3,022,110	$—	$—
Short-Term Securities	—	60,717	—
Total	$3,022,110	$60,717	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

26	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Dividend Opportunities Fund	ALL DATA IS AS OF DECEMBER 31, 2012 (UNAUDITED)

Asset Allocation

Stocks	96.2%
Industrials	17.5%
Energy	13.9%
Consumer Discretionary	13.6%
Financials	12.9%
Consumer Staples	12.0%
Information Technology	10.4%
Health Care	9.2%
Materials	4.9%
Utilities	1.0%
Telecommunication Services	0.8%
Cash and Cash Equivalents	3.8%

Lipper Rankings

Category: Lipper Equity Income Funds	Rank	Percentile
1 Year	164/313	53
3 Year	234/247	95
5 Year	206/216	95

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
JPMorgan Chase & Co.	Financials
Schlumberger Limited	Energy
Union Pacific Corporation	Industrials
Microchip Technology Incorporated	Information Technology
Philip Morris International Inc.	Consumer Staples
Apple Inc.	Information Technology
Home Depot, Inc. (The)	Consumer Discretionary
Anheuser-Busch InBev S.A., ADR	Consumer Staples
Goldman Sachs Group, Inc. (The)	Financials
Visa Inc., Class A	Information Technology

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2012	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS

Dividend Opportunities Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 4.2%
Boeing Company (The)	239	$17,989
Honeywell International Inc.	197	12,513

		30,502

Apparel, Accessories & Luxury Goods – 1.8%
V.F. Corporation	84	12,636

Brewers – 3.0%
Anheuser-Busch InBev S.A., ADR (A)	246	21,520

Broadcasting – 0.7%
CBS Corporation, Class B	131	5,002

Casinos & Gaming – 2.2%
Las Vegas Sands, Inc.	165	7,612
Wynn Resorts, Limited	70	7,834

		15,446

Computer Hardware – 3.2%
Apple Inc. (A)	43	22,920

Construction & Farm Machinery & Heavy Trucks – 3.5%
Caterpillar Inc.	85	7,610
Deere & Company	199	17,176

		24,786

Consumer Finance – 1.8%
Capital One Financial Corporation	222	12,881

Data Processing & Outsourced Services – 3.7%
Paychex, Inc.	218	6,782
Visa Inc., Class A	128	19,463

		26,245

Department Stores – 0.5%
Macy’s Inc.	97	3,779

Distillers & Vintners – 2.2%
Diageo plc, ADR	138	16,030

Diversified Banks – 2.1%
Wells Fargo & Company	435	14,879

Diversified Chemicals – 1.1%
Dow Chemical Company (The)	245	7,918

Diversified Metals & Mining – 1.3%
Rio Tinto plc, ADR	160	9,268

Fertilizers & Agricultural Chemicals – 2.5%
Monsanto Company	83	7,861
Mosaic Company (A)	185	10,466

		18,327

General Merchandise Stores – 0.8%
Target Corporation	96	5,674

COMMON STOCKS (continued)	Shares	Value
Home Improvement Retail – 3.1%
Home Depot, Inc. (The)	368	$22,759

Homebuilding – 3.0%
D.R. Horton, Inc.	671	13,278
M.D.C. Holdings, Inc.	223	8,214

		21,492

Household Products – 1.4%
Colgate-Palmolive Company	93	9,764

Industrial Conglomerates – 2.5%
General Electric Company	844	17,710

Industrial Machinery – 2.0%
Eaton Corporation (A)	138	7,464
Pentair, Inc. (A)	147	7,247

		14,711

Integrated Oil & Gas – 3.8%
Chevron Corporation	54	5,813
Exxon Mobil Corporation	204	17,651
Royal Dutch Petroleum Company, New York Shares	54	3,744

		27,208

Integrated Telecommunication Services – 0.8%
CenturyLink, Inc.	156	6,095

Investment Banking & Brokerage – 2.9%
Goldman Sachs Group, Inc. (The)	166	21,111

Multi-Utilities – 1.0%
PG&E Corporation	175	7,050

Oil & Gas Drilling – 1.9%
Seadrill Limited	368	13,535

Oil & Gas Equipment & Services – 6.8%
Halliburton Company	228	7,920
National Oilwell Varco, Inc.	227	15,498
Schlumberger Limited	369	25,544

		48,962

Oil & Gas Storage & Transportation – 1.4%
MarkWest Energy Partners, L.P.	203	10,342

Other Diversified Financial Services – 4.3%
JPMorgan Chase & Co.	698	30,672

Packaged Foods & Meats – 0.5%
Mondelez Intl, Inc. Class A	140	3,556

Pharmaceuticals – 9.2%
Bristol-Myers Squibb Company	259	8,447
Eli Lilly and Company	155	7,642
GlaxoSmithKline plc, ADR	198	8,596

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (Continued)
Johnson & Johnson	211	$14,805
Merck & Co., Inc.	187	7,674
Pfizer Inc.	755	18,943

		66,107

Property & Casualty Insurance – 1.3%
ACE Limited	117	9,369

Railroads – 5.3%
Kansas City Southern	142	11,866
Union Pacific Corporation	202	25,445

		37,311

Regional Banks – 0.5%
SunTrust Banks, Inc.	130	3,677

Restaurants – 1.5%
McDonald’s Corporation	41	3,643
Starbucks Corporation	132	7,070

		10,713

Semiconductors – 3.5%
Microchip Technology Incorporated	780	25,427

Soft Drinks – 0.5%
Coca-Cola Company (The)	99	3,596

Tobacco – 4.4%
Altria Group, Inc.	229	7,189
Philip Morris International Inc.	293	24,498

		31,687

TOTAL COMMON STOCKS – 96.2%		$690,667
(Cost: $527,106)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.9%
Air Products and Chemicals, Inc., 0.150%, 1–3–13 (B)	$8,000	7,999
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.140%, 1-17-13 (B)	6,000	6,000
Kellogg Co., 0.190%, 1–10–13 (B)	5,000	5,000
St. Jude Medical, Inc., 0.200%, 1–4–13 (B)	2,000	2,000

		20,999

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.142%, 6-28-13 (C)	1,010	1,010

28	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Dividend Opportunities Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS (continued)	Shares	Value
Municipal Obligations – Taxable – 0.5%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.100%, 1–2–13 (C)	3,000	$3,000

TOTAL SHORT-TERM SECURITIES – 3.5%		$25,009
(Cost: $25,009)

TOTAL INVESTMENT SECURITIES – 99.7%		$715,676
(Cost: $552,115)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		2,445

NET ASSETS – 100.0%		$718,121

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$690,667	$—	$—
Short-Term Securities	—	25,009	—
Total	$690,667	$25,009	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	29

PORTFOLIO HIGHLIGHTS

Energy Fund	ALL DATA IS AS OF DECEMBER 31, 2012 (UNAUDITED)

Asset Allocation

Stocks	97.5%
Energy	92.9%
Industrials	2.8%
Materials	1.8%
Cash and Cash Equivalents	2.5%

Lipper Rankings

Category: Lipper Natural Resources Funds	Rank	Percentile
1 Year	78/117	67
3 Year	47/68	69
5 Year	37/66	56

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	85.7%
United States	82.2%
Canada	3.5%
Europe	7.4%
Pacific Basin	3.2%
Bahamas/Caribbean	1.2%
Cash and Cash Equivalents	2.5%

Top 10 Equity Holdings

Company	Sector	Industry
National Oilwell Varco, Inc.	Energy	Oil & Gas Equipment & Services
Schlumberger Limited	Energy	Oil & Gas Equipment & Services
Continental Resources, Inc.	Energy	Oil & Gas Exploration & Production
Cameron International Corporation	Energy	Oil & Gas Equipment & Services
Anadarko Petroleum Corporation	Energy	Oil & Gas Exploration & Production
Exxon Mobil Corporation	Energy	Integrated Oil & Gas
EOG Resources, Inc.	Energy	Oil & Gas Exploration & Production
Southwestern Energy Company	Energy	Oil & Gas Exploration & Production
Core Laboratories N.V.	Energy	Oil & Gas Equipment & Services
Cabot Oil & Gas Corporation	Energy	Oil & Gas Exploration & Production

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

30	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Energy Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Coal & Consumable Fuels – 2.1%
Cameco Corporation	97	$1,904
Peabody Energy Corporation	86	2,283

		4,187

Construction & Engineering – 2.8%
Fluor Corporation	93	5,448

Diversified Metals & Mining – 1.8%
BHP Billiton Limited, ADR	45	3,565

Integrated Oil & Gas – 8.3%
Chevron Corporation	9	984
Exxon Mobil Corporation	84	7,249
Occidental Petroleum Corporation	71	5,416
Suncor Energy Inc.	82	2,718

		16,367

Oil & Gas Drilling – 7.9%
Ensco plc (A)	36	2,143
Helmerich & Payne, Inc.	93	5,228
Nabors Industries Ltd. (A)	163	2,350
Seadrill Limited	75	2,745
Transocean Inc.	71	3,155

		15,621

Oil & Gas Equipment & Services – 31.0%
Basic Energy Services, Inc. (A)	184	2,098
Cameron International Corporation (A)	133	7,532
Core Laboratories N.V.	57	6,242
Dresser-Rand Group Inc. (A)	71	3,992
Dril-Quip, Inc. (A)	56	4,083
FMC Technologies, Inc. (A)	83	3,574
Forum Energy Technologies, Inc. (A)	159	3,941
Halliburton Company	159	5,531
National Oilwell Varco, Inc.	142	9,686
Schlumberger Limited	122	8,423
Superior Energy Services, Inc. (A)	135	2,792
Tenaris S.A., ADR	40	1,668
Weatherford International Ltd. (A)	161	1,804

		61,366

COMMON STOCKS (Continued)	Shares	Value

Oil & Gas Exploration & Production – 29.6%
Anadarko Petroleum Corporation	98	$7,282
Apache Corporation	23	1,809
Bonanza Creek Energy, Inc. (A)	39	1,082
Cabot Oil & Gas Corporation	115	5,695
CNOOC Limited, ADR	13	2,860
Cobalt International Energy, Inc. (A)	103	2,520
Concho Resources Inc. (A)	22	1,744
Continental Resources, Inc. (A)	114	8,404
EOG Resources, Inc.	57	6,831
Gulfport Energy Corporation (A)	42	1,603
Laredo Petroleum Holdings, Inc. (A)	48	873
Marathon Oil Corporation	32	981
Noble Energy, Inc.	50	5,062
Oasis Petroleum LLC (A)	68	2,156
Petroleum Development Corporation (A)	28	932
Pioneer Natural Resources Company	22	2,377
Southwestern Energy Company (A)	191	6,383

		58,594

Oil & Gas Refining & Marketing – 2.9%
Clean Energy Fuels Corp. (A)	106	1,315
Marathon Petroleum Corporation (A)	59	1,828
Marathon Petroleum Corporation	41	2,582

		5,725

Oil & Gas Storage & Transportation – 11.1%
El Paso Pipeline Partners, L.P.	95	3,525
Enbridge Inc.	49	2,131
Kinder Morgan Management, LLC (A)	35	2,634
Kinder Morgan, Inc.	108	3,825

COMMON STOCKS (Continued)	Shares	Value

Oil & Gas Storage & Transportation (Continued)
MarkWest Energy Partners, L.P.	54	$2,762
Regency Energy Partners LP	88	1,909
Targa Resources Corp.	46	2,425
Williams Companies, Inc. (The)	85	2,785

		21,996

TOTAL COMMON STOCKS – 97.5%		$192,869
(Cost: $139,948)

SHORT-TERM SECURITIES	Principal
Master Note – 1.6%
Toyota Motor Credit Corporation, 0.142%,6–28–13 (B)	$3,147	3,147

United States Government Agency Obligations – 1.0%
Overseas Private Investment Corporation (GTD by United States Government), 0.170%, 1–2–13 (B)	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 2.6%		$5,147
(Cost: $5,147)

TOTAL INVESTMENT SECURITIES – 100.1%		$198,016
(Cost: $145,095)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(270)

NET ASSETS – 100.0%		$197,746

2012	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS

Energy Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$192,869	$—	$—
Short-Term Securities	—	5,147	—
Total	$192,869	$5,147	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

Country Diversification
(as a % of net assets)
United States	82.2%
Canada	3.5%
Netherlands	3.2%
Australia	1.8%
Norway	1.4%
Hong Kong	1.4%
Bermuda	1.2%
United Kingdom	1.1%
Other Countries	1.7%
Other+	2.5%

+Includes cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

32	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

International Growth Fund	ALL DATA IS AS OF DECEMBER 31, 2012 (UNAUDITED)

Asset Allocation

Stocks	95.7%
Industrials	18.0%
Consumer Discretionary	16.6%
Information Technology	14.6%
Health Care	11.8%
Financials	9.4%
Energy	8.2%
Consumer Staples	7.6%
Materials	7.2%
Telecommunication Services	2.3%
Cash and Cash Equivalents	4.3%

Lipper Rankings

Category: Lipper International Large-Cap Growth Funds	Rank	Percentile
1 Year	120/213	57
3 Year	15/200	8
5 Year	25/157	16
10 Year	54/117	46

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

Europe	55.1%
France	13.4%
Germany	13.2%
United Kingdom	12.6%
Switzerland	3.7%
Other Europe	12.2%
Pacific Basin	29.9%
Japan	12.8%
India	4.6%
Australia	4.4%
Other Pacific Basin	8.1%
North America	9.4%
United States	7.5%
Other North America	1.9%
Other	1.3%
Cash and Cash Equivalents	4.3%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Fresenius SE & Co. KGaA	Germany	Health Care	Health Care Services
Volkswagen AG	Germany	Consumer Discretionary	Automobile Manufacturers
Diageo plc	United Kingdom	Consumer Staples	Distillers & Vintners
Vinci	France	Industrials	Construction & Engineering
Safran	France	Industrials	Aerospace & Defense
InBev NV	United States	Consumer Staples	Brewers
Telstra Corporation Limited	Australia	Telecommunication Services	Integrated Telecommunication Services
Bayer AG	Germany	Health Care	Pharmaceuticals
GlaxoSmithKline plc	United Kingdom	Health Care	Pharmaceuticals
Galaxy Entertainment Group Limited, ADR	Hong Kong	Consumer Discretionary	Casinos & Gaming

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2012	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS

International Growth Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia – 4.4%
Coca-Cola Amatil Limited	430	$6,040
David Jones Limited	1,958	4,821
Telstra Corporation Limited	2,484	11,320

		22,181

Canada – 1.9%
Agrium Inc.	50	4,994
Canadian Natural Resources Limited	158	4,543

		9,537

China – 2.7%
Baidu.com, Inc., ADR (A)	52	5,222
Ping An Insurance (Group) Company of China, Ltd., A Shares	653	4,773
Tingyi Holding Corp.	1,322	3,719

		13,714

Finland – 0.5%
Stora Enso Oyj, Class R	367	2,570

France – 13.4%
Alstom	129	5,210
Cap Gemini S.A.	165	7,220
Compagnie Generale des Etablissements Michelin, Class B	79	7,560
European Aeronautic Defence and Space Company	72	2,819
LVMH Moet Hennessy – Louis Vuitton	44	8,032
Pinault-Printemps-Redoute S.A.	27	5,069
Safran	263	11,396
Sanofi-Aventis	98	9,264
Vinci	248	11,937

		68,507

Germany – 10.7%
adidas AG	56	5,026
Bayer AG	117	11,135
Deutsche Lufthansa AG	292	5,526
Fresenius SE & Co. KGaA (A)	125	14,397
Fresenius SE & Co. KGaA (A)(B)	16	1,792
Linde AG	28	4,984
MTU Aero Engines Holding AG	95	8,693
SAP AG	36	2,863

		54,416

Hong Kong – 3.4%
Galaxy Entertainment Group Limited, ADR (A)	2,333	9,355
Yue Yuen Industrial (Holdings) Limited	2,301	7,781

		17,136

COMMON STOCKS (Continued)	Shares	Value
India – 4.6%
Housing Development Finance Corporation Limited (A)(B)	533	$8,139
NMDC Limited (A)(B)	2,033	6,174
State Bank of India	205	9,067

		23,380

Ireland – 0.9%
Smurfit Kappa Group plc	384	4,513

Israel – 1.3%
Teva Pharmaceutical Industries Limited, ADR	175	6,539

Italy – 2.6%
Eni S.p.A.	215	5,278
Saipem S.p.A.	202	7,885

		13,163

Japan – 12.8%
Bridgestone Corporation	298	7,765
Canon Inc.	119	4,609
JGC Corporation	225	7,011
KONAMI Corporation	161	3,635
Mitsubishi Corporation	377	7,254
Mitsubishi Electric Corporation	530	4,513
Mitsui & Co., Ltd.	254	3,806
Mizuho Financial Group, Inc.	2,893	5,303
Nexon Co., Ltd. (A)(B)	253	2,562
Nissin Kogyo Co., Ltd.	398	6,155
ORIX Corporation	69	7,748
Sumitomo Corporation	390	5,005

		65,366

Luxembourg – 1.6%
Tenaris S.A.	389	8,117

Netherlands – 1.1%
ASML Holding N.V., Ordinary Shares (A)	91	5,845

Norway – 2.9%
Seadrill Limited	203	7,476
Yara International ASA	151	7,507

		14,983

South Korea – 1.0%
Samsung Electronics Co., Ltd.	4	5,201

Sweden – 2.6%
AB Volvo, Class B (A)	546	7,524
Telefonaktiebolaget LM Ericsson, B Shares	558	5,634

		13,158

Switzerland – 3.7%
Credit Suisse Group AG, Registered Shares	231	5,638

COMMON STOCKS (Continued)	Shares	Value
Switzerland (Continued)
Novartis AG, Registered Shares	123	$7,758
Swatch Group Ltd (The), Bearer Shares	10	5,233

		18,629

Taiwan – 1.0%
MediaTek Incorporation	460	5,146

United Kingdom – 12.6%
ARM Holdings plc, ADR	132	5,002
BHP Billiton plc	180	6,347
British American Tobacco plc	114	5,796
Capita Group plc (The)	232	2,861
Diageo plc	416	12,107
Experian plc	483	7,786
GlaxoSmithKline plc	432	9,409
Pearson plc	258	5,025
Petrofac Limited	93	2,486
Prudential plc	518	7,393

		64,212

United States – 7.5%
Apple Inc. (A)	9	5,000
Cognizant Technology Solutions Corporation, Class A (A)	120	8,890
InBev NV	130	11,357
QUALCOMM Incorporated	120	7,454
Schlumberger Limited	81	5,620

		38,321

TOTAL COMMON STOCKS – 93.2%		$474,634
(Cost: $411,872)

PREFERRED STOCKS
Germany – 2.5%
Volkswagen AG, 2.260% (A)	55	12,631

TOTAL PREFERRED STOCKS – 2.5%		$12,631
(Cost: $10,516)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.6%
Corporacion Andina de Fomento, 0.190%, 2–4–13 (C)	$1,480	1,480
Prudential Funding LLC (GTD by Prudential Financial Inc.), 0.100%, 1–2–13 (C)	6,493	6,493

		7,973

34	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

International Growth Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.1%
Toyota Motor Credit Corporation, 0.142%, 6–28–13 (D)	$598	$598

TOTAL SHORT-TERM SECURITIES – 1.7%		$8,571
(Cost: $8,571)

TOTAL INVESTMENT SECURITIES – 97.4%		$495,836
(Cost: $430,959)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.6%		13,316

NET ASSETS – 100.0%		$509,152

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the total value of these securities amounted to $18,667 or 3.7% of net assets.

(C)	Rate shown is the yield to maturity at December 31, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Citibank, N.A.	24,800	1–14–13	$—	$637
Sell	Japanese Yen	Goldman Sachs International	1,944,250	2–7–13	3,069	—

					$3,069	$637

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$71,822	$—
Consumer Staples	—	39,020	—
Energy	10,164	31,242	—
Financials	—	48,060	—
Health Care	6,539	53,755	—
Industrials	—	91,341	—
Information Technology	31,568	42,714	—
Materials	4,993	32,095	—
Telecommunication Services	—	11,321	—
Total Common Stocks	$53,264	$421,370	$—
Preferred Stocks	—	12,631	—
Short-Term Securities	—	8,571	—
Total	$53,264	$442,572	$—
Forward Foreign Currency Contracts	$—	$3,069	$—

Liabilities
Forward Foreign Currency Contracts	$—	$637	$—

2012	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS

International Growth Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

Market Sector Diversification
(as a % of net assets)
Industrials	18.0%
Consumer Discretionary	16.6%
Information Technology	14.6%
Health Care	11.8%
Financials	9.4%
Energy	8.2%
Consumer Staples	7.6%
Materials	7.2%
Telecommunication Services	2.3%
Other+	4.3%

+Includes cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

36	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

New Concepts Fund	ALL DATA IS AS OF DECEMBER 31, 2012 (UNAUDITED)

Asset Allocation

Stocks	98.5%
Information Technology	23.6%
Consumer Discretionary	19.3%
Industrials	15.9%
Health Care	12.0%
Financials	11.2%
Energy	8.9%
Consumer Staples	5.6%
Materials	2.0%
Cash and Cash Equivalents	1.5%

Lipper Rankings

Category: Lipper Mid-Cap Growth Funds	Rank	Percentile
1 Year	249/392	64
3 Year	45/350	13
5 Year	11/318	4
10 Year	8/220	4

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.
Top 10 Equity Holdings

Company	Sector
CarMax, Inc.	Consumer Discretionary
Varian Medical Systems, Inc.	Health Care
Northern Trust Corporation	Financials
Microchip Technology Incorporated	Information Technology
Polypore International, Inc.	Industrials
Fastenal Company	Industrials
IDEX Corporation	Industrials
Pall Corporation	Industrials
Signature Bank	Financials
Vantiv, Inc., Class A	Information Technology

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2012	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS

New Concepts Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Air Freight & Logistics – 1.6%
Expeditors International of Washington, Inc.	596	$23,560

Apparel, Accessories & Luxury Goods – 5.4%
Burberry Group plc (A)	826	16,604
Michael Kors Holdings Limited (B)	314	16,044
Under Armour, Inc., Class A (B)	595	28,852
V.F. Corporation	101	15,172

		76,672

Application Software – 4.2%
ANSYS, Inc. (B)	338	22,768
Solera Holdings, Inc.	495	26,484
Ultimate Software Group, Inc. (The) (B)	118	11,178

		60,430

Asset Management & Custody Banks – 3.2%
Northern Trust Corporation	749	37,589
Oaktree Capital Group, LLC	198	9,012

		46,601

Automotive Retail – 3.0%
CarMax, Inc. (B)	1,162	43,633

Brewers – 1.3%
Boston Beer Company, Inc. (The), Class A (B)	139	18,635

Broadcasting – 1.1%
Discovery Holding Company, Class A (B)	254	16,111

Building Products – 2.0%
Fortune Brands Home & Security, Inc. (B)	1,004	29,343

Communications Equipment – 2.4%
Aruba Networks, Inc. (B)	872	18,091
F5 Networks, Inc. (B)	173	16,788

		34,879

Computer Storage & Peripherals – 1.1%
Fusion-io, Inc. (B)	690	15,826

Construction Materials – 1.2%
Martin Marietta Materials, Inc.	191	18,026

Consumer Electronics – 2.0%
Harman International Industries, Incorporated	511	22,802
Skullcandy, Inc. (B)	893	6,953

		29,755

Data Processing & Outsourced Services – 4.1%
Fiserv, Inc. (B)	357	28,214
Vantiv, Inc., Class A (B)	1,508	30,791

		59,005

COMMON STOCKS (Continued)	Shares	Value
Department Stores – 1.4%
Nordstrom, Inc.	387	$20,678

Distillers & Vintners – 0.9%
Brown-Forman Corporation, Class B	208	13,167

Distributors – 1.7%
LKQ Corporation (B)	1,204	25,413

Electrical Components & Equipment – 3.6%
Polypore International, Inc. (B)	770	35,825
Roper Industries, Inc.	143	15,975

		51,800

Electronic Manufacturing Services – 2.0%
Trimble Navigation Limited (B)	488	29,178

Environmental & Facilities Services – 1.5%
Stericycle, Inc. (B)	234	21,825

Fertilizers & Agricultural Chemicals – 0.8%
Scotts Miracle-Gro Company (The)	253	11,136

Food Retail – 1.0%
Whole Foods Market, Inc.	160	14,631

Health Care Distributors – 2.0%
Henry Schein, Inc. (B)	355	28,563

Health Care Equipment – 7.3%
IDEXX Laboratories, Inc. (B)	105	9,713
Intuitive Surgical, Inc. (B)	28	13,927
St. Jude Medical, Inc.	473	17,098
Varian Medical Systems, Inc. (B)	612	43,015
Zimmer Holdings, Inc.	341	22,704

		106,457

Homefurnishing Retail – 1.0%
Williams-Sonoma, Inc.	334	14,632

Household Products – 1.0%
Church & Dwight Co., Inc.	273	14,641

Industrial Machinery – 4.8%
Graco Inc.	141	7,239
IDEX Corporation	703	32,728
Pall Corporation	519	31,281

		71,248

Internet Software & Services – 1.1%
OpenTable, Inc. (B)	163	7,935
Zillow, Inc. (B)	285	7,900

		15,835

Investment Banking & Brokerage – 1.6%
Greenhill & Co., Inc.	446	23,162

COMMON STOCKS (Continued)	Shares	Value
IT Consulting & Other Services – 1.5%
Teradata Corporation (B)	349	$21,624

Life Sciences Tools & Services – 2.7%
Agilent Technologies, Inc.	455	18,624
Mettler-Toledo International Inc. (B)	109	21,050

		39,674

Oil & Gas Drilling – 1.3%
Patterson-UTI Energy, Inc.	1,016	18,936

Oil & Gas Equipment & Services – 3.0%
Dresser-Rand Group Inc. (B)	449	25,179
Dril-Quip, Inc. (B)	250	18,277

		43,456

Oil & Gas Exploration & Production – 4.6%
Cabot Oil & Gas Corporation	505	25,128
Continental Resources, Inc. (B)	300	22,010
Southwestern Energy Company (B)	239	7,972
Ultra Petroleum Corp. (B)	654	11,855

		66,965

Packaged Foods & Meats – 1.4%
Mead Johnson Nutrition Company	315	20,781

Real Estate Services – 1.2%
CB Richard Ellis Group, Inc. (B)	896	17,838

Regional Banks – 5.2%
First Republic Bank	916	30,036
Signature Bank (B)	438	31,262
UMB Financial Corporation	324	14,191

		75,489

Restaurants – 1.7%
Dunkin’ Brands Group, Inc.	741	24,593

Semiconductor Equipment – 1.6%
Lam Research Corporation (B)	630	22,766

Semiconductors – 5.1%
ARM Holdings plc, ADR	605	22,900
Cavium Inc. (B)	454	14,166
Microchip Technology Incorporated	1,139	37,105

		74,171

Specialty Stores – 2.0%
Ulta Salon, Cosmetics & Fragrance, Inc.	302	29,704

Systems Software – 0.5%
ServiceNow, Inc. (B)	266	7,991

38	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

New Concepts Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Trading Companies & Distributors – 2.4%
Fastenal Company	735	$34,322

TOTAL COMMON STOCKS – 98.5%		$1,433,152
(Cost: $1,116,834)

SHORT–TERM SECURITIES	Principal
Commercial Paper – 1.3%
John Deere Canada ULC (GTD by Deere & Company), 0.140%,2–6–13 (C)	$4,000	3,999
Kroger Co. (The), 0.400%, 1–3–13 (C)	6,208	6,208
Sonoco Products Co., 0.000%, 1–2–13 (C)	4,874	4,874
Total Capital Canada Ltd. (GTD by Total S.A.), 0.110%, 1–11–13 (C)	4,000	4,000

		19,081

SHORT–TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.1%
Toyota Motor Credit Corporation, 0.142%, 6–28–13 (D)	$1,426	$1,426

TOTAL SHORT–TERM SECURITIES – 1.4%		$20,507
(Cost: $20,507)

TOTAL INVESTMENT SECURITIES – 99.9%		$1,453,659
(Cost: $1,137,341)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,926

NET ASSETS – 100.0%		$1,455,585

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at December 31, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

The following written options were outstanding at December 31, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Cavium Inc.	Deutsche Bank AG	Put	954	February 2013	$30.00	$114	$(150)
Graco Inc.	Deutsche Bank AG	Put	487	January 2013	50.00	36	(28)
	Deutsche Bank AG	Put	487	February 2013	50.00	68	(63)
Michael Kors Holdings Limited	Bank of America N.A.	Put	500	January 2013	47.00	69	(51)
Under Armour, Inc., Class A	N/A	Put	220	April 2013	42.50	47	(41)

						$334	$(333)

2012	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS

New Concepts Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,416,548	$16,604	$—
Short-Term Securities	—	20,507	—
Total	$1,416,548	$37,111	$—

Liabilities
Written Options	$41	$292	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

40	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Science and Technology Fund	ALL DATA IS AS OF DECEMBER 31, 2012 (UNAUDITED)

Asset Allocation

Stocks	93.4%
Information Technology	59.7%
Health Care	15.3%
Industrials	7.2%
Telecommunication Services	7.1%
Materials	1.6%
Financials	0.8%
Consumer Staples	0.6%
Energy	0.6%
Consumer Discretionary	0.5%
Bonds	0.8%
Corporate Debt Securities	0.8%
Cash and Cash Equivalents	5.8%

Lipper Rankings

Category: Lipper Science & Technology Funds	Rank	Percentile
1 Year	2/155	2
3 Year	33/143	23
5 Year	24/136	18
10 Year	12/103	12

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	78.4%
United States	78.4%
Pacific Basin	9.8%
South Korea	5.0%
Other Pacific Basin	4.8%
Europe	3.0%
South America	2.2%
Other	0.5%
Bahamas/Caribbean	0.3%
Cash and Cash Equivalents	5.8%

Top 10 Equity Holdings

Company	Sector	Industry
Aspen Technology, Inc.	Information Technology	Application Software
Alliance Data Systems Corporation	Information Technology	Data Processing & Outsourced Services
Apple Inc.	Information Technology	Computer Hardware
Samsung Electronics Co., Ltd.	Information Technology	Semiconductors
ACI Worldwide, Inc.	Information Technology	Application Software
Cree, Inc.	Information Technology	Semiconductors
Micron Technology, Inc.	Information Technology	Semiconductors
Tenet Healthcare Corporation	Health Care	Health Care Facilities
Google Inc., Class A	Information Technology	Internet Software & Services
UnitedHealth Group Incorporated	Health Care	Managed Health Care

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2012	SEMIANNUAL REPORT	41

SCHEDULE OF INVESTMENTS

Science and Technology Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Agricultural Products – 0.6%
Darling International Inc. (A)	904	$14,494

Application Software – 13.0%
ACI Worldwide, Inc. (A)(B)(C)	2,559	111,788
Aspen Technology, Inc. (A)(B)	6,674	184,479
Nuance Communications, Inc. (A)	540	12,059

		308,326

Biotechnology – 3.5%
Ironwood Pharmaceuticals, Inc., Class A (A)	877	9,730
Isis Pharmaceuticals, Inc. (A)	1,559	16,308
Vertex Pharmaceuticals Incorporated (A)	1,389	58,272

		84,310

Computer Hardware – 6.6%
Apple Inc. (A)	260	138,481
Dell Inc.	1,817	18,409

		156,890

Computer Storage & Peripherals – 0.7%
Fusion-io, Inc. (A)	722	16,565

Construction & Engineering – 0.9%
Abengoa, S.A. (D)	570	1,821
Abengoa, S.A.–B Shares (A)(D)	2,281	7,044
Aegion Corporation (A)	549	12,176

		21,041

Consumer Finance – 0.8%
NetSpend Holdings, Inc. (A)	1,592	18,814

Data Processing & Outsourced Services – 10.8%
Alliance Data Systems Corporation (A)	971	140,497
Euronet Worldwide, Inc. (A)	2,539	59,929
VeriFone Holdings, Inc. (A)	1,106	32,820
WNS (Holdings) Limited, ADR (A)	2,272	23,675

		256,921

Electronic Components – 1.6%
Power-One, Inc. (A)(B)	6,152	25,284
Universal Display Corporation (A)	499	12,795

		38,079

Electronic Manufacturing Services – 0.5%
Plexus Corp. (A)	489	12,619

Fertilizers & Agricultural Chemicals – 1.6%
Monsanto Company	400	37,888

COMMON STOCKS (Continued)	Shares	Value
Health Care Equipment – 1.4%
Boston Scientific Corporation (A)	4,035	$23,118
Volcano Corporation (A)	466	10,995

		34,113

Health Care Facilities – 3.7%
Tenet Healthcare Corporation (A)	2,680	87,034

Health Care Services – 0.7%
Fleury S.A. (A)(D)	610	6,862
Fleury S.A. (A)(D)(E)	948	10,668

		17,530

Health Care Technology – 2.0%
Cerner Corporation (A)	605	46,941

Industrial Machinery – 5.3%
ESCO Technologies Inc. (B)	1,699	63,541
Pentair, Inc. (A)	1,245	61,197

		124,738

Integrated Telecommunication Services – 3.2%
CenturyLink, Inc.	768	30,032
China Unicom Limited (D)	17,930	29,153
Windstream Corporation	2,043	16,912

		76,097

Internet Software & Services – 4.5%
21Vianet Group, Inc., ADR (A)	1,289	12,383
Facebook, Inc., Class A (A)	431	11,472
Google Inc., Class A (A)	119	84,132

		107,987

IT Consulting & Other Services – 3.7%
Acxiom Corporation (A)	3,725	65,045
iGATE Corporation (A)	1,497	23,614

		88,659

Managed Health Care – 4.0%
Odontoprev S.A. (D)	2,283	11,963
UnitedHealth Group Incorporated	1,504	81,567

		93,530

Movies & Entertainment – 0.5%
News Corporation Limited, Class A (A)	503	12,852

Oil & Gas Equipment & Services – 0.6%
Forum Energy Technologies, Inc. (A)	571	14,127

Research & Consulting Services – 1.0%
Qualicorp S.A. (A)(D)	559	5,791
Qualicorp S.A. (A)(D)(E)	1,821	18,863

		24,654

COMMON STOCKS (Continued)	Shares	Value
Semiconductor Equipment – 1.4%
Nanometrics Incorporated (A)	1,037	$14,948
Photronics, Inc. (A)(B)	3,064	18,264

		33,212

Semiconductors – 16.4%
Cree, Inc. (A)	3,171	107,762
Intel Corporation	1,247	25,721
Micron Technology, Inc. (A)	15,406	97,828
Samsung Electronics Co., Ltd. (D)	84	120,260
Spansion Inc. (A)	1,019	14,170
Spreadtrum Communications, Inc., ADR	1,489	26,208

		391,949

Systems Software – 0.5%
Allot Communications Ltd. (A)	701	12,484

Wireless Telecommunication Service – 3.9%
Softbank Corp. (D)	634	23,234
Sprint Nextel Corporation (A)	12,347	70,011

		93,245

TOTAL COMMON STOCKS – 93.4%		$2,225,099
(Cost: $1,598,307)

CORPORATE DEBT SECURITIES	Principal

Health Care Equipment – 0.5%
Volcano Corporation, Convertible, 1.750%, 12–1–17	$11,188	11,272

Semiconductors – 0.3%
JinkoSolar Holding Co., Ltd., Convertible, 4.000%, 5–15–16 (E)	15,690	6,600

TOTAL CORPORATE DEBT SECURITIES – 0.8%		$17,872
(Cost: $26,801)

SHORT-TERM SECURITIES
Commercial Paper – 5.3%
Bemis Company, Inc., 0.360%, 1– 8–13 (F)	10,000	9,999
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited), 0.130%, 1–11–13 (F)	6,000	6,000

42	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Science and Technology Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
Campbell Soup Company, 0.240%, 2–1–13 (F)	$13,850	$13,847
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.), 0.190%, 3–4–13 (F)	10,000	9,997
Corporacion Andina de Fomento:
0.190%, 2–4–13 (F)	11,000	10,998
0.260%, 2–19–13 (F)	3,000	2,999
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.170%, 1–31–13 (F)	13,000	12,998
Harley–Davidson Funding Corp. (GTD by Harley-Davidson, Inc.):
0.300%, 1–11–13 (F)	8,750	8,749
0.290%, 1–24–13 (F)	4,700	4,699
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.), 0.270%, 1–23–13 (F)	16,750	16,746
Kellogg Co., 0.190%, 1–10–13 (F)	3,000	3,000
McCormick & Co. Inc., 0.230%, 1–11–13 (F)	3,000	3,000
Nestle Australia Ltd., 0.130%, 1–31–13 (F)	3,000	3,000
Nestle Finance International Ltd.(GTD by Nestle S.A.), 0.150%, 1–22–13 (F)	5,000	5,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
Sonoco Products Co., 0.000%, 1–2–13 (F)	$4,696	$4,696
Total Capital Canada Ltd. (GTD by Total S.A.), 0.110%, 1–11–13 (F)	7,000	7,000
Wisconsin Electric Power Co., 0.190%, 1–3–13 (F)	3,000	3,000

		125,728

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.142%, 6–28–13 (G)	1,236	1,236

Municipal Obligations – Taxable – 0.4%
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.), 0.130%, 1–2–13 (G)	5,545	5,545
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.), 0.110%, 1–2–13 (G)	2,241	2,241

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations – Taxable (Continued)
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation), 0.100%, 1–2–13 (G)	$3,000	$3,000

		10,786

TOTAL SHORT-TERM SECURITIES – 5.8%		$137,750
(Cost: $137,750)

TOTAL INVESTMENT SECURITIES – 100.0%		$2,380,721
(Cost: $1,762,858)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(814)

NET ASSETS – 100.0%		$2,379,907

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Listed on an exchange outside the United States.

(E)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the total value of these securities amounted to $36,131 or 1.5% of net assets.

(F)	Rate shown is the yield to maturity at December 31, 2012.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Deutsche Bank AG	1,887,000	5–13–13	$1,614	$—

2012	SEMIANNUAL REPORT	43

SCHEDULE OF INVESTMENTS

Science and Technology Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$12,852	$—	$—
Consumer Staples	14,494	—	—
Energy	14,127	—	—
Financials	18,814	—	—
Health Care	363,458	—	—
Industrials	168,612	1,821	—
Information Technology	1,303,431	120,260	—
Materials	37,888	—	—
Telecommunication Services	116,955	52,387	—
Total Common Stocks	$2,050,631	$174,468	$—
Corporate Debt Securities	—	17,872	—
Short-Term Securities	—	137,750	—
Total	$2,050,631	$330,090	$—
Forward Foreign Currency Contracts	$—	$1,614	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

Country Diversification
(as a % of net assets)
United States	78.4%
South Korea	5.0%
China	2.8%
Switzerland	2.6%
Brazil	2.2%
Japan	1.0%
India	1.0%
Other Countries	1.2%
Other+	5.8%

+Includes cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

44	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Small Cap Fund	ALL DATA IS AS OF DECEMBER 31, 2012 (UNAUDITED)

Asset Allocation

Stocks	99.3%
Information Technology	29.6%
Industrials	21.6%
Financials	14.1%
Consumer Discretionary	14.0%
Health Care	10.2%
Energy	6.6%
Consumer Staples	2.7%
Materials	0.5%
Cash and Cash Equivalents	0.7%

Lipper Rankings

Category: Lipper Small-Cap Growth Funds	Rank	Percentile
1 Year	167/526	32
3 Year	142/470	31
5 Year	42/412	11
10 Year	78/271	29

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Ultimate Software Group, Inc. (The)	Information Technology
Affiliated Managers Group, Inc.	Financials
SVB Financial Group	Financials
Portfolio Recovery Associates, Inc.	Industrials
Westinghouse Air Brake Technologies Corporation	Industrials
Panera Bread Company, Class A	Consumer Discretionary
Landstar System, Inc.	Industrials
Waste Connections, Inc.	Industrials
OSI Systems, Inc.	Information Technology
Signature Bank	Financials

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2012	SEMIANNUAL REPORT	45

SCHEDULE OF INVESTMENTS

Small Cap Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Advertising – 0.4%
Acquity Group Ltd, ADR (A)	329	$2,537

Air Freight & Logistics – 1.9%
Hub Group, Inc. (A)	391	13,128

Apparel Retail – 1.4%
Zumiez Inc. (A)	489	9,484

Apparel, Accessories & Luxury Goods – 2.0%
Quiksilver, Inc. (A)	642	2,727
Under Armour, Inc., Class A (A)	231	11,235

		13,962

Application Software – 8.8%
ACI Worldwide, Inc. (A)	345	15,091
Qlik Technologies Inc. (A)	339	7,370
SS&C Technologies Holdings, Inc. (A)	308	7,116
Synchronoss Technologies, Inc. (A)	134	2,830
Tyler Technologies, Inc. (A)	102	4,926
Ultimate Software Group, Inc. (The) (A)	246	23,265

		60,598

Asset Management & Custody Banks – 3.8%
Affiliated Managers Group, Inc. (A)	176	22,841
Safeguard Scientifics, Inc. (A)	240	3,536

		26,377

Automotive Retail – 3.0%
Asbury Automotive Group, Inc. (A)	303	9,718
Lithia Motors, Inc.	315	11,768

		21,486

Biotechnology – 2.9%
Cepheid (A)	153	5,166
Incyte Corporation (A)	735	12,213
Ironwood Pharmaceuticals, Inc., Class A (A)	251	2,785

		20,164

Brewers – 1.2%
Boston Beer Company, Inc. (The), Class A (A)	60	8,080

Communications Equipment – 4.9%
Aruba Networks, Inc. (A)	635	13,166
Finisar Corporation (A)	536	8,730
JDS Uniphase Corporation (A)	568	7,693
Procera Networks, Inc. (A)	261	4,840

		34,429

COMMON STOCKS (Continued)	Shares	Value
Construction & Farm Machinery & Heavy Trucks – 3.3%
Wabash National Corporation (A)	263	$2,355
Westinghouse Air Brake Technologies Corporation	235	20,551

		22,906

Consumer Finance – 2.1%
First Cash Financial Services, Inc. (A)	291	14,459

Data Processing & Outsourced Services – 2.2%
Jack Henry & Associates, Inc.	383	15,033

Distributors – 1.4%
Pool Corporation	230	9,725

Diversified Support Services – 3.0%
Portfolio Recovery Associates, Inc. (A)	196	20,896

Electrical Components & Equipment – 0.9%
II-VI Incorporated (A)	330	6,020

Electronic Equipment & Instruments – 2.3%
OSI Systems, Inc. (A)	251	16,100

Electronic Manufacturing Services – 1.9%
IPG Photonics Corporation	199	13,237

Environmental & Facilities Services – 4.2%
Team, Inc. (A)	352	13,375
Waste Connections, Inc.	481	16,252

		29,627

Fertilizers & Agricultural Chemicals – 0.5%
American Vanguard Corporation	116	3,601

Food Distributors – 1.5%
United Natural Foods, Inc. (A)	200	10,740

Health Care Equipment – 4.8%
DexCom, Inc. (A)	556	7,570
Heartware International, Inc. (A)	77	6,464
Thoratec Corporation (A)	151	5,669
Volcano Corporation (A)	588	13,874

		33,577

Health Care Facilities – 1.4%
Community Health Systems, Inc.	319	9,818

Health Care Supplies – 1.1%
Endologix, Inc. (A)	557	7,937

Human Resource & Employment Services – 1.1%
Kforce Inc.	549	7,870

COMMON STOCKS (Continued)	Shares	Value
Internet Software & Services – 1.2%
Demandware, Inc. (A)	168	$4,598
ExactTarget, Inc. (A)	198	3,964

		8,562

Leisure Facilities – 2.1%
Vail Resorts, Inc.	276	14,934

Office Services & Supplies – 0.9%
United Stationers Inc.	192	5,947

Oil & Gas Equipment & Services – 2.0%
Dril-Quip, Inc. (A)	133	9,717
Matrix Service Company (A)	342	3,934

		13,651

Oil & Gas Exploration & Production – 4.6%
Bonanza Creek Energy, Inc. (A)	185	5,138
Gulfport Energy Corporation (A)	260	9,942
Laredo Petroleum Holdings, Inc. (A)	337	6,120
Oasis Petroleum LLC (A)	236	7,498
Rosetta Resources Inc. (A)	87	3,955

		32,653

Regional Banks – 8.2%
Bank of the Ozarks, Inc.	355	11,875
Signature Bank (A)	225	16,080
SVB Financial Group (A)	402	22,511
UMB Financial Corporation	158	6,927

		57,393

Restaurants – 2.9%
Panera Bread Company, Class A (A)	126	20,013

Semiconductors – 4.8%
Cavium Inc. (A)	219	6,819
Microsemi Corporation (A)	217	4,559
Power Integrations, Inc.	196	6,574
Semtech Corporation (A)	542	15,702

		33,654

Specialty Stores – 0.8%
Cabela’s Incorporated, Class A (A)	130	5,411

Systems Software – 3.5%
Eloqua, Inc. (A)	68	1,597
MICROS Systems, Inc. (A)	205	8,696
NetSuite Inc. (A)	208	14,005

		24,298

Trading Companies & Distributors – 4.0%
Beacon Roofing Supply, Inc. (A)	231	7,674
Rush Enterprises, Inc. (A)	282	5,825
Watsco, Inc.	197	14,748

		28,247

46	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Small Cap Fund (in thousands) DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Trucking – 2.3%
Landstar System, Inc.	312	$16,357

TOTAL COMMON STOCKS –99.3%		$692,911
(Cost: $516,220)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.4%
John Deere Financial Limited (GTD by John Deere Capital Corporation), 0.170%, 2–13–13 (B)	$3,000	2,999

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.2%
Toyota Motor Credit Corporation, 0.142%, 6–28–13 (C)	$1,232	$1,232

TOTAL SHORT-TERM SECURITIES – 0.6%		$4,231
(Cost: $4,231)

TOTAL INVESTMENT SECURITIES – 99.9%		$697,142
(Cost: $520,451)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,003

NET ASSETS – 100.0%		$698,145

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

The following total return swap agreements were outstanding at December 31, 2012:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Appreciation
JPMorgan	$6,617	Biotech Custom Index	10–1–13	1M LIBOR less 30 bps	$117

#	The Fund pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$692,911	$—	$—
Short-Term Securities	—	4,231	—
Total	$692,911	$4,231	$—
Swap Agreements	$—	$117	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	47

PORTFOLIO HIGHLIGHTS

Tax-Managed Equity Fund	ALL DATA IS AS OF DECEMBER 31, 2012 (UNAUDITED)

Asset Allocation

Stocks	98.4%
Information Technology	30.7%
Consumer Discretionary	21.9%
Industrials	10.6%
Consumer Staples	10.2%
Energy	7.5%
Materials	6.1%
Health Care	5.2%
Financials	3.7%
Telecommunication Services	2.5%
Cash and Cash Equivalents	1.6%

Lipper Rankings

Category: Lipper Large-Cap Growth Funds	Rank	Percentile
1 Year	459/713	65
3 Year	425/640	67
5 Year	239/563	43
10 Year	42/379	12

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Apple Inc.	Information Technology
MasterCard Incorporated, Class A	Information Technology
Visa Inc., Class A	Information Technology
Monsanto Company	Materials
Cognizant Technology Solutions Corporation, Class A	Information Technology
CBS Corporation, Class B	Consumer Discretionary
Las Vegas Sands, Inc.	Consumer Discretionary
Schlumberger Limited	Energy
Philip Morris International Inc.	Consumer Staples
Google Inc., Class A	Information Technology

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

Before- and After-Tax Returns(1)	1-Year Period Ended 12-31-12		5-Year Period Ended 12-31-12	10-Year Period Ended 12-31-12
Class A
Before Taxes	7.31%		0.50%	7.75%
After Taxes on Distributions	6.84%		0.40%	7.70%
After Taxes on Distributions and Sale of Fund Shares	5.53%	(2)	0.45%	6.89%
Class B
Before Taxes	8.69%		0.52%	7.38%
After Taxes on Distributions	8.20%		0.44%	7.34%
After Taxes on Distributions and Sale of Fund Shares	6.45%	(2)	0.47%	6.55%
Class C
Before Taxes	12.71%		0.75%	7.38%
After Taxes on Distributions	12.22%		0.67%	7.34%
After Taxes on Distributions and Sale of Fund Shares	9.07%	(2)	0.67%	6.55%
Russell 1000 Growth Index(3)	15.26%		3.12%	7.52%

(1)	Data quoted is past performance and is based on deduction of the maximum applicable sales load for each of the periods. Current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Please visit www.waddell.com for the Fund’s most recent month-end performance. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)

(2)	After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

(3)	Reflects no deduction for fees, expenses or taxes.

48	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Tax-Managed Equity Fund	ALL DATA IS AS OF DECEMBER 31, 2012 (UNAUDITED)

The table above shows average annual returns on a before-tax and after-tax basis. Returns Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Returns After Taxes on Distributions is the Fund’s actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Returns After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

2012	SEMIANNUAL REPORT	49

SCHEDULE OF INVESTMENTS

Tax-Managed Equity Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 3.7%
Boeing Company (The)	45	$3,361
Precision Castparts Corp.	25	4,679

		8,040

Apparel, Accessories & Luxury Goods – 1.2%
Under Armour, Inc., Class A (A)	55	2,679

Application Software – 2.1%
Intuit Inc.	76	4,510

Asset Management & Custody Banks – 2.0%
T. Rowe Price Group, Inc.	68	4,429

Auto Parts & Equipment – 1.3%
BorgWarner Inc. (A)	39	2,772

Automotive Retail – 1.4%
AutoZone, Inc. (A)	8	2,977

Biotechnology – 2.2%
Gilead Sciences, Inc. (A)	65	4,789

Brewers – 1.0%
Anheuser-Busch InBev S.A., ADR (A)	25	2,159

Broadcasting – 4.3%
CBS Corporation, Class B	165	6,277
Discovery Holding Company, Class A (A)	49	3,111

		9,388

Casinos & Gaming – 3.7%
Las Vegas Sands, Inc.	134	6,172
Wynn Resorts, Limited	18	2,002

		8,174

Communications Equipment – 2.0%
QUALCOMM Incorporated	72	4,450

Computer Hardware – 7.2%
Apple Inc. (A)	30	15,751

Consumer Finance – 1.7%
American Express Company	65	3,725

Data Processing & Outsourced Services – 7.3%
MasterCard Incorporated, Class A	18	8,844
Visa Inc., Class A	46	6,958

		15,802

Distillers & Vintners – 1.1%
Beam Inc.	38	2,315

Diversified Chemicals – 1.6%
PPG Industries, Inc.	25	3,397

Fertilizers & Agricultural Chemicals – 3.2%
Monsanto Company	73	6,938

COMMON STOCKS (Continued)	Shares	Value
Footwear – 2.3%
NIKE, Inc., Class B	99	$5,088

Hotels, Resorts & Cruise Lines – 1.3%
Starwood Hotels & Resorts Worldwide, Inc.	48	2,736

Household Products – 1.0%
Colgate-Palmolive Company	21	2,208

Hypermarkets & Super Centers – 1.4%
Costco Wholesale Corporation	30	2,988

Industrial Machinery – 3.8%
Pall Corporation	78	4,700
Pentair, Inc. (A)	74	3,642

		8,342

Internet Retail – 2.1%
Amazon.com, Inc. (A)	18	4,541

Internet Software & Services – 3.3%
Facebook, Inc., Class A (A)	66	1,763
Google Inc., Class A (A)	8	5,391

		7,154

IT Consulting & Other Services – 3.2%
Cognizant Technology Solutions Corporation, Class A (A)	94	6,931

Managed Health Care – 1.6%
UnitedHealth Group Incorporated	66	3,558

Movies & Entertainment – 1.6%
Walt Disney Company (The)	72	3,580

Oil & Gas Equipment & Services – 7.5%
Core Laboratories N.V.	31	3,367
Halliburton Company	83	2,890
National Oilwell Varco, Inc.	64	4,340
Schlumberger Limited	83	5,765

		16,362

Packaged Foods & Meats – 1.6%
Mead Johnson Nutrition Company	54	3,545

Personal Products – 1.6%
Estee Lauder Companies, Inc. (The), Class A	58	3,442

Pharmaceuticals – 1.4%
Allergan, Inc.	33	3,055

Railroads – 3.1%
Kansas City Southern	49	4,124
Union Pacific Corporation	22	2,728

		6,852

Restaurants – 2.7%
Starbucks Corporation	69	3,694

COMMON STOCKS (Continued)	Shares	Value
Restaurants (Continued)
YUM! Brands, Inc.	32	$2,152

		5,846

Semiconductor Equipment – 1.6%
ASML Holding N.V., NY Registry Shares (A)	19	1,255
Lam Research Corporation (A)	60	2,171

		3,426

Semiconductors – 1.5%
Altera Corporation	94	3,230

Specialty Chemicals – 1.3%
Sherwin-Williams Company (The)	19	2,892

Systems Software – 2.5%
Oracle Corporation	108	3,585
VMware, Inc., Class A (A)	20	1,892

		5,477

Tobacco – 2.5%
Philip Morris International Inc.	67	5,637

Wireless Telecommunication Service – 2.5%
Crown Castle International Corp. (A)	38	2,749
SBA Communications Corporation (A)	39	2,763

		5,512

TOTAL COMMON STOCKS – 98.4%		$214,697
(Cost: $166,952)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.9%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited), 0.130%, 1–11–13 (B)	$2,000	2,000

Master Note – 0.7%
Toyota Motor Credit Corporation,
0.142%, 6-28-13 (C)	1,569	1,569

TOTAL SHORT-TERM SECURITIES – 1.6%		$3,569
(Cost: $3,569)

TOTAL INVESTMENT SECURITIES – 100.0%		$218,266
(Cost: $170,521)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		5

NET ASSETS – 100.0%		$218,271

50	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Tax-Managed Equity Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$214,697	$—	$—
Short-Term Securities	—	3,569	—
Total	$214,697	$3,569	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	51

PORTFOLIO HIGHLIGHTS

Value Fund	ALL DATA IS AS OF DECEMBER 31, 2012 (UNAUDITED)

Asset Allocation

Stocks	97.6%
Financials	26.6%
Energy	24.8%
Health Care	17.5%
Consumer Discretionary	9.0%
Information Technology	6.6%
Telecommunication Services	3.5%
Materials	2.9%
Consumer Staples	2.7%
Industrials	2.1%
Utilities	1.9%
Cash and Cash Equivalents	2.4%

Lipper Rankings

Category: Lipper Large-Cap Value Funds	Rank	Percentile
1 Year	73/472	16
3 Year	180/412	44
5 Year	71/353	21
10 Year	112/226	50

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
JPMorgan Chase & Co.	Financials
Capital One Financial Corporation	Financials
Citigroup Inc.	Financials
AT&T Inc.	Telecommunication Services
ACE Limited	Financials
Aetna Inc.	Health Care
Marathon Oil Corporation	Energy
Time Warner Cable Inc.	Consumer Discretionary
Marathon Petroleum Corporation	Energy
Plains All American Pipeline, L.P.	Energy

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

52	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Value Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Biotechnology – 2.0%
Amgen Inc.	126	$10,833

Cable & Satellite – 3.1%
Time Warner Cable Inc.	168	16,279

Computer Storage & Peripherals – 0.5%
EMC Corporation (A)	111	2,798

Consumer Finance – 3.8%
Capital One Financial Corporation	347	20,102

Department Stores – 1.7%
Macy’s Inc.	232	9,068

Diversified Chemicals – 1.3%
Dow Chemical Company (The)	220	7,107

Drug Retail – 2.7%
CVS Corporation	297	14,336

Fertilizers & Agricultural Chemicals – 1.6%
Mosaic Company (A)	146	8,240

General Merchandise Stores – 2.3%
Target Corporation	209	12,361

Health Care Distributors – 2.0%
McKesson Corporation	108	10,452

Health Care Facilities – 2.2%
HCA Holdings, Inc.	392	11,839

Home Improvement Retail – 1.9%
Lowe’s Companies, Inc.	283	10,056

Industrial Machinery – 2.1%
Parker Hannifin Corporation	129	10,973

Integrated Telecommunication Services – 3.5%
AT&T Inc.	550	18,530

Investment Banking & Brokerage – 2.8%
Goldman Sachs Group, Inc. (The)	116	14,733

Life & Health Insurance – 2.2%
MetLife, Inc.	362	11,908

COMMON STOCKS (Continued)	Shares	Value
Managed Health Care – 8.4%
Aetna Inc.	380	$17,571
UnitedHealth Group Incorporated	255	13,815
WellPoint, Inc.	216	13,153

		44,539

Multi–Utilities – 1.9%
PG&E Corporation	257	10,330

Office Electronics – 2.1%
Xerox Corporation (B)	1,626	11,086

Oil & Gas Exploration & Production – 6.4%
LinnCo LLC	438	15,815
Marathon Oil Corporation	573	17,568
QR Energy LP	51	852

		34,235

Oil & Gas Refining & Marketing – 5.1%
Marathon Petroleum Corporation	256	16,113
Phillips 66	211	11,217

		27,330

Oil & Gas Storage & Transportation – 13.3%
Access Midstream Partners, L.P. (B)	330	11,082
Kinder Morgan Management, LLC (A)	142	10,688
Magellan Midstream Partners, L.P.	170	7,334
MarkWest Energy Partners, L.P.	256	13,034
Plains All American Pipeline, L.P.	354	16,028
Regency Energy Partners LP	572	12,409

		70,575

Other Diversified Financial Services – 8.7%
Citigroup Inc.	492	19,444
JPMorgan Chase & Co.	621	27,300

		46,744

Pharmaceuticals – 2.9%
Teva Pharmaceutical Industries Limited, ADR	413	15,421

Property & Casualty Insurance – 3.4%
ACE Limited	226	18,019

Regional Banks – 1.4%
SunTrust Banks, Inc.	271	7,683

COMMON STOCKS (Continued)	Shares	Value

Reinsurance – 4.3%
RenaissanceRe Holdings Ltd.	144	$11,709
Validus Holdings, Ltd.	319	11,028

		22,737

Semiconductor Equipment – 2.1%
Lam Research Corporation (A)	303	10,958

Systems Software – 1.9%
Oracle Corporation	308	10,246

TOTAL COMMON STOCKS – 97.6%		$519,518
(Cost: $431,941)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 1.8%
Corporacion Andina de Fomento, 0.190%, 2–4–13 (C)	$5,000	4,999
Walt Disney Company (The), 0.160%, 2–19–13 (C)	5,000	4,999

		9,998

Master Note – 0.7%
Toyota Motor Credit Corporation, 0.142%, 6–28–13 (D)	3,609	3,609

United States Government Agency Obligations – 0.4%
Overseas Private Investment Corporation (GTD by United States Government), 0.170%, 1–2–13 (D)	1,926	1,926

TOTAL SHORT–TERM SECURITIES – 2.9%		$15,533
(Cost: $15,533)

TOTAL INVESTMENT SECURITIES – 100.5%		$535,051
(Cost: $447,474)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5%)		(2,620)

NET ASSETS – 100.0%		$532,431

2012	SEMIANNUAL REPORT	53

SCHEDULE OF INVESTMENTS

Value Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Rate shown is the yield to maturity at December 31, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

The following written options were outstanding at December 31, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Access Midstream Partners, L.P.	N/A	Call	608	January 2013	$35.00	$21	$(12)
Apple Inc.	N/A	Put	75	January 2013	595.00	234	(483)
	N/A	Put	75	February 2013	520.00	121	(185)
	N/A	Put	75	March 2013	585.00	448	(522)
Mosaic Company	N/A	Put	258	January 2013	47.50	14	(4)
Phillips 66	N/A	Call	329	January 2013	55.00	17	(29)
Target Corporation	N/A	Put	223	April 2013	57.50	29	(47)
Xerox Corporation	N/A	Call	1,790	January 2013	7.50	50	(5)

						$934	$(1,287)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$519,518	$—	$—
Short-Term Securities	—	15,533	—
Total	$519,518	$15,533	$—

Liabilities
Written Options	$1,246	$41	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GTD = Guaranteed

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

54	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Vanguard Fund	ALL DATA IS AS OF DECEMBER 31, 2012 (UNAUDITED)

Asset Allocation

Stocks	98.3%
Information Technology	32.0%
Consumer Discretionary	26.8%
Health Care	8.4%
Industrials	8.0%
Consumer Staples	7.7%
Energy	5.2%
Materials	4.3%
Telecommunication Services	4.0%
Financials	1.9%
Cash and Cash Equivalents	1.7%

Lipper Rankings

Category: Lipper Large-Cap Growth Funds	Rank	Percentile
1 Year	669/713	94
3 Year	390/640	61
5 Year	446/563	80
10 Year	115/379	31

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Apple Inc.	Information Technology
Visa Inc., Class A	Information Technology
MasterCard Incorporated, Class A	Information Technology
Monsanto Company	Materials
CBS Corporation, Class B	Consumer Discretionary
Gilead Sciences, Inc.	Health Care
Time Warner Cable Inc.	Consumer Discretionary
Amazon.com, Inc.	Consumer Discretionary
Starbucks Corporation	Consumer Discretionary
Biogen Idec Inc.	Health Care

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2012	SEMIANNUAL REPORT	55

SCHEDULE OF INVESTMENTS

Vanguard Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 2.5%
Boeing Company (The)	10	$761
Precision Castparts Corp.	176	33,414

		34,175

Apparel Retail – 0.8%
Limited Brands, Inc.	231	10,871

Apparel, Accessories & Luxury Goods – 1.7%
Under Armour, Inc., Class A (A)	473	22,964

Application Software – 1.7%
Intuit Inc.	391	23,259

Asset Management & Custody Banks – 1.9%
T. Rowe Price Group, Inc.	393	25,596

Automotive Retail – 1.9%
AutoZone, Inc. (A)	65	23,108
O’Reilly Automotive, Inc. (A)	30	2,683

		25,791

Biotechnology – 6.4%
Biogen Idec Inc. (A)	266	38,985
Gilead Sciences, Inc. (A)	663	48,690

		87,675

Brewers – 2.0%
Anheuser-Busch InBev S.A., ADR (A)	310	27,123

Broadcasting – 4.1%
CBS Corporation, Class B	1,477	56,204

Cable & Satellite – 3.0%
Time Warner Cable Inc.	424	41,170

Casinos & Gaming – 5.1%
Las Vegas Sands, Inc.	719	33,180
Wynn Resorts, Limited	328	36,863

		70,043

Communications Equipment – 2.8%
QUALCOMM Incorporated	620	38,459

Computer Hardware – 7.0%
Apple Inc. (A)	179	95,519

Data Processing & Outsourced Services – 9.2%
MasterCard Incorporated, Class A	123	60,182
Visa Inc., Class A	424	64,209

		124,391

Distillers & Vintners – 0.8%
Beam Inc.	173	10,581

Fertilizers & Agricultural Chemicals – 4.3%
Monsanto Company	622	58,872

COMMON STOCKS (Continued)	Shares	Value
Footwear – 0.1%
NIKE, Inc., Class B	28	$1,424

Home Improvement Retail – 1.3%
Home Depot, Inc. (The)	282	17,466

Hotels, Resorts & Cruise Lines – 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	3	149

Household Products – 0.9%
Colgate-Palmolive Company	121	12,681

Industrial Conglomerates – 0.0%
Danaher Corporation	11	587

Industrial Machinery – 1.1%
Pentair, Inc. (A)	308	15,148

Internet Retail – 3.0%
Amazon.com, Inc. (A)	163	40,911

Internet Software & Services – 5.2%
eBay Inc. (A)	569	29,015
Facebook, Inc., Class A (A)	252	6,719
Google Inc., Class A (A)	50	35,397

		71,131

IT Consulting & Other Services – 1.9%
Cognizant Technology Solutions Corporation, Class A (A)	348	25,740

Motorcycle Manufacturers – 2.3%
Harley-Davidson, Inc.	634	30,960

Oil & Gas Equipment & Services – 5.2%
National Oilwell Varco, Inc.	478	32,644
Schlumberger Limited	542	37,588

		70,232

Packaged Foods & Meats – 0.9%
Mead Johnson Nutrition Company	181	11,920

Personal Products – 0.5%
Estee Lauder Companies, Inc. (The), Class A	125	7,477

Pharmaceuticals – 2.0%
Allergan, Inc.	298	27,372

Railroads – 4.4%
Kansas City Southern	297	24,802
Union Pacific Corporation	268	33,730

		58,532

Restaurants – 3.5%
McDonald’s Corporation	80	7,013
Starbucks Corporation	754	40,413
YUM! Brands, Inc.	10	664

		48,090

COMMON STOCKS (Continued)	Shares	Value
Semiconductor Equipment – 0.8%
ASML Holding N.V., NY Registry Shares (A)	176	$11,347

Semiconductors – 1.7%
Altera Corporation	617	21,256
Microchip Technology Incorporated	48	1,580

		22,836

Systems Software – 1.7%
Oracle Corporation	296	9,863
VMware, Inc., Class A (A)	146	13,707

		23,570

Tobacco – 2.6%
Philip Morris International Inc.	422	35,287

Wireless Telecommunication Service – 4.0%
American Tower Corporation, Class A (A)	316	24,386
Crown Castle International Corp. (A)	415	29,911

		54,297

TOTAL COMMON STOCKS – 98.3%		$1,339,850
(Cost: $995,861)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.1%
American Honda Finance Corp. (GTD by Honda Motor Co.), 0.160%, 1–23–13 (B)	$10,000	9,999
Campbell Soup Company, 0.240%, 2–1–13 (B)	5,366	5,365

		15,364

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.142%, 6–28–13 (C)	1,465	1,465

TOTAL SHORT-TERM SECURITIES – 1.2%		$16,829
(Cost: $16,829)

TOTAL INVESTMENT SECURITIES – 99.5%		$1,356,679
(Cost: $1,012,690)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		6,745

NET ASSETS – 100.0%		$1,363,424

56	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Vanguard Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,339,850	$—	$—
Short-Term Securities	—	16,829	—
Total	$1,339,850	$16,829	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	57

STATEMENTS OF ASSETS AND LIABILITIES

Waddell & Reed Advisors Funds	AS OF DECEMBER 31, 2012 (UNAUDITED)

(In thousands, except per share amounts)	Accumulative Fund	Asset Strategy Fund	Continental Income Fund	Core Investment Fund	Dividend Opportunities Fund	Energy Fund	International Growth Fund
ASSETS
Investments in unaffiliated securities at market value+	$1,048,752	$2,773,212	$669,623	$3,082,827	$715,676	$198,016	$495,836
Bullion at market value+	—	305,270	—	—	—	—	—
Investments at Market Value	1,048,752	3,078,482	669,623	3,082,827	715,676	198,016	495,836
Cash	1	758	1	1	2,556	1	11
Cash denominated in foreign currencies at market value+	—	—	—	—	—	—	286
Restricted cash+	—	587	—	—	—	—	6,078
Investment securities sold receivable	38,986	260	—	—	—	—	7,312
Dividends and interest receivable	751	9,899	2,104	3,383	1,203	42	1,055
Capital shares sold receivable	318	4,894	1,508	3,279	555	370	499
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	3,069
Prepaid and other assets	73	2,208	62	118	40	33	47
Total Assets	1,088,881	3,097,088	673,298	3,089,608	720,030	198,462	514,193

LIABILITIES
Investment securities purchased payable	7,220	3,538	—	11,330	—	—	2,688
Capital shares redeemed payable	3,077	7,310	1,470	9,862	1,561	566	1,211
Trustees and Chief Compliance Officer fees payable	315	265	175	766	57	14	135
Distribution and service fees payable	7	23	5	21	5	2	3
Shareholder servicing payable	264	723	142	633	236	108	163
Investment management fee payable	19	54	13	53	14	5	12
Accounting services fee payable	22	21	14	22	14	7	12
Unrealized depreciation on forward foreign currency contracts	—	3,122	—	—	—	—	637
Written options at market value+	1,601	5,248	—	—	—	—	—
Other liabilities	30	323	21	67	22	14	180
Total Liabilities	12,555	20,627	1,840	22,754	1,909	716	5,041
Total Net Assets	$1,076,326	$3,076,461	$671,458	$3,066,854	$718,121	$197,746	$509,152

NET ASSETS
Capital paid in (shares authorized – unlimited)	$1,033,190	$2,636,493	$555,423	$2,263,089	$611,099	$185,521	$492,266
Undistributed (distributions in excess of) net investment income	(150)	293	(218)	(690)	180	(1,031)	(1,324)
Accumulated net realized gain (loss)	(123,416)	(430,402)	(25,920)	11,872	(56,719)	(39,665)	(49,189)
Net unrealized appreciation	166,702	870,077	142,173	792,583	163,561	52,921	67,399
Total Net Assets	$1,076,326	$3,076,461	$671,458	$3,066,854	$718,121	$197,746	$509,152

CAPITAL SHARES OUTSTANDING:
Class A	129,482	290,136	75,935	471,415	45,021	15,475	43,718
Class B	956	5,981	638	2,813	474	228	207
Class C	673	6,981	959	2,621	601	258	188
Class Y	421	9,713	560	9,625	606	164	5,198

NET ASSET VALUE PER SHARE:
Class A	$8.19	$9.84	$8.60	$6.31	$15.38	$12.28	$10.33
Class B	$7.38	$9.65	$8.57	$5.63	$15.19	$11.39	$ 9.49
Class C	$7.47	$9.67	$8.59	$5.71	$15.23	$11.65	$ 9.85
Class Y	$8.22	$9.87	$8.60	$6.33	$15.38	$12.67	$10.32

+COST
Investments in unaffiliated securities at cost	$881,483	$2,021,613	$527,450	$2,290,234	$552,115	$145,095	$430,959
Bullion at cost	—	184,392	—	—	—	—	—
Cash denominated in foreign currencies at cost	—	107	—	—	—	—	286
Written options premiums received at cost	1,032	5,923	—	—	—	—	—

See Accompanying Notes to Financial Statements.

58	SEMIANNUAL REPORT	2012

STATEMENTS OF ASSETS AND LIABILITIES

Waddell & Reed Advisors Funds	AS OF DECEMBER 31, 2012 (UNAUDITED)

(In thousands, except per share amounts)	New Concepts Fund	Science and Technology Fund	Small Cap Fund	Tax-Managed Equity Fund	Value Fund	Vanguard Fund
ASSETS
Investments in unaffiliated securities at market value+	$1,453,659	$1,977,365	$697,142	$218,266	$535,051	$1,356,679
Investments in affiliated securities at market value+	—	403,356	—	—	—	—
Investments at Market Value	1,453,659	2,380,721	697,142	218,266	535,051	1,356,679
Cash	1	8	1	1	1	—	*
Restricted cash+	3,530	2,425	770	—	505	—
Investment securities sold receivable	1,110	—	2,113	—	173	12,591
Dividends and interest receivable	418	904	27	131	250	930
Capital shares sold receivable	1,512	2,675	888	470	855	1,135
Unrealized appreciation on forward foreign currency contracts	—	1,614	—	—	—	—
Unrealized appreciation on swap agreements	—	—	117	—	—	—
Prepaid and other assets	64	70	44	21	46	87
Total Assets	1,460,294	2,388,417	701,102	218,889	536,881	1,371,422

LIABILITIES
Investment securities purchased payable	322	—	1,165	—	1,803	4,143
Capital shares redeemed payable	3,291	7,376	1,321	544	1,052	3,111
Trustees and Chief Compliance Officer fees payable	207	392	124	15	71	279
Distribution and service fees payable	10	16	5	2	4	9
Shareholder servicing payable	457	590	290	35	191	369
Investment management fee payable	33	54	16	4	10	25
Accounting services fee payable	21	22	14	7	12	22
Written options at market value+	333	—	—	—	1,287	—
Other liabilities	35	60	22	11	20	40
Total Liabilities	4,709	8,510	2,957	618	4,450	7,998
Total Net Assets	$1,455,585	$2,379,907	$698,145	$218,271	$532,431	$1,363,424

NET ASSETS
Capital paid in (shares authorized – unlimited)	$1,127,154	$1,699,004	$522,844	$168,932	$455,870	$1,011,059
Undistributed (distributions in excess of) net investment income	(9,126)	(21,254)	(4,681)	(28)	1,608	(282)
Accumulated net realized gain (loss)	21,238	82,679	3,174	1,622	(12,271)	8,658
Net unrealized appreciation	316,319	619,478	176,808	47,745	87,224	343,989
Total Net Assets	$1,455,585	$2,379,907	$698,145	$218,271	$532,431	$1,363,424

CAPITAL SHARES OUTSTANDING:
Class A	138,149	203,051	45,009	15,958	39,888	147,298
Class B	1,476	2,461	885	59	457	1,043
Class C	1,289	1,480	736	249	437	803
Class Y	6,213	6,759	1,947	N/A	573	7,431

NET ASSET VALUE PER SHARE:
Class A	$ 9.90	$11.14	$14.39	$13.45	$12.88	$8.71
Class B	$ 7.88	$ 8.81	$12.08	$12.04	$12.33	$7.20
Class C	$ 8.08	$ 8.90	$12.55	$12.02	$12.47	$7.30
Class Y	$10.68	$12.12	$15.58	N/A	$12.92	$9.07

+COST
Investments in unaffiliated securities at cost	$1,137,341	$1,524,077	$520,451	$170,521	$447,474	$1,012,690
Investments in affiliated securities at cost	—	238,781	—	—	—	—
Written options premiums received at cost	334	—	—	—	934	—

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	59

STATEMENTS OF OPERATIONS

Waddell & Reed Advisors Funds	FOR THE SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)

(In thousands)	Accumulative Fund	Asset Strategy Fund	Continental Income Fund	Core Investment Fund	Dividend Opportunities Fund	Energy Fund		International Growth Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$13,080	$33,771	$6,279	$27,692	$11,920	$1,151		$4,071
Foreign dividend withholding tax	—	(504)	—	—	—	(25)		(150)
Interest and amortization from unaffiliated securities	79	7,829	3,207	46	28	5		32
Foreign interest withholding tax	—	—	—	—	—	—		(2)
Total Investment Income	13,159	41,096	9,486	27,738	11,948	1,131		3,951

EXPENSES
Investment management fee	3,847	9,673	2,357	9,934	2,577	861		2,116
Distribution and service fees:
Class A	1,361	3,478	819	3,719	890	243		552
Class B	39	295	30	82	40	14		10
Class C	26	339	41	75	49	16		9
Shareholder servicing:
Class A	1,164	3,151	636	2,876	1,060	475		709
Class B	30	137	18	58	30	15		11
Class C	13	100	13	32	21	10		6
Class Y	3	49	4	44	5	2		39
Registration fees	32	64	32	54	36	30		28
Custodian fees	12	258	9	31	7	7		36
Trustees and Chief Compliance Officer fees	41	84	24	113	21	5		18
Accounting services fee	130	130	85	130	88	40		69
Professional fees	47	124	32	88	34	22		38
Other	36	303	26	96	31	22		28
Total Expenses	6,781	18,185	4,126	17,332	4,889	1,762		3,669
Less:
Expenses in excess of limit	(293)	(50)	(67)	(317)	—	—		(75)
Total Net Expenses	6,488	18,135	4,059	17,015	4,889	1,762		3,594
Net Investment Income (Loss)	6,671	22,961	5,427	10,723	7,059	(631)		357

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	72,887	74,819	26,666	119,690	23,094	2,092		16,525
Written options	1,045	6,801	—	—	—	—		—
Swap agreements	—	—	—	—	—	—		298
Forward foreign currency contracts	—	(5,316)	—	—	—	—		889
Foreign currency exchange transactions	(7)	(91)	—	—	—	—	*	(60)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(29,501)	249,755	(2,580)	79,943	3,934	16,705		38,172
Written options	(740)	(6,795)	—	—	—	—		—
Swap agreements	—	—	—	—	—	—		(701)
Forward foreign currency contracts	—	(959)	—	—	—	—		585
Foreign currency exchange transactions	1	121	—	6	—	—	*	(5)
Net Realized and Unrealized Gain	43,685	318,335	24,086	199,639	27,028	18,797		55,703
Net Increase in Net Assets Resulting from Operations	$50,356	$341,296	$29,513	$210,362	$34,087	$18,166		$56,060

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

60	SEMIANNUAL REPORT	2012

STATEMENTS OF OPERATIONS

Waddell & Reed Advisors Funds	FOR THE SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)

(In thousands)	New Concepts Fund	Science and Technology Fund	Small Cap Fund	Tax-Managed Equity Fund	Value Fund	Vanguard Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$7,525	$5,894	$2,954	$2,150	$5,812	$12,252
Dividends from affiliated securities	—	300	—	—	—	—
Foreign dividend withholding tax	—	(44)	—	(1)	(38)	—
Interest and amortization from unaffiliated securities	44	490	13	8	22	31
Total Investment Income	7,569	6,640	2,967	2,157	5,796	12,283

EXPENSES
Investment management fee	6,060	9,822	2,999	700	1,815	4,737
Distribution and service fees:
Class A	1,689	2,799	820	265	626	1,617
Class B	61	112	57	4	30	41
Class C	53	66	48	15	29	31
Shareholder servicing:
Class A	2,047	2,578	1,255	159	842	1,690
Class B	48	75	49	2	26	34
Class C	27	32	22	5	15	18
Class Y	48	61	22	—	4	54
Registration fees	44	41	36	27	37	43
Custodian fees	17	8	11	5	9	18
Trustees and Chief Compliance Officer fees	45	75	23	6	17	47
Accounting services fee	130	130	87	44	70	130
Professional fees	52	79	40	18	29	52
Other	62	78	154	10	28	53
Total Expenses	10,383	15,956	5,623	1,260	3,577	8,565
Less:
Expenses in excess of limit	(101)	(101)	(71)	(15)	(26)	(151)
Total Net Expenses	10,282	15,855	5,552	1,245	3,551	8,414
Net Investment Income (Loss)	(2,713)	(9,215)	(2,585)	912	2,245	3,869

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	63,530	70,406	15,796	4,948	3,667	67,074
Investments in affiliated securities	—	25,683	—	—	—	—
Written options	961	1,854	—	—	454	—
Swap agreements	—	—	(801)	—	—	—
Foreign currency exchange transactions	(2)	(526)	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	51,906	109,605	9,838	5,345	39,976	(19,767)
Investments in affiliated securities	—	(1,334)	—	—	—	—
Written options	(393)	50	—	—	(98)	—
Swap agreements	—	—	117	—	—	—
Forward foreign currency contracts	—	1,614	—	—	—	—
Foreign currency exchange transactions	— *	1	—	—	—	—
Net Realized and Unrealized Gain	116,002	207,354	24,950	10,293	43,999	47,307
Net Increase in Net Assets Resulting from Operations	$113,289	$198,138	$22,365	$11,205	$46,244	$51,176

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	61

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Accumulative Fund		Asset Strategy Fund		Continental Income Fund
(In thousands)	Six months ended 12-31-12 (Unaudited)	Year ended 6-30-12	Six months ended 12-31-12 (Unaudited)	Year ended 6-30-12	Six months ended 12-31-12 (Unaudited)	Year ended 6-30-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$6,671	$(1,160)	$22,961	$30,365	$5,427	$7,421
Net realized gain on investments	73,925	30,625	76,213	30,299	26,666	31,665
Net change in unrealized appreciation (depreciation)	(30,240)	(39,602)	242,122	(370,445)	(2,580)	(19,803)
Net Increase (Decrease) in Net Assets Resulting from Operations	50,356	(10,137)	341,296	(309,781)	29,513	19,283

Distributions to Shareholders From:
Net investment income:
Class A	(5,930)	(342)	(61,809)	(30,909)	(6,080)	(7,843)
Class B	(1)	—	(538)	(161)	(17)	(15)
Class C	(7)	—	(764)	(245)	(35)	(26)
Class Y	(24)	(8)	(2,431)	(802)	(50)	(87)
Net realized gains:
Class A	—	—	—	—	(29,299)	(12,045)
Class B	—	—	—	—	(255)	(139)
Class C	—	—	—	—	(374)	(134)
Class Y	—	—	—	—	(212)	(129)
Total Distributions to Shareholders	(5,962)	(350)	(65,542)	(32,117)	(36,322)	(20,418)
Capital Share Transactions	(64,924)	(164,891)	(43,997)	(226,403)	24,828	(21,424)
Net Increase (Decrease) in Net Assets	(20,530)	(175,378)	231,757	(568,301)	18,019	(22,559)
Net Assets, Beginning of Period	1,096,856	1,272,234	2,844,704	3,413,005	653,439	675,998
Net Assets, End of Period	$1,076,326	$1,096,856	$3,076,461	$2,844,704	$671,458	$653,439
Undistributed (distributions in excess of) net investment income	$(150)	$(852)	$293	$42,965	$(218)	$537

See Accompanying Notes to Financial Statements.

62	SEMIANNUAL REPORT	2012

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Core Investment Fund		Dividend Opportunities Fund		Energy Fund
(In thousands)	Six months ended 12-31-12 (Unaudited)	Year ended 6-30-12	Six months ended 12-31-12 (Unaudited)	Year ended 6-30-12	Six months ended 12-31-12 (Unaudited)	Year ended 6-30-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$10,723	$8,794	$7,059	$9,878	$(631)	$(1,579)
Net realized gain (loss) on investments	119,690	90,546	23,094	10,732	2,092	(4,664)
Net change in unrealized appreciation (depreciation)	79,949	(35,829)	3,934	(41,900)	16,705	(51,366)
Net Increase (Decrease) in Net Assets Resulting from Operations	210,362	63,511	34,087	(21,290)	18,166	(57,609)

Distributions to Shareholders From:
Net investment income:
Class A	(13,118)	(10,567)	(8,135)	(8,863)	—	—
Class B	—	—	(33)	(30)	—	—
Class C	—	—	(63)	(45)	—	—
Class Y	(441)	(162)	(128)	(27)	—	—
Net realized gains:
Class A	(179,973)	(134,267)	—	—	—	—
Class B	(1,057)	(1,003)	—	—	—	—
Class C	(993)	(750)	—	—	—	—
Class Y	(3,650)	(1,435)	—	—	—	—
Total Distributions to Shareholders	(199,232)	(148,184)	(8,359)	(8,965)	—	—
Capital Share Transactions	105,148	(60,350)	(24,994)	(30,229)	(13,539)	(21,334)
Net Increase (Decrease) in Net Assets	116,278	(145,023)	734	(60,484)	4,627	(78,943)
Net Assets, Beginning of Period	2,950,576	3,095,599	717,387	777,871	193,119	272,062
Net Assets, End of Period	$3,066,854	$2,950,576	$718,121	$717,387	$197,746	$193,119
Undistributed (distributions in excess of) net investment income	$(690)	$2,146	$180	$1,480	$(1,031)	$(400)

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	63

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	International Growth Fund		New Concepts Fund		Science and Technology Fund
(In thousands)	Six months ended 12-31-12 (Unaudited)	Year ended 6-30-12	Six months ended 12-31-12 (Unaudited)	Year ended 6-30-12	Six months ended 12-31-12 (Unaudited)	Year ended 6-30-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$357	$4,322	$(2,713)	$(10,967)	$(9,215)	$(21,918)
Net realized gain on investments	17,652	21,008	64,489	54,292	97,417	63,446
Net change in unrealized appreciation (depreciation)	38,051	(76,787)	51,513	(145,818)	109,936	20,367
Net Increase (Decrease) in Net Assets Resulting from Operations	56,060	(51,457)	113,289	(102,493)	198,138	61,895

Distributions to Shareholders From:
Net investment income:
Class A	(745)	(7,249)	—	—	—	—
Class B	—	(11)	—	—	—	—
Class C	—	(13)	—	—	—	—
Class Y	(396)	(796)	—	—	—	—
Net realized gains:
Class A	—	—	(54,874)	(229,288)	(46,471)	(166,096)
Class B	—	—	(591)	(3,184)	(568)	(2,278)
Class C	—	—	(509)	(2,177)	(340)	(1,140)
Class Y	—	—	(2,475)	(7,356)	(1,552)	(5,692)
Total Distributions to Shareholders	(1,141)	(8,069)	(58,449)	(242,005)	(48,931)	(175,206)
Capital Share Transactions	(23,357)	(56,805)	12,881	180,747	(52,607)	(48,291)
Net Increase (Decrease) in Net Assets	31,562	(116,331)	67,721	(163,751)	96,600	(161,602)
Net Assets, Beginning of Period	477,590	593,921	1,387,864	1,551,615	2,283,307	2,444,909
Net Assets, End of Period	$509,152	$477,590	$1,455,585	$1,387,864	$2,379,907	$2,283,307
Distributions in excess of net investment income	$(1,324)	$(480)	$(9,126)	$(6,411)	$(21,254)	$(11,513)

See Accompanying Notes to Financial Statements.

64	SEMIANNUAL REPORT	2012

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Small Cap Fund		Tax-Managed Equity Fund
(In thousands)	Six months ended 12-31-12 (Unaudited)	Year ended 6-30-12	Six months ended 12-31-12 (Unaudited)	Year ended 6-30-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(2,585)	$(8,838)	$912	$(152)
Net realized gain on investments	14,995	33,071	4,948	5,120
Net change in unrealized appreciation (depreciation)	9,955	(68,113)	5,345	(4,230)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,365	(43,880)	11,205	738

Distributions to Shareholders From:
Net investment income:
Class A	—	—	(777)	—
Class B	—	—	—	—
Class C	—	—	—	—
Class Y	—	—	N/A	N/A
Net realized gains:
Class A	(32,823)	(59,388)	(5,458)	—
Class B	(651)	(1,636)	(22)	—
Class C	(533)	(1,113)	(85)	—
Class Y	(1,426)	(2,226)	N/A	N/A
Total Distributions to Shareholders	(35,433)	(64,363)	(6,342)	—
Capital Share Transactions	8,158	15,755	6,949	5,694
Net Increase (Decrease) in Net Assets	(4,910)	(92,488)	11,812	6,432
Net Assets, Beginning of Period	703,055	795,543	206,459	200,027
Net Assets, End of Period	$698,145	$703,055	$218,271	$206,459
Distributions in excess of net investment income	$(4,681)	$(2,096)	$(28)	$(163)

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	65

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Value Fund		Vanguard Fund
(In thousands)	Six months ended 12-31-12 (Unaudited)	Year ended 6-30-12	Six months ended 12-31-12 (Unaudited)	Year ended 6-30-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$2,245	$4,421	$3,869	$(1,669)
Net realized gain on investments	4,121	4,623	67,074	25,447
Net change in unrealized appreciation (depreciation)	39,878	(29,778)	(19,767)	6,132
Net Increase (Decrease) in Net Assets Resulting from Operations	46,244	(20,734)	51,176	29,910

Distributions to Shareholders From:
Net investment income:
Class A	(5,789)	(4,370)	(2,020)	—
Class B	(7)	(13)	—	—
Class C	(16)	(18)	—	—
Class Y	(115)	(50)	(211)	—
Net realized gains:
Class A	—	—	(55,379)	—
Class B	—	—	(400)	—
Class C	—	—	(303)	—
Class Y	—	—	(2,794)	—
Total Distributions to Shareholders	(5,927)	(4,451)	(61,107)	—
Capital Share Transactions	4,137	16,919	15,740	(80,380)
Net Increase (Decrease) in Net Assets	44,454	(8,266)	5,809	(50,470)
Net Assets, Beginning of Period	487,977	496,243	1,357,615	1,408,085
Net Assets, End of Period	$532,431	$487,977	$1,363,424	$1,357,615
Undistributed (distributions in excess of) net investment income	$1,608	$5,290	$(282)	$(1,920)

See Accompanying Notes to Financial Statements.

66	SEMIANNUAL REPORT	2012

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2012	SEMIANNUAL REPORT	67

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

ACCUMULATIVE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$7.87	$0.05	(3)	$0.32	$0.37	$(0.05)	$—	$(0.05)
Year ended 6-30-2012	7.90	(0.01	)(3)	(0.02)	(0.03)	— *	—	— *
Year ended 6-30-2011	5.93	0.00	(3)	1.98	1.98	(0.01)	—	(0.01)
Year ended 6-30-2010	5.43	0.03	(3)	0.50	0.53	(0.03)	—	(0.03)
Year ended 6-30-2009	7.96	0.04	(3)	(2.54)	(2.50)	(0.03)	—	(0.03)
Year ended 6-30-2008	8.42	0.02		(0.46)	(0.44)	(0.02)	—	(0.02)
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	7.10	(0.01	)(3)	0.29	0.28	— *	—	— *
Year ended 6-30-2012	7.22	(0.10	)(3)	(0.02)	(0.12)	—	—	—
Year ended 6-30-2011	5.47	(0.08	)(3)	1.83	1.75	—	—	—
Year ended 6-30-2010	5.05	(0.05	)(3)	0.47	0.42	—	—	—
Year ended 6-30-2009	7.46	(0.03	)(3)	(2.38)	(2.41)	—	—	—
Year ended 6-30-2008	7.95	(0.14)		(0.35)	(0.49)	—	—	—
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	7.19	0.01	(3)	0.28	0.29	(0.01)	—	(0.01)
Year ended 6-30-2012	7.29	(0.08	)(3)	(0.02)	(0.10)	—	—	—
Year ended 6-30-2011	5.52	(0.07	)(3)	1.84	1.77	—	—	—
Year ended 6-30-2010	5.09	(0.04	)(3)	0.47	0.43	—	—	—
Year ended 6-30-2009	7.50	(0.03	)(3)	(2.38)	(2.41)	—	—	—
Year ended 6-30-2008	7.99	(0.13)		(0.36)	(0.49)	—	—	—
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	7.90	0.06	(3)	0.32	0.38	(0.06)	—	(0.06)
Year ended 6-30-2012	7.92	0.02	(3)	(0.03)	(0.01)	(0.01)	—	(0.01)
Year ended 6-30-2011	5.94	0.03	(3)	1.98	2.01	(0.03)	—	(0.03)
Year ended 6-30-2010	5.44	0.04	(3)	0.50	0.54	(0.04)	—	(0.04)
Year ended 6-30-2009	7.99	0.05	(3)	(2.55)	(2.50)	(0.05)	—	(0.05)
Year ended 6-30-2008	8.43	0.04		(0.45)	(0.41)	(0.03)	—	(0.03)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2) Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3) Based on average weekly shares outstanding.

(4) Annualized.

68	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$8.19	4.65%	$1,061	1.16	%(4)	1.22	%(4)	1.21	%(4)	1.17	%(4)	42%
Year ended 6-30-2012	7.87	-0.35	1,080	1.17		-0.09		1.22		-0.14		58
Year ended 6-30-2011	7.90	33.44	1,246	1.16		0.05		1.21		0.00		42
Year ended 6-30-2010	5.93	9.66	1,035	1.18		0.36		1.23		0.31		51
Year ended 6-30-2009	5.43	-31.42	1,132	1.21		0.60		1.25		0.56		64
Year ended 6-30-2008	7.96	-5.22	1,786	1.08		0.29		1.11		0.26		62
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	7.38	3.96	7	2.52	(4)	-0.19	(4)	2.57	(4)	-0.24	(4)	42
Year ended 6-30-2012	7.10	-1.66	8	2.46		-1.38		2.49		-1.41		58
Year ended 6-30-2011	7.22	31.99	15	2.34		-1.14		2.37		-1.17		42
Year ended 6-30-2010	5.47	8.32	18	2.36		-0.81		2.39		-0.84		51
Year ended 6-30-2009	5.05	-32.22	23	2.39		-0.58		2.42		-0.61		64
Year ended 6-30-2008	7.46	-6.29	46	2.11		-0.73		2.14		-0.76		62
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	7.47	4.04	5	2.21	(4)	0.15	(4)	2.26	(4)	0.10	(4)	42
Year ended 6-30-2012	7.19	-1.37	5	2.22		-1.13		2.26		-1.17		58
Year ended 6-30-2011	7.29	32.07	7	2.20		-0.99		2.23		-1.02		42
Year ended 6-30-2010	5.52	8.45	7	2.23		-0.68		2.26		-0.71		51
Year ended 6-30-2009	5.09	-32.13	8	2.28		-0.46		2.31		-0.49		64
Year ended 6-30-2008	7.50	-6.13	14	2.06		-0.68		2.09		-0.71		62
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	8.22	4.78	3	0.86	(4)	1.52	(4)	0.91	(4)	1.47	(4)	42
Year ended 6-30-2012	7.90	-0.05	4	0.86		0.22		0.90		0.18		58
Year ended 6-30-2011	7.92	33.91	5	0.86		0.35		0.89		0.32		42
Year ended 6-30-2010	5.94	9.87	3	0.87		0.67		0.90		0.64		51
Year ended 6-30-2009	5.44	-31.17	3	0.97		0.85		1.00		0.82		64
Year ended 6-30-2008	7.99	-4.99	5	0.85		0.53		0.88		0.50		62

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	69

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

ASSET STRATEGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$8.96	$0.08	(3)	$1.02	$1.10	$(0.22)	$—	$(0.22)
Year ended 6-30-2012	9.98	0.10	(3)	(1.02)	(0.92)	(0.10)	—	(0.10)
Year ended 6-30-2011	7.98	0.07	(3)	2.02	2.09	(0.09)	—	(0.09)
Year ended 6-30-2010	7.40	0.06	(3)	0.55	0.61	(0.03)	—	(0.03)
Year ended 6-30-2009	12.72	0.12	(3)	(3.05)	(2.93)	(0.05)	(2.34)	(2.39)
Year ended 6-30-2008	10.59	0.05		2.87	2.92	(0.10)	(0.69)	(0.79)
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	8.72	0.03	(3)	0.99	1.02	(0.09)	—	(0.09)
Year ended 6-30-2012	9.71	0.00	(3)	(0.97)	(0.97)	(0.02)	—	(0.02)
Year ended 6-30-2011	7.77	(0.01	)(3)	1.97	1.96	(0.02)	—	(0.02)
Year ended 6-30-2010	7.25	(0.02	)(3)	0.54	0.52	—	—	—
Year ended 6-30-2009	12.55	0.04	(3)	(3.01)	(2.97)	—	(2.33)	(2.33)
Year ended 6-30-2008	10.43	(0.04)		2.84	2.80	—	(0.68)	(0.68)
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	8.75	0.04	(3)	0.99	1.03	(0.11)	—	(0.11)
Year ended 6-30-2012	9.74	0.02	(3)	(0.98)	(0.96)	(0.03)	—	(0.03)
Year ended 6-30-2011	7.79	0.00	(3)	1.97	1.97	(0.02)	—	(0.02)
Year ended 6-30-2010	7.27	(0.01	)(3)	0.53	0.52	—	—	—
Year ended 6-30-2009	12.56	0.04	(3)	(2.99)	(2.95)	—	(2.34)	(2.34)
Year ended 6-30-2008	10.44	(0.04)		2.85	2.81	—	(0.69)	(0.69)
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	9.01	0.08	(3)	1.04	1.12	(0.26)	—	(0.26)
Year ended 6-30-2012	10.03	0.12	(3)	(1.01)	(0.89)	(0.13)	—	(0.13)
Year ended 6-30-2011	8.00	0.10	(3)	2.03	2.13	(0.10)	—	(0.10)
Year ended 6-30-2010	7.44	0.09	(3)	0.54	0.63	(0.07)	—	(0.07)
Year ended 6-30-2009	12.75	0.15	(3)	(3.06)	(2.91)	(0.06)	(2.34)	(2.40)
Year ended 6-30-2008	10.61	0.09		2.88	2.97	(0.14)	(0.69)	(0.83)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2) Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3) Based on average weekly shares outstanding.

(4) Annualized.

70	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$9.84	12.28%	$2,854	1.19	%(4)	1.58	%(4)	1.19	%(4)	1.58	%(4)	19%
Year ended 6-30-2012	8.96	-9.16	2,665	1.17		1.06		1.17		1.06		53
Year ended 6-30-2011	9.98	26.27	3,162	1.14		0.77		1.14		0.77		72
Year ended 6-30-2010	7.98	8.23	2,724	1.17		0.71		1.17		0.71		108
Year ended 6-30-2009	7.40	-21.19	2,461	1.20		1.34		1.20		1.34		304
Year ended 6-30-2008	12.72	27.85	3,178	1.15		0.53		1.15		0.53		110
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	9.65	11.71	58	2.19	(4)	0.57	(4)	2.19	(4)	0.57	(4)	19
Year ended 6-30-2012	8.72	-9.98	59	2.13		0.04		2.13		0.04		53
Year ended 6-30-2011	9.71	25.22	90	2.05		-0.13		2.05		-0.13		72
Year ended 6-30-2010	7.77	7.17	102	2.06		-0.20		2.06		-0.20		108
Year ended 6-30-2009	7.25	-21.94	114	2.08		0.43		2.08		0.43		304
Year ended 6-30-2008	12.55	26.94	183	1.99		-0.33		1.99		-0.33		110
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	9.67	11.78	68	2.01	(4)	0.76	(4)	2.01	(4)	0.76	(4)	19
Year ended 6-30-2012	8.75	-9.86	67	1.99		0.21		1.99		0.21		53
Year ended 6-30-2011	9.74	25.36	90	1.95		-0.04		1.95		-0.04		72
Year ended 6-30-2010	7.79	7.15	87	1.98		-0.10		1.98		-0.10		108
Year ended 6-30-2009	7.27	-21.79	85	2.01		0.51		2.01		0.51		304
Year ended 6-30-2008	12.56	26.95	124	1.95		-0.28		1.95		-0.28		110
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	9.87	12.49	96	0.86	(4)	1.63	(4)	0.86	(4)	1.63	(4)	19
Year ended 6-30-2012	9.01	-8.82	54	0.85		1.28		0.85		1.28		53
Year ended 6-30-2011	10.03	26.77	71	0.84		1.08		0.84		1.08		72
Year ended 6-30-2010	8.00	8.40	49	0.87		1.01		0.87		1.01		108
Year ended 6-30-2009	7.44	-20.92	44	0.88		1.71		0.88		1.71		304
Year ended 6-30-2008	12.75	28.31	25	0.89		0.81		0.89		0.81		110

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	71

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

CONTINENTAL INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$8.70	$0.07	(3)	$0.32	$0.39	$(0.08)	$(0.41)	$(0.49)
Year ended 6-30-2012	8.70	0.10	(3)	0.18	0.28	(0.11)	(0.17)	(0.28)
Year ended 6-30-2011	7.23	0.10	(3)	1.86	1.96	(0.10)	(0.39)	(0.49)
Year ended 6-30-2010	6.57	0.09	(3)	0.65	0.74	(0.08)	—	(0.08)
Year ended 6-30-2009	7.97	0.11	(3)	(1.30)	(1.19)	(0.12)	(0.09)	(0.21)
Year ended 6-30-2008	8.34	0.11		0.02	0.13	(0.12)	(0.38)	(0.50)
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	8.67	0.02	(3)	0.32	0.34	(0.03)	(0.41)	(0.44)
Year ended 6-30-2012	8.68	0.01	(3)	0.17	0.18	(0.02)	(0.17)	(0.19)
Year ended 6-30-2011	7.22	0.02	(3)	1.85	1.87	(0.02)	(0.39)	(0.41)
Year ended 6-30-2010	6.57	0.00	(3)	0.66	0.66	(0.01)	—	(0.01)
Year ended 6-30-2009	7.96	0.05	(3)	(1.29)	(1.24)	(0.06)	(0.09)	(0.15)
Year ended 6-30-2008	8.34	0.03		0.01	0.04	(0.04)	(0.38)	(0.42)
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	8.68	0.03	(3)	0.33	0.36	(0.04)	(0.41)	(0.45)
Year ended 6-30-2012	8.69	0.02	(3)	0.17	0.19	(0.03)	(0.17)	(0.20)
Year ended 6-30-2011	7.23	0.03	(3)	1.85	1.88	(0.03)	(0.39)	(0.42)
Year ended 6-30-2010	6.57	0.02	(3)	0.66	0.68	(0.02)	—	(0.02)
Year ended 6-30-2009	7.96	0.05	(3)	(1.29)	(1.24)	(0.06)	(0.09)	(0.15)
Year ended 6-30-2008	8.34	0.03		0.01	0.04	(0.04)	(0.38)	(0.42)
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	8.70	0.09	(3)	0.32	0.41	(0.10)	(0.41)	(0.51)
Year ended 6-30-2012	8.70	0.13	(3)	0.17	0.30	(0.13)	(0.17)	(0.30)
Year ended 6-30-2011	7.23	0.13	(3)	1.86	1.99	(0.13)	(0.39)	(0.52)
Year ended 6-30-2010	6.57	0.11	(3)	0.65	0.76	(0.10)	—	(0.10)
Year ended 6-30-2009	7.97	0.14	(3)	(1.30)	(1.16)	(0.15)	(0.09)	(0.24)
Year ended 6-30-2008	8.34	0.13	(3)	0.02	0.15	(0.14)	(0.38)	(0.52)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2) Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3) Based on average weekly shares outstanding.

(4) Annualized.

72	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$8.60	4.54%	$653	1.19	%(4)	1.63	%(4)	1.21	%(4)	1.61	%(4)	25%
Year ended 6-30-2012	8.70	3.42	636	1.20		1.18		1.22		1.16		37
Year ended 6-30-2011	8.70	27.65	654	1.21		1.27		1.23		1.25		32
Year ended 6-30-2010	7.23	11.25	552	1.25		1.16		1.27		1.14		68
Year ended 6-30-2009	6.57	-14.84	547	1.28		1.63		1.28		1.63		31
Year ended 6-30-2008	7.97	1.19	434	1.21		1.33		—		—		11
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	8.57	3.89	5	2.36	(4)	0.43	(4)	2.38	(4)	0.41	(4)	25
Year ended 6-30-2012	8.67	2.21	6	2.32		0.06		2.34		0.04		37
Year ended 6-30-2011	8.68	26.25	9	2.27		0.21		2.29		0.19		32
Year ended 6-30-2010	7.22	10.07	9	2.36		0.06		2.38		0.04		68
Year ended 6-30-2009	6.57	-15.61	11	2.29		0.61		2.29		0.61		31
Year ended 6-30-2008	7.96	0.12	13	2.15		0.38		—		—		11
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	8.59	4.13	8	2.09	(4)	0.75	(4)	2.11	(4)	0.73	(4)	25
Year ended 6-30-2012	8.68	2.38	7	2.11		0.28		2.13		0.26		37
Year ended 6-30-2011	8.69	26.37	7	2.14		0.35		2.16		0.33		32
Year ended 6-30-2010	7.23	10.31	5	2.20		0.21		2.22		0.19		68
Year ended 6-30-2009	6.57	-15.55	6	2.23		0.68		2.23		0.68		31
Year ended 6-30-2008	7.96	0.14	5	2.13		0.41		—		—		11
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	8.60	4.70	5	0.89	(4)	1.96	(4)	0.91	(4)	1.94	(4)	25
Year ended 6-30-2012	8.70	3.74	4	0.89		1.57		0.91		1.55		37
Year ended 6-30-2011	8.70	28.05	6	0.90		1.59		0.92		1.57		32
Year ended 6-30-2010	7.23	11.59	5	0.92		1.49		0.94		1.47		68
Year ended 6-30-2009	6.57	-14.55	4	0.95		1.98		0.95		1.98		31
Year ended 6-30-2008	7.97	1.45	1	0.94		1.60		—		—		11

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	73

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

CORE INVESTMENT FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital		Total Distributions
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$6.30	$0.02	(3)	$0.43	$0.45	$(0.03)	$(0.41)	$—		$(0.44)
Year ended 6-30-2012	6.49	0.02	(3)	0.11	0.13	(0.02)	(0.30)	—		(0.32)
Year ended 6-30-2011	4.70	0.02	(3)	1.78	1.80	(0.01)	—	—		(0.01)
Year ended 6-30-2010	4.10	0.01	(3)	0.61	0.62	(0.02)	—	—	*	(0.02)
Year ended 6-30-2009	5.75	0.04	(3)	(1.64)	(1.60)	(0.03)	(0.02)	—		(0.05)
Year ended 6-30-2008	6.64	0.02		(0.13)	(0.11)	(0.04)	(0.74)	—		(0.78)
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	5.66	(0.02	)(3)	0.39	0.37	—	(0.40)	—		(0.40)
Year ended 6-30-2012	5.92	(0.05	)(3)	0.09	0.04	—	(0.30)	—		(0.30)
Year ended 6-30-2011	4.33	(0.04	)(3)	1.63	1.59	—	—	—		—
Year ended 6-30-2010	3.80	(0.05	)(3)	0.58	0.53	—	—	—		—
Year ended 6-30-2009	5.34	(0.01	)(3)	(1.53)	(1.54)	—	— *	—		— *
Year ended 6-30-2008	6.20	(0.04	)(3)	(0.12)	(0.16)	—	(0.70)	—		(0.70)
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	5.74	(0.01	)(3)	0.38	0.37	—	(0.40)	—		(0.40)
Year ended 6-30-2012	5.98	(0.04	)(3)	0.10	0.06	—	(0.30)	—		(0.30)
Year ended 6-30-2011	4.37	(0.03	)(3)	1.64	1.61	—	—	—		—
Year ended 6-30-2010	3.83	(0.04	)(3)	0.58	0.54	—	—	—		—
Year ended 6-30-2009	5.36	(0.01	)(3)	(1.52)	(1.53)	—	— *	—		— *
Year ended 6-30-2008	6.23	(0.04	)(3)	(0.12)	(0.16)	—	(0.71)	—		(0.71)
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	6.32	0.03	(3)	0.44	0.47	(0.05)	(0.41)	—		(0.46)
Year ended 6-30-2012	6.51	0.04	(3)	0.10	0.14	(0.03)	(0.30)	—		(0.33)
Year ended 6-30-2011	4.71	0.04	(3)	1.79	1.83	(0.03)	—	—		(0.03)
Year ended 6-30-2010	4.10	0.03	(3)	0.61	0.64	(0.03)	—	—	*	(0.03)
Year ended 6-30-2009	5.75	0.06	(3)	(1.65)	(1.59)	(0.05)	(0.01)	—		(0.06)
Year ended 6-30-2008	6.64	0.05		(0.14)	(0.09)	(0.06)	(0.74)	—		(0.80)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2) Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3) Based on average weekly shares outstanding.

(4) Annualized.

74	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$6.31	7.16%	$2,975	1.10	%(4)	0.71	%(4)	1.12	%(4)	0.69	%(4)	27%
Year ended 6-30-2012	6.30	2.68	2,867	1.12		0.32		1.15		0.29		58
Year ended 6-30-2011	6.49	38.39	3,021	1.12		0.35		1.14		0.33		79
Year ended 6-30-2010	4.70	15.04	2,343	1.16		0.18		1.18		0.16		102
Year ended 6-30-2009	4.10	-27.78	2,197	1.19		0.89		1.21		0.87		129
Year ended 6-30-2008	5.75	-2.61	3,544	1.07		0.34		1.08		0.33		73
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	5.63	6.54	16	2.38	(4)	-0.58	(4)	2.40	(4)	-0.60	(4)	27
Year ended 6-30-2012	5.66	1.26	17	2.38		-0.93		2.40		-0.95		58
Year ended 6-30-2011	5.92	36.72	23	2.31		-0.85		2.33		-0.87		79
Year ended 6-30-2010	4.33	13.95	24	2.37		-1.03		2.39		-1.05		102
Year ended 6-30-2009	3.80	-28.78	28	2.41		-0.35		2.43		-0.37		129
Year ended 6-30-2008	5.34	-3.58	59	2.12		-0.69		2.13		-0.70		73
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	5.71	6.58	15	2.09	(4)	-0.28	(4)	2.11	(4)	-0.30	(4)	27
Year ended 6-30-2012	5.74	1.60	14	2.11		-0.67		2.13		-0.69		58
Year ended 6-30-2011	5.98	36.84	16	2.12		-0.64		2.14		-0.66		79
Year ended 6-30-2010	4.37	14.10	12	2.18		-0.85		2.20		-0.87		102
Year ended 6-30-2009	3.83	-28.49	11	2.26		-0.18		2.28		-0.20		129
Year ended 6-30-2008	5.36	-3.66	19	2.06		-0.64		2.07		-0.65		73
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	6.33	7.45	61	0.81	(4)	1.01	(4)	0.83	(4)	0.99	(4)	27
Year ended 6-30-2012	6.32	2.82	53	0.82		0.62		0.84		0.60		58
Year ended 6-30-2011	6.51	38.91	35	0.82		0.62		0.84		0.60		79
Year ended 6-30-2010	4.71	15.48	47	0.83		0.54		0.85		0.52		102
Year ended 6-30-2009	4.10	-27.53	32	0.83		1.27		0.85		1.25		129
Year ended 6-30-2008	5.75	-2.35	42	0.80		0.62		0.81		0.61		73

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	75

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DIVIDEND OPPORTUNITIES FUND(1)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$14.85	$0.15	(3)	$0.56	$0.71	$(0.18)	$—	$(0.18)
Year ended 6-30-2012	15.44	0.20	(3)	(0.65)	(0.45)	(0.14)	—	(0.14)
Year ended 6-30-2011	11.54	0.13	(3)	3.91	4.04	(0.14)	—	(0.14)
Year ended 6-30-2010	11.07	0.12	(3)	0.47	0.59	(0.12)	—	(0.12)
Year ended 6-30-2009	16.09	0.14	(3)	(5.02)	(4.88)	(0.14)	—	(0.14)
Year ended 6-30-2008	16.79	0.11		(0.46)	(0.35)	(0.11)	(0.24)	(0.35)
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	14.64	0.05	(3)	0.57	0.62	(0.07)	—	(0.07)
Year ended 6-30-2012	15.25	0.03	(3)	(0.60)	(0.57)	(0.04)	—	(0.04)
Year ended 6-30-2011	11.43	(0.02	)(3)	3.87	3.85	(0.03)	—	(0.03)
Year ended 6-30-2010	10.97	(0.01	)(3)	0.47	0.46	—	—	—
Year ended 6-30-2009	15.95	0.01	(3)	(4.97)	(4.96)	(0.02)	—	(0.02)
Year ended 6-30-2008	16.72	(0.04)		(0.46)	(0.50)	(0.03)	(0.24)	(0.27)
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	14.69	0.08	(3)	0.56	0.64	(0.10)	—	(0.10)
Year ended 6-30-2012	15.29	0.07	(3)	(0.62)	(0.55)	(0.05)	—	(0.05)
Year ended 6-30-2011	11.46	0.00	(3)	3.88	3.88	(0.05)	—	(0.05)
Year ended 6-30-2010	10.99	0.01	(3)	0.47	0.48	(0.01)	—	(0.01)
Year ended 6-30-2009	15.97	0.03	(3)	(4.98)	(4.95)	(0.03)	—	(0.03)
Year ended 6-30-2008	16.73	(0.03)		(0.46)	(0.49)	(0.03)	(0.24)	(0.27)
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	14.85	0.21	(3)	0.53	0.74	(0.21)	—	(0.21)
Year ended 6-30-2012	15.45	0.26	(3)	(0.68)	(0.42)	(0.18)	—	(0.18)
Year ended 6-30-2011	11.54	0.16	(3)	3.95	4.11	(0.20)	—	(0.20)
Year ended 6-30-2010	11.08	0.17	(3)	0.47	0.64	(0.18)	—	(0.18)
Year ended 6-30-2009	16.09	0.19	(3)	(5.02)	(4.83)	(0.18)	—	(0.18)
Year ended 6-30-2008	16.79	0.18		(0.47)	(0.29)	(0.17)	(0.24)	(0.41)

(1)	Dividend Opportunities Fund (formerly Dividend Income Fund) changed its name and investment objective effective June 2, 2008.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3) Based on average weekly shares outstanding.

(4) Annualized.

76	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$15.38	4.78%	$693	1.31	%(4)	1.94	%(4)	20%
Year ended 6-30-2012	14.85	-2.55	698	1.32		1.43		43
Year ended 6-30-2011	15.44	35.15	749	1.30		0.91		40
Year ended 6-30-2010	11.54	5.28	553	1.33		0.96		50
Year ended 6-30-2009	11.07	-30.36	512	1.40		1.21		25
Year ended 6-30-2008	16.09	-2.22	667	1.25		0.67		29
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	15.19	4.22	7	2.51	(4)	0.71	(4)	20
Year ended 6-30-2012	14.64	-3.71	8	2.47		0.24		43
Year ended 6-30-2011	15.25	33.69	14	2.38		-0.16		40
Year ended 6-30-2010	11.43	4.19	13	2.40		-0.08		50
Year ended 6-30-2009	10.97	-31.06	17	2.42		0.12		25
Year ended 6-30-2008	15.95	-3.12	30	2.16		-0.21		29
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	15.23	4.38	9	2.20	(4)	1.03	(4)	20
Year ended 6-30-2012	14.69	-3.51	10	2.23		0.49		43
Year ended 6-30-2011	15.29	33.92	13	2.22		-0.01		40
Year ended 6-30-2010	11.46	4.36	11	2.24		0.06		50
Year ended 6-30-2009	10.99	-30.96	14	2.30		0.27		25
Year ended 6-30-2008	15.97	-3.03	22	2.10		-0.15		29
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	15.38	4.99	9	0.91	(4)	2.67	(4)	20
Year ended 6-30-2012	14.85	-2.22	2	0.91		1.84		43
Year ended 6-30-2011	15.45	35.77	2	0.92		1.19		40
Year ended 6-30-2010	11.54	5.63	11	0.92		1.37		50
Year ended 6-30-2009	11.08	-30.00	10	0.96		1.66		25
Year ended 6-30-2008	16.09	-1.90	13	0.91		1.05		29

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	77

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

ENERGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$11.21	$(0.04	)(3)	$1.11	$1.07	$—	$—	$—
Year ended 6-30-2012	14.38	(0.08	)(3)	(3.09)	(3.17)	—	—	—
Year ended 6-30-2011	9.72	(0.09	)(3)	4.75	4.66	—	—	—
Year ended 6-30-2010	8.99	(0.06	)(3)	0.79	0.73	—	—	—
Year ended 6-30-2009	17.73	(0.06	)(3)	(8.46)	(8.52)	—	(0.22)	(0.22)
Year ended 6-30-2008	12.45	(0.07)		5.35	5.28	—	—	—
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	10.47	(0.10	)(3)	1.02	0.92	—	—	—
Year ended 6-30-2012	13.59	(0.22	)(3)	(2.90)	(3.12)	—	—	—
Year ended 6-30-2011	9.29	(0.22	)(3)	4.52	4.30	—	—	—
Year ended 6-30-2010	8.68	(0.16	)(3)	0.77	0.61	—	—	—
Year ended 6-30-2009	17.32	(0.17	)(3)	(8.26)	(8.43)	—	(0.21)	(0.21)
Year ended 6-30-2008	12.28	(0.16)		5.20	5.04	—	—	—
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	10.68	(0.08	)(3)	1.05	0.97	—	—	—
Year ended 6-30-2012	13.81	(0.18	)(3)	(2.95)	(3.13)	—	—	—
Year ended 6-30-2011	9.41	(0.18	)(3)	4.58	4.40	—	—	—
Year ended 6-30-2010	8.77	(0.14	)(3)	0.78	0.64	—	—	—
Year ended 6-30-2009	17.43	(0.14	)(3)	(8.31)	(8.45)	—	(0.21)	(0.21)
Year ended 6-30-2008	12.34	(0.18)		5.27	5.09	—	—	—
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	11.53	0.00	(3)	1.14	1.14	—	—	—
Year ended 6-30-2012	14.71	(0.01	)(3)	(3.17)	(3.18)	—	—	—
Year ended 6-30-2011	9.89	(0.02	)(3)	4.84	4.82	—	—	—
Year ended 6-30-2010	9.09	0.01	(3)	0.79	0.80	—	—	—
Year ended 6-30-2009	17.93	0.01	(3)	(8.57)	(8.56)	—	(0.28)	(0.28)
Year ended 6-30-2008	12.53	(0.04)		5.44	5.40	—	—	—

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2) Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3) Based on average weekly shares outstanding.

(4) Annualized.

78	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$12.28	9.55%	$190	1.71	%(4)	-0.60	%(4)	14%
Year ended 6-30-2012	11.21	-22.05	185	1.68		-0.67		22
Year ended 6-30-2011	14.38	47.94	258	1.63		-0.69		26
Year ended 6-30-2010	9.72	8.12	178	1.71		-0.53		25
Year ended 6-30-2009	8.99	-47.91	162	1.82		-0.58		10
Year ended 6-30-2008	17.73	42.41	291	1.54		-0.60		12
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	11.39	8.79	3	2.98	(4)	-1.86	(4)	14
Year ended 6-30-2012	10.47	-22.96	3	2.89		-1.89		22
Year ended 6-30-2011	13.59	46.29	5	2.72		-1.78		26
Year ended 6-30-2010	9.29	7.03	5	2.79		-1.61		25
Year ended 6-30-2009	8.68	-48.50	5	2.95		-1.73		10
Year ended 6-30-2008	17.32	41.04	11	2.48		-1.53		12
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	11.65	9.08	3	2.58	(4)	-1.47	(4)	14
Year ended 6-30-2012	10.68	-22.67	3	2.50		-1.50		22
Year ended 6-30-2011	13.81	46.76	6	2.43		-1.49		26
Year ended 6-30-2010	9.41	7.30	5	2.51		-1.34		25
Year ended 6-30-2009	8.77	-48.30	5	2.66		-1.44		10
Year ended 6-30-2008	17.43	41.25	10	2.32		-1.38		12
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	12.67	9.89	2	1.12	(4)	0.00	(4)	14
Year ended 6-30-2012	11.53	-21.62	2	1.11		-0.12		22
Year ended 6-30-2011	14.71	48.74	3	1.10		-0.16		26
Year ended 6-30-2010	9.89	8.80	2	1.12		0.07		25
Year ended 6-30-2009	9.09	-47.53	2	1.15		0.07		10
Year ended 6-30-2008	17.93	43.10	2	1.12		-0.17		12

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	79

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

INTERNATIONAL GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$9.24	$0.01	(3)	$1.10	$1.11	$(0.02)	$—	$(0.02)
Year ended 6-30-2012	10.26	0.08	(3)	(0.95)	(0.87)	(0.15)	—	(0.15)
Year ended 6-30-2011	7.54	0.14	(3)	2.64	2.78	(0.06)	—	(0.06)
Year ended 6-30-2010	7.12	0.06	(3)	0.45	0.51	(0.09)	—	(0.09)
Year ended 6-30-2009	10.16	0.08	(3)	(3.04)	(2.96)	(0.08)	—	(0.08)
Year ended 6-30-2008	10.38	0.07		(0.24)	(0.17)	(0.05)	—	(0.05)
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	8.54	(0.06	)(3)	1.01	0.95	—	—	—
Year ended 6-30-2012	9.51	(0.06	)(3)	(0.88)	(0.94)	(0.03)	—	(0.03)
Year ended 6-30-2011	7.03	0.00	(3)	2.48	2.48	—	—	—
Year ended 6-30-2010	6.65	(0.04	)(3)	0.43	0.39	(0.01)	—	(0.01)
Year ended 6-30-2009	9.50	(0.02	)(3)	(2.83)	(2.85)	—	—	—
Year ended 6-30-2008	9.77	(0.20)		(0.07)	(0.27)	—	—	—
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	8.84	(0.04	)(3)	1.05	1.01	—	—	—
Year ended 6-30-2012	9.82	(0.02	)(3)	(0.90)	(0.92)	(0.06)	—	(0.06)
Year ended 6-30-2011	7.24	0.03	(3)	2.55	2.58	—	—	—
Year ended 6-30-2010	6.85	(0.03	)(3)	0.44	0.41	(0.02)	—	(0.02)
Year ended 6-30-2009	9.75	0.00	(3)	(2.90)	(2.90)	—	—	—
Year ended 6-30-2008	10.01	(0.09)		(0.17)	(0.26)	—	—	—
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	9.26	0.03	(3)	1.11	1.14	(0.08)	—	(0.08)
Year ended 6-30-2012	10.29	0.13	(3)	(0.97)	(0.84)	(0.19)	—	(0.19)
Year ended 6-30-2011	7.55	0.18	(3)	2.66	2.84	(0.10)	—	(0.10)
Year ended 6-30-2010	7.13	0.11	(3)	0.44	0.55	(0.13)	—	(0.13)
Year ended 6-30-2009	10.18	0.12	(3)	(3.05)	(2.93)	(0.12)	—	(0.12)
Year ended 6-30-2008	10.40	0.12		(0.25)	(0.13)	(0.09)	—	(0.09)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2) Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3) Based on average weekly shares outstanding.

(4) Annualized.

80	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$10.33	11.98%	$451	1.48	%(4)	0.11	%(4)	1.51	%(4)	0.08	%(4)	30%
Year ended 6-30-2012	9.24	-8.39	424	1.50		0.83		1.53		0.80		30
Year ended 6-30-2011	10.26	36.98	525	1.48		1.47		1.51		1.44		58
Year ended 6-30-2010	7.54	7.04	431	1.52		0.75		1.55		0.72		88
Year ended 6-30-2009	7.12	-29.01	448	1.59		1.13		1.62		1.10		85
Year ended 6-30-2008	10.16	-1.65	710	1.42		0.69		1.45		0.66		71
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	9.49	11.12	2	3.00	(4)	-1.42	(4)	3.03	(4)	-1.45	(4)	30
Year ended 6-30-2012	8.54	-9.83	2	2.96		-0.75		2.99		-0.78		30
Year ended 6-30-2011	9.51	35.28	4	2.82		0.02		2.85		-0.01		58
Year ended 6-30-2010	7.03	5.81	5	2.72		-0.56		2.75		-0.59		88
Year ended 6-30-2009	6.65	-30.00	8	2.89		-0.31		2.92		-0.34		85
Year ended 6-30-2008	9.50	-2.76	15	2.50		-0.49		2.53		-0.52		71
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	9.85	11.43	2	2.54	(4)	-0.95	(4)	2.57	(4)	-0.98	(4)	30
Year ended 6-30-2012	8.84	-9.38	2	2.55		-0.27		2.58		-0.30		30
Year ended 6-30-2011	9.82	35.64	3	2.53		0.37		2.56		0.34		58
Year ended 6-30-2010	7.24	5.97	3	2.49		-0.31		2.52		-0.34		88
Year ended 6-30-2009	6.85	-29.74	4	2.66		0.00		2.69		-0.03		85
Year ended 6-30-2008	9.75	-2.60	6	2.35		-0.31		2.38		-0.34		71
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	10.32	12.28	54	1.05	(4)	0.54	(4)	1.08	(4)	0.51	(4)	30
Year ended 6-30-2012	9.26	-8.06	50	1.06		1.38		1.09		1.35		30
Year ended 6-30-2011	10.29	37.73	62	1.06		1.88		1.09		1.85		58
Year ended 6-30-2010	7.55	7.49	46	1.06		1.30		1.09		1.27		88
Year ended 6-30-2009	7.13	-28.62	23	1.07		1.74		1.10		1.71		85
Year ended 6-30-2008	10.18	-1.31	32	1.06		1.03		1.09		1.00		71

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	81

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

NEW CONCEPTS FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$9.53	$(0.02	)(3)	$0.80	$0.78	$—	$(0.41)	$(0.41)
Year ended 6-30-2012	12.27	(0.08	)(3)	(0.67)	(0.75)	—	(1.99)	(1.99)
Year ended 6-30-2011	8.81	(0.04	)(3)	3.91	3.87	—	(0.41)	(0.41)
Year ended 6-30-2010	6.98	(0.03	)(3)	1.86	1.83	—	—	—
Year ended 6-30-2009	10.31	(0.02	)(3)	(1.99)	(2.01)	—	(1.32)	(1.32)
Year ended 6-30-2008	12.27	(0.07)		(1.05)	(1.12)	—	(0.84)	(0.84)
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	7.71	(0.06	)(3)	0.64	0.58	—	(0.41)	(0.41)
Year ended 6-30-2012	10.37	(0.16	)(3)	(0.59)	(0.75)	—	(1.91)	(1.91)
Year ended 6-30-2011	7.48	(0.13	)(3)	3.31	3.18	—	(0.29)	(0.29)
Year ended 6-30-2010	5.99	(0.11	)(3)	1.60	1.49	—	—	—
Year ended 6-30-2009	9.21	(0.09	)(3)	(1.82)	(1.91)	—	(1.31)	(1.31)
Year ended 6-30-2008	11.16	(0.17	)(3)	(0.94)	(1.11)	—	(0.84)	(0.84)
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	7.89	(0.05	)(3)	0.65	0.60	—	(0.41)	(0.41)
Year ended 6-30-2012	10.55	(0.15	)(3)	(0.59)	(0.74)	—	(1.92)	(1.92)
Year ended 6-30-2011	7.61	(0.12	)(3)	3.36	3.24	—	(0.30)	(0.30)
Year ended 6-30-2010	6.08	(0.10	)(3)	1.63	1.53	—	—	—
Year ended 6-30-2009	9.31	(0.08	)(3)	(1.84)	(1.92)	—	(1.31)	(1.31)
Year ended 6-30-2008	11.26	(0.23)		(0.88)	(1.11)	—	(0.84)	(0.84)
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	10.23	0.00	(3)	0.86	0.86	—	(0.41)	(0.41)
Year ended 6-30-2012	13.01	(0.05	)(3)	(0.70)	(0.75)	—	(2.03)	(2.03)
Year ended 6-30-2011	9.33	0.00	(3)	4.15	4.15	—	(0.47)	(0.47)
Year ended 6-30-2010	7.36	0.01	(3)	1.96	1.97	—	—	—
Year ended 6-30-2009	10.78	0.02	(3)	(2.08)	(2.06)	—	(1.36)	(1.36)
Year ended 6-30-2008	12.74	0.02		(1.14)	(1.12)	—	(0.84)	(0.84)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2) Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3) Based on average weekly shares outstanding.

(4) Annualized.

82	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$9.90	8.29%	$1,368	1.43	%(4)	-0.37	%(4)	1.45	%(4)	-0.39	%(4)	16%
Year ended 6-30-2012	9.53	-5.52	1,308	1.43		-0.76		1.45		-0.78		48
Year ended 6-30-2011	12.27	44.44	1,458	1.41		-0.32		1.43		-0.34		55
Year ended 6-30-2010	8.81	26.22	1,040	1.48		-0.33		1.50		-0.35		55
Year ended 6-30-2009	6.98	-16.42	832	1.59		-0.23		1.61		-0.25		35
Year ended 6-30-2008	10.31	-9.96	1,149	1.43		-0.57		1.44		-0.58		43
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	7.88	7.64	12	2.66	(4)	-1.62	(4)	2.68	(4)	-1.64	(4)	16
Year ended 6-30-2012	7.71	-6.64	13	2.58		-1.91		2.60		-1.93		48
Year ended 6-30-2011	10.37	42.91	21	2.49		-1.39		2.51		-1.41		55
Year ended 6-30-2010	7.48	24.88	19	2.58		-1.43		2.60		-1.45		55
Year ended 6-30-2009	5.99	-17.48	20	2.78		-1.42		2.80		-1.44		35
Year ended 6-30-2008	9.21	-10.90	36	2.46		-1.61		2.47		-1.62		43
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	8.08	7.72	10	2.39	(4)	-1.34	(4)	2.41	(4)	-1.36	(4)	16
Year ended 6-30-2012	7.89	-6.44	11	2.38		-1.71		2.40		-1.73		48
Year ended 6-30-2011	10.55	43.01	13	2.35		-1.27		2.37		-1.29		55
Year ended 6-30-2010	7.61	25.17	9	2.44		-1.29		2.46		-1.31		55
Year ended 6-30-2009	6.08	-17.35	8	2.63		-1.27		2.65		-1.29		35
Year ended 6-30-2008	9.31	-10.79	14	2.35		-1.50		2.36		-1.51		43
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	10.68	8.50	66	1.02	(4)	0.04	(4)	1.04	(4)	0.02	(4)	16
Year ended 6-30-2012	10.23	-5.11	56	1.03		-0.45		1.05		-0.47		48
Year ended 6-30-2011	13.01	45.03	59	1.02		0.03		1.04		0.01		55
Year ended 6-30-2010	9.33	26.77	12	1.04		0.10		1.06		0.08		55
Year ended 6-30-2009	7.36	-15.93	11	1.05		0.31		1.07		0.29		35
Year ended 6-30-2008	10.78	-9.65	22	1.04		-0.18		1.05		-0.19		43

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	83

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SCIENCE AND TECHNOLOGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$10.45	$(0.04	)(3)	$0.96	$0.92	$—	$(0.23)	$(0.23)
Year ended 6-30-2012	11.06	(0.10	)(3)	0.32	0.22	—	(0.83)	(0.83)
Year ended 6-30-2011	8.56	(0.09	)(3)	2.80	2.71	—	(0.21)	(0.21)
Year ended 6-30-2010	7.76	(0.05	)(3)	0.89	0.84	—	(0.04)	(0.04)
Year ended 6-30-2009	10.44	(0.02	)(3)	(1.86)	(1.88)	—	(0.80)	(0.80)
Year ended 6-30-2008	12.53	(0.05)		0.41	0.36	—	(2.45)	(2.45)
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	8.36	(0.09	)(3)	0.77	0.68	—	(0.23)	(0.23)
Year ended 6-30-2012	9.03	(0.18	)(3)	0.25	0.07	—	(0.74)	(0.74)
Year ended 6-30-2011	7.10	(0.17	)(3)	2.31	2.14	—	(0.21)	(0.21)
Year ended 6-30-2010	6.51	(0.13	)(3)	0.76	0.63	—	(0.04)	(0.04)
Year ended 6-30-2009	8.97	(0.10	)(3)	(1.62)	(1.72)	—	(0.74)	(0.74)
Year ended 6-30-2008	11.05	(0.17)		0.40	0.23	—	(2.31)	(2.31)
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	8.43	(0.08	)(3)	0.78	0.70	—	(0.23)	(0.23)
Year ended 6-30-2012	9.10	(0.16	)(3)	0.24	0.08	—	(0.75)	(0.75)
Year ended 6-30-2011	7.14	(0.16	)(3)	2.33	2.17	—	(0.21)	(0.21)
Year ended 6-30-2010	6.54	(0.12	)(3)	0.76	0.64	—	(0.04)	(0.04)
Year ended 6-30-2009	9.01	(0.09	)(3)	(1.64)	(1.73)	—	(0.74)	(0.74)
Year ended 6-30-2008	11.09	(0.14	)(3)	0.38	0.24	—	(2.32)	(2.32)
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	11.33	(0.03	)(3)	1.05	1.02	—	(0.23)	(0.23)
Year ended 6-30-2012	11.92	(0.07	)(3)	0.35	0.28	—	(0.87)	(0.87)
Year ended 6-30-2011	9.18	(0.06	)(3)	3.01	2.95	—	(0.21)	(0.21)
Year ended 6-30-2010	8.29	(0.02	)(3)	0.95	0.93	—	(0.04)	(0.04)
Year ended 6-30-2009	11.06	0.01	(3)	(1.96)	(1.95)	—	(0.82)	(0.82)
Year ended 6-30-2008	13.13	(0.01	)(3)	0.43	0.42	—	(2.49)	(2.49)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2) Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3) Based on average weekly shares outstanding.

(4) Annualized.

84	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$11.14	8.86%	$2,263	1.34	%(4)	-0.78	%(4)	1.35	%(4)	-0.79	%(4)	21%
Year ended 6-30-2012	10.45	3.40	2,169	1.37		-0.99		1.38		-1.00		42
Year ended 6-30-2011	11.06	31.80	2,317	1.35		-0.86		1.36		-0.87		44
Year ended 6-30-2010	8.56	10.79	1,893	1.39		-0.57		1.40		-0.58		46
Year ended 6-30-2009	7.76	-16.07	1,802	1.42		-0.23		1.43		-0.24		51
Year ended 6-30-2008	10.44	1.84	2,386	1.32		-0.38		1.33		-0.39		70
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	8.81	8.21	22	2.54	(4)	-1.97	(4)	2.55	(4)	-1.98	(4)	21
Year ended 6-30-2012	8.36	2.19	23	2.56		-2.17		2.57		-2.18		42
Year ended 6-30-2011	9.03	30.30	32	2.47		-1.97		2.48		-1.98		44
Year ended 6-30-2010	7.10	9.64	34	2.52		-1.69		2.53		-1.70		46
Year ended 6-30-2009	6.51	-17.08	40	2.62		-1.44		2.63		-1.45		51
Year ended 6-30-2008	8.97	0.81	63	2.38		-1.45		2.39		-1.46		70
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	8.90	8.38	13	2.35	(4)	-1.78	(4)	2.36	(4)	-1.79	(4)	21
Year ended 6-30-2012	8.43	2.31	13	2.38		-1.99		2.39		-2.00		42
Year ended 6-30-2011	9.10	30.55	15	2.35		-1.85		2.36		-1.86		44
Year ended 6-30-2010	7.14	9.74	13	2.40		-1.58		2.41		-1.59		46
Year ended 6-30-2009	6.54	-17.08	12	2.55		-1.36		2.56		-1.37		51
Year ended 6-30-2008	9.01	0.88	15	2.34		-1.40		2.35		-1.41		70
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	12.12	9.06	82	1.01	(4)	-0.44	(4)	1.02	(4)	-0.45	(4)	21
Year ended 6-30-2012	11.33	3.71	78	1.03		-0.64		1.04		-0.65		42
Year ended 6-30-2011	11.92	32.28	81	1.02		-0.53		1.03		-0.54		44
Year ended 6-30-2010	9.18	11.19	63	1.04		-0.22		1.05		-0.23		46
Year ended 6-30-2009	8.29	-15.72	60	1.03		0.17		1.04		0.16		51
Year ended 6-30-2008	11.06	2.21	73	1.01		-0.06		1.02		-0.07		70

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	85

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SMALL CAP FUND

	Net Asset Value, Beginning of Period	Net Investment Loss		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital	Total Distributions
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$14.70	$(0.05	)(3)	$0.50	$0.45	$—	$(0.76)	$—	$(0.76)
Year ended 6-30-2012	17.19	(0.18	)(3)	(0.88)	(1.06)	—	(1.43)	—	(1.43)
Year ended 6-30-2011	11.87	(0.16	)(3)	5.48	5.32	—	—	—	—
Year ended 6-30-2010	9.26	(0.14	)(3)	2.75	2.61	—	—	—	—
Year ended 6-30-2009	11.43	(0.12	)(3)	(2.01)	(2.13)	—	—	(0.04)	(0.04)
Year ended 6-30-2008	15.02	(0.14)		(1.52)	(1.66)	—	(1.90)	(0.03)	(1.93)
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	12.54	(0.12	)(3)	0.42	0.30	—	(0.76)	—	(0.76)
Year ended 6-30-2012	15.08	(0.30	)(3)	(0.81)	(1.11)	—	(1.43)	—	(1.43)
Year ended 6-30-2011	10.53	(0.27	)(3)	4.82	4.55	—	—	—	—
Year ended 6-30-2010	8.29	(0.23	)(3)	2.47	2.24	—	—	—	—
Year ended 6-30-2009	10.29	(0.20	)(3)	(1.80)	(2.00)	—	—	—	—
Year ended 6-30-2008	13.78	(0.43)		(1.18)	(1.61)	—	(1.88)	—	(1.88)
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	12.97	(0.10	)(3)	0.44	0.34	—	(0.76)	—	(0.76)
Year ended 6-30-2012	15.49	(0.27	)(3)	(0.82)	(1.09)	—	(1.43)	—	(1.43)
Year ended 6-30-2011	10.79	(0.25	)(3)	4.95	4.70	—	—	—	—
Year ended 6-30-2010	8.48	(0.21	)(3)	2.52	2.31	—	—	—	—
Year ended 6-30-2009	10.50	(0.18	)(3)	(1.84)	(2.02)	—	—	—	—
Year ended 6-30-2008	14.01	(0.34)		(1.29)	(1.63)	—	(1.88)	—	(1.88)
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	15.81	(0.02	)(3)	0.55	0.53	—	(0.76)	—	(0.76)
Year ended 6-30-2012	18.28	(0.12	)(3)	(0.92)	(1.04)	—	(1.43)	—	(1.43)
Year ended 6-30-2011	12.56	(0.08	)(3)	5.80	5.72	—	—	—	—
Year ended 6-30-2010	9.74	(0.08	)(3)	2.90	2.82	—	—	—	—
Year ended 6-30-2009	11.93	(0.06	)(3)	(2.09)	(2.15)	—	—	(0.04)	(0.04)
Year ended 6-30-2008	15.59	(0.10)		(1.56)	(1.66)	—	(1.93)	(0.07)	(2.00)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2) Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3) Based on average weekly shares outstanding.

(4) Annualized.

86	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$14.39	3.26%	$648	1.56	%(4)	-0.72	%(4)	1.58	%(4)	-0.74	%(4)	19%
Year ended 6-30-2012	14.70	-5.14	655	1.54		-1.27		1.56		-1.29		51
Year ended 6-30-2011	17.19	44.82	734	1.52		-1.06		1.54		-1.08		65
Year ended 6-30-2010	11.87	28.19	510	1.62		-1.23		1.64		-1.25		58
Year ended 6-30-2009	9.26	-18.53	373	1.79		-1.41		1.81		-1.43		87
Year ended 6-30-2008	11.43	-12.57	498	1.55		-1.04		1.57		-1.06		85
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	12.08	2.62	11	2.77	(4)	-1.94	(4)	2.79	(4)	-1.96	(4)	19
Year ended 6-30-2012	12.54	-6.26	12	2.70		-2.42		2.72		-2.44		51
Year ended 6-30-2011	15.08	43.21	21	2.58		-2.10		2.60		-2.12		65
Year ended 6-30-2010	10.53	27.02	21	2.68		-2.28		2.70		-2.30		58
Year ended 6-30-2009	8.29	-19.44	23	2.85		-2.47		2.87		-2.49		87
Year ended 6-30-2008	10.29	-13.39	40	2.48		-1.95		2.50		-1.97		85
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	12.55	2.85	9	2.39	(4)	-1.56	(4)	2.41	(4)	-1.58	(4)	19
Year ended 6-30-2012	12.97	-5.95	10	2.37		-2.09		2.39		-2.11		51
Year ended 6-30-2011	15.49	43.56	13	2.33		-1.87		2.35		-1.89		65
Year ended 6-30-2010	10.79	27.24	11	2.45		-2.05		2.47		-2.07		58
Year ended 6-30-2009	8.48	-19.24	9	2.65		-2.27		2.67		-2.29		87
Year ended 6-30-2008	10.50	-13.30	13	2.37		-1.85		2.39		-1.87		85
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	15.58	3.54	30	1.08	(4)	-0.20	(4)	1.10	(4)	-0.22	(4)	19
Year ended 6-30-2012	15.81	-4.70	26	1.05		-0.77		1.07		-0.79		51
Year ended 6-30-2011	18.28	45.54	28	1.04		-0.53		1.06		-0.55		65
Year ended 6-30-2010	12.56	28.95	195	1.05		-0.66		1.07		-0.68		58
Year ended 6-30-2009	9.74	-17.92	145	1.06		-0.68		1.08		-0.70		87
Year ended 6-30-2008	11.93	-12.14	198	1.04		-0.53		1.06		-0.55		85

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	87

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

TAX-MANAGED EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital	Total Distributions
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$13.14	$0.06	(3)	$0.65	$0.71	$(0.05)	$(0.35)	$—	$(0.40)
Year ended 6-30-2012	13.10	(0.01	)(3)	0.05	0.04	—	—	—	—
Year ended 6-30-2011	9.85	0.01	(3)	3.26	3.27	(0.02)	—	—	(0.02)
Year ended 6-30-2010	9.32	0.00	(3)	0.54	0.54	— *	—	(0.01)	(0.01)
Year ended 6-30-2009	11.65	0.00	(3)	(2.33)	(2.33)	—	—	—	—
Year ended 6-30-2008	10.99	(0.02)		0.68	0.66	—	—	—	—
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	11.82	(0.01	)(3)	0.58	0.57	—	(0.35)	—	(0.35)
Year ended 6-30-2012	11.90	(0.12	)(3)	0.04	(0.08)	—	—	—	—
Year ended 6-30-2011	9.01	(0.09	)(3)	2.98	2.89	—	—	—	—
Year ended 6-30-2010	8.61	(0.08	)(3)	0.48	0.40	—	—	—	—
Year ended 6-30-2009	10.86	(0.09	)(3)	(2.16)	(2.25)	—	—	—	—
Year ended 6-30-2008	10.34	(0.11	)(3)	0.63	0.52	—	—	—	—
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	11.80	0.00	(3)	0.57	0.57	—	(0.35)	—	(0.35)
Year ended 6-30-2012	11.87	(0.11	)(3)	0.04	(0.07)	—	—	—	—
Year ended 6-30-2011	8.99	(0.09	)(3)	2.97	2.88	—	—	—	—
Year ended 6-30-2010	8.58	(0.08	)(3)	0.49	0.41	—	—	—	—
Year ended 6-30-2009	10.83	(0.08	)(3)	(2.17)	(2.25)	—	—	—	—
Year ended 6-30-2008	10.30	(0.11	)(3)	0.64	0.53	—	—	—	—

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2) Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3) Based on average weekly shares outstanding.

(4) Annualized.

88	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$13.45	5.46%	$214	1.14	%(4)	0.86	%(4)	1.15	%(4)	0.85	%(4)	18%
Year ended 6-30-2012	13.14	0.31	203	1.14		-0.06		1.15		-0.07		37
Year ended 6-30-2011	13.10	33.22	195	1.14		0.08		1.15		0.07		43
Year ended 6-30-2010	9.85	5.78	133	1.18		0.06		1.19		0.05		33
Year ended 6-30-2009	9.32	-20.00	111	1.32		0.00		1.33		-0.01		44
Year ended 6-30-2008	11.65	6.01	106	1.24		-0.09		—		—		27
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	12.04	4.87	1	2.18	(4)	-0.21	(4)	—		—		18
Year ended 6-30-2012	11.82	-0.67	1	2.14		-1.06		—		—		37
Year ended 6-30-2011	11.90	32.08	1	2.07		-0.83		—		—		43
Year ended 6-30-2010	9.01	4.65	2	2.11		-0.87		—		—		33
Year ended 6-30-2009	8.61	-20.72	2	2.31		-1.02		—		—		44
Year ended 6-30-2008	10.86	5.03	3	2.13		-1.01		—		—		27
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	12.02	4.88	3	2.06	(4)	-0.08	(4)	—		—		18
Year ended 6-30-2012	11.80	-0.59	3	2.06		-0.98		—		—		37
Year ended 6-30-2011	11.87	32.04	4	2.05		-0.82		—		—		43
Year ended 6-30-2010	8.99	4.78	3	2.08		-0.83		—		—		33
Year ended 6-30-2009	8.58	-20.78	3	2.25		-0.95		—		—		44
Year ended 6-30-2008	10.83	5.15	4	2.14		-1.00		—		—		27

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	89

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

VALUE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital		Total Distributions
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$11.91	$0.06	(3)	$1.06	$1.12	$(0.15)	$—	$—		$(0.15)
Year ended 6-30-2012	12.55	0.11	(3)	(0.64)	(0.53)	(0.11)	—	—		(0.11)
Year ended 6-30-2011	9.82	0.02	(3)	2.71	2.73	—	—	—		—
Year ended 6-30-2010	8.27	0.04	(3)	1.59	1.63	(0.07)	—	(0.01)		(0.08)
Year ended 6-30-2009	11.09	0.12	(3)	(2.82)	(2.70)	(0.12)	—	—		(0.12)
Year ended 6-30-2008	14.64	0.12		(2.51)	(2.39)	(0.13)	(1.03)	—		(1.16)
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	11.35	(0.02	)(3)	1.01	0.99	(0.01)	—	—		(0.01)
Year ended 6-30-2012	12.01	(0.02	)(3)	(0.62)	(0.64)	(0.02)	—	—		(0.02)
Year ended 6-30-2011	9.49	(0.11	)(3)	2.63	2.52	—	—	—		—
Year ended 6-30-2010	8.02	(0.07	)(3)	1.54	1.47	— *	—	—	*	— *
Year ended 6-30-2009	10.74	0.03	(3)	(2.72)	(2.69)	(0.03)	—	—		(0.03)
Year ended 6-30-2008	14.21	(0.04)		(2.39)	(2.43)	(0.01)	(1.03)	—		(1.04)
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	11.48	0.00	(3)	1.03	1.03	(0.04)	—	—		(0.04)
Year ended 6-30-2012	12.13	0.01	(3)	(0.63)	(0.62)	(0.03)	—	—		(0.03)
Year ended 6-30-2011	9.57	(0.09	)(3)	2.65	2.56	—	—	—		—
Year ended 6-30-2010	8.08	(0.05	)(3)	1.55	1.50	(0.01)	—	—	*	(0.01)
Year ended 6-30-2009	10.81	0.04	(3)	(2.74)	(2.70)	(0.03)	—	—		(0.03)
Year ended 6-30-2008	14.30	(0.04)		(2.41)	(2.45)	(0.01)	(1.03)	—		(1.04)
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	11.96	0.09	(3)	1.07	1.16	(0.20)	—	—		(0.20)
Year ended 6-30-2012	12.64	0.17	(3)	(0.66)	(0.49)	(0.19)	—	—		(0.19)
Year ended 6-30-2011	9.83	0.04	(3)	2.77	2.81	—	—	—		—
Year ended 6-30-2010	8.28	0.09	(3)	1.59	1.68	(0.12)	—	(0.01)		(0.13)
Year ended 6-30-2009	11.11	0.16	(3)	(2.81)	(2.65)	(0.18)	—	—		(0.18)
Year ended 6-30-2008	14.67	0.18		(2.52)	(2.34)	(0.19)	(1.03)	—		(1.22)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2) Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3) Based on average weekly shares outstanding.

(4) Annualized.

90	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$12.88	9.39%	$514	1.35	%(4)	0.88	%(4)	1.36	%(4)	0.87	%(4)	34%
Year ended 6-30-2012	11.91	-4.12	473	1.39		0.98		1.40		0.97		70
Year ended 6-30-2011	12.55	27.80	474	1.37		0.16		1.38		0.15		48
Year ended 6-30-2010	9.82	19.70	324	1.43		0.36		1.44		0.35		58
Year ended 6-30-2009	8.27	-24.23	248	1.52		1.41		1.53		1.40		72
Year ended 6-30-2008	11.09	-17.35	364	1.33		0.83		1.34		0.82		52
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	12.33	8.77	6	2.61	(4)	-0.37	(4)	2.62	(4)	-0.38	(4)	34
Year ended 6-30-2012	11.35	-5.34	6	2.60		-0.23		2.61		-0.24		70
Year ended 6-30-2011	12.01	26.55	11	2.48		-0.98		2.49		-0.99		48
Year ended 6-30-2010	9.49	18.38	13	2.50		-0.68		2.51		-0.69		58
Year ended 6-30-2009	8.02	-25.03	16	2.55		0.37		2.56		0.36		72
Year ended 6-30-2008	10.74	-18.10	32	2.24		-0.09		2.25		-0.10		52
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	12.47	8.94	5	2.28	(4)	-0.06	(4)	2.29	(4)	-0.07	(4)	34
Year ended 6-30-2012	11.48	-5.09	6	2.32		0.06		2.33		0.05		70
Year ended 6-30-2011	12.13	26.75	9	2.29		-0.78		2.30		-0.79		48
Year ended 6-30-2010	9.57	18.55	9	2.35		-0.55		2.36		-0.56		58
Year ended 6-30-2009	8.08	-24.94	7	2.48		0.44		2.49		0.43		72
Year ended 6-30-2008	10.81	-18.11	13	2.22		-0.07		2.23		-0.08		52
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	12.92	9.74	7	0.91	(4)	1.47	(4)	0.92	(4)	1.46	(4)	34
Year ended 6-30-2012	11.96	-3.75	3	0.93		1.44		0.94		1.43		70
Year ended 6-30-2011	12.64	28.59	3	0.92		0.34		0.93		0.33		48
Year ended 6-30-2010	9.83	20.28	26	0.93		0.87		0.94		0.86		58
Year ended 6-30-2009	8.28	-23.78	23	0.94		2.03		0.95		2.02		72
Year ended 6-30-2008	11.11	-17.04	25	0.92		1.23		0.93		1.22		52

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	91

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

VANGUARD FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital	Total Distributions
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$8.78	$0.03	(3)	$0.30	$0.33	$(0.01)	$(0.39)	$—	$(0.40)
Year ended 6-30-2012	8.57	(0.01	)(3)	0.22	0.21	—	—	—	—
Year ended 6-30-2011	6.49	(0.01	)(3)	2.10	2.09	(0.01)	—	—	(0.01)
Year ended 6-30-2010	6.03	0.00	(3)	0.48	0.48	(0.01)	—	(0.01)	(0.02)
Year ended 6-30-2009	9.07	0.02	(3)	(2.51)	(2.49)	— *	(0.55)	—	(0.55)
Year ended 6-30-2008	9.58	(0.02)		0.51	0.49	—	(1.00)	—	(1.00)
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	7.37	(0.03	)(3)	0.25	0.22	—	(0.39)	—	(0.39)
Year ended 6-30-2012	7.28	(0.10	)(3)	0.19	0.09	—	—	—	—
Year ended 6-30-2011	5.58	(0.08	)(3)	1.78	1.70	—	—	—	—
Year ended 6-30-2010	5.23	(0.07	)(3)	0.42	0.35	—	—	—	—
Year ended 6-30-2009	8.04	(0.05	)(3)	(2.23)	(2.28)	—	(0.53)	—	(0.53)
Year ended 6-30-2008	8.63	(0.21)		0.58	0.37	—	(0.96)	—	(0.96)
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	7.45	(0.02	)(3)	0.26	0.24	—	(0.39)	—	(0.39)
Year ended 6-30-2012	7.35	(0.09	)(3)	0.19	0.10	—	—	—	—
Year ended 6-30-2011	5.63	(0.08	)(3)	1.80	1.72	—	—	—	—
Year ended 6-30-2010	5.27	(0.06	)(3)	0.42	0.36	—	—	—	—
Year ended 6-30-2009	8.08	(0.05	)(3)	(2.23)	(2.28)	—	(0.53)	—	(0.53)
Year ended 6-30-2008	8.67	(0.17)		0.54	0.37	—	(0.96)	—	(0.96)
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	9.13	0.04	(3)	0.32	0.36	(0.03)	(0.39)	—	(0.42)
Year ended 6-30-2012	8.88	0.02	(3)	0.23	0.25	—	—	—	—
Year ended 6-30-2011	6.71	0.02	(3)	2.17	2.19	(0.02)	—	—	(0.02)
Year ended 6-30-2010	6.23	0.02	(3)	0.51	0.53	(0.04)	—	(0.01)	(0.05)
Year ended 6-30-2009	9.36	0.06	(3)	(2.61)	(2.55)	(0.04)	(0.54)	—	(0.58)
Year ended 6-30-2008	9.86	0.02		0.52	0.54	—	(1.04)	—	(1.04)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2) Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3) Based on average weekly shares outstanding.

(4) Annualized.

92	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2012 (unaudited)	$8.71	3.87%	$1,282	1.23	%(4)	0.56	%(4)	1.25	%(4)	0.54	%(4)	48%
Year ended 6-30-2012	8.78	2.45	1,260	1.22		-0.13		1.24		-0.15		46
Year ended 6-30-2011	8.57	32.12	1,289	1.23		-0.09		1.25		-0.11		87
Year ended 6-30-2010	6.49	8.00	1,015	1.26		0.07		1.29		0.04		68
Year ended 6-30-2009	6.03	-26.72	997	1.29		0.34		1.32		0.31		69
Year ended 6-30-2008	9.07	3.78	1,530	1.16		-0.22		1.18		-0.24		65
Class B Shares
Six-month period ended 12-31-2012 (unaudited)	7.20	3.05	8	2.54	(4)	-0.79	(4)	2.56	(4)	-0.81	(4)	48
Year ended 6-30-2012	7.37	1.24	9	2.50		-1.40		2.52		-1.42		46
Year ended 6-30-2011	7.28	30.47	14	2.43		-1.27		2.45		-1.29		87
Year ended 6-30-2010	5.58	6.69	15	2.46		-1.12		2.49		-1.15		68
Year ended 6-30-2009	5.23	-27.65	19	2.50		-0.88		2.53		-0.91		69
Year ended 6-30-2008	8.04	2.74	39	2.21		-1.28		2.23		-1.30		65
Class C Shares
Six-month period ended 12-31-2012 (unaudited)	7.30	3.29	6	2.30	(4)	-0.53	(4)	2.32	(4)	-0.55	(4)	48
Year ended 6-30-2012	7.45	1.36	6	2.31		-1.22		2.33		-1.24		46
Year ended 6-30-2011	7.35	30.55	7	2.32		-1.17		2.34		-1.19		87
Year ended 6-30-2010	5.63	6.83	7	2.37		-1.03		2.40		-1.06		68
Year ended 6-30-2009	5.27	-27.52	8	2.42		-0.80		2.45		-0.83		69
Year ended 6-30-2008	8.08	2.73	14	2.16		-1.23		2.18		-1.25		65
Class Y Shares
Six-month period ended 12-31-2012 (unaudited)	9.07	4.00	67	0.86	(4)	0.86	(4)	0.88	(4)	0.84	(4)	48
Year ended 6-30-2012	9.13	2.82	83	0.86		0.20		0.88		0.18		46
Year ended 6-30-2011	8.88	32.59	98	0.86		0.25		0.88		0.23		87
Year ended 6-30-2010	6.71	8.48	49	0.87		0.49		0.90		0.46		68
Year ended 6-30-2009	6.23	-26.47	50	0.88		0.77		0.91		0.74		69
Year ended 6-30-2008	9.36	4.08	49	0.85		0.09		0.87		0.07		65

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	93

NOTES TO FINANCIAL STATEMENTS

Waddell & Reed Advisors Funds	DECEMBER 31, 2012 (UNAUDITED)

1.	ORGANIZATION

Waddell & Reed Advisors Funds, a Delaware statutory trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Asset Strategy Fund, Waddell & Reed Advisors Continental Income Fund, Waddell & Reed Advisors Core Investment Fund, Waddell & Reed Advisors Dividend Opportunities Fund, Waddell & Reed Advisors Energy Fund, Waddell & Reed Advisors International Growth Fund, Waddell & Reed Advisors New Concepts Fund, Waddell & Reed Advisors Science and Technology Fund, Waddell & Reed Advisors Small Cap Fund, Waddell & Reed Advisors Tax-Managed Equity Fund, Waddell & Reed Advisors Value Fund and Waddell & Reed Advisors Vanguard Fund (each, a Fund) are 13 series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Prospectus and Statement of Additional Information. The investment manager to each Fund is Waddell & Reed Investment Management Company (WRIMCO or the Manager).

Each Fund (except Tax-Managed Equity Fund, which does not offer Class Y shares) offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, Class B and Class C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation. Each Fund's accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service authorized by the Board of Trustees. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. Management of the Trust periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of and for the period ended December 31, 2012, management believes that no liability for unrecognized tax positions is required. The Funds are subject to examination by U.S. federal and state authorities for returns filed for tax years after 2007.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (SEC) require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods and swaps), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover

94	SEMIANNUAL REPORT	2012

obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral and cash pledged for the same purpose, if any, is noted in the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield and/or non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Refer to prospectus for all risks associated with owning shares in the Funds.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield WRIMCO considers advantageous.

The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Senior Loans. A Fund invests in senior secured corporate loans (senior loans) either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. Senior loans are generally made to U.S. and foreign borrowers that are corporations, partnerships, or other business entities. Senior loans are generally readily marketable, but some loans may be illiquid or may be subject to some restrictions on resale.

2012	SEMIANNUAL REPORT	95

Certain senior loans contain provisions that obligate a Fund to fund future commitments at the borrower’s discretion. See Note 10 in the Notes to the Financial Statements for more information regarding commitments.

Custodian Fees. “Custodian fees” in the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Trustees and Chief Compliance Officer Fees. Fees paid to the Trustees can be paid in cash or deferred to a later date, at the election of the Trustee according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the office of the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Indemnifications. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

New Accounting Pronouncements. In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures requiring improved information about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

Estimates. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the Net Asset Value (“NAV”) of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the fund securities and other assets are valued on each business day using pricing and valuation methods as adopted by the Board of Trustees ( the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service authorized by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (WRSCO), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which market values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or assets are valued at fair value, as determined in good faith by the Board or WRSCO pursuant to instructions from the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trades do not open for trading for the entire day and no other market prices are available.

96	SEMIANNUAL REPORT	2012

The Board has delegated to WRSCO, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. WRSCO has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage- backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Bank Loans. Bank loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Bullion. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded and are categorized in Level 1 of the fair value hierarchy.

Corporate Bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

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Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (OTC) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio’s using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and asked prices.

Mutual funds, including investment funds, typically are valued at the net asset value reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Municipal Bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

There were no transfers between Levels 1, 2, or 3 during the year ended December 31, 2012.

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. Transfers in and out of Level 3 represent the value at the later of the beginning of the period or the purchase date of the security.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

98	SEMIANNUAL REPORT	2012

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities, respectively. Additionally, the net change in unrealized appreciation for all Level 3 investments still held as of December 31, 2012, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities.

The Funds may own different types of assets that are classified as Level 2 or Level 3. Assets classified as Level 2 can have a variety of observable inputs, including, but not limited to, benchmark yields, reported trades, broker quotes, benchmark securities, and bid/offer quotations. These observable inputs are collected and utilized, primarily by an independent pricing service, in different evaluated pricing approaches depending upon the specific asset to determine a value.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial position and results of operations when presented by primary underlying risk exposure. Please see the prospectus for a full discussion of risks of investing in derivative instruments.

Forward Foreign Currency Contracts. Each Fund may enter into forward foreign currency contracts (forward contracts) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund's maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Futures Contracts. Each Fund may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified in the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Contracts. Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. For each Fund, when a written put is exercised, the cost basis of the securities purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund's exposure to the underlying security (or basket of securities). With written options, there may be times when a Fund will be required to purchase or sell securities to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying security (or basket of securities). Additionally, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Swap Agreements. Each Fund may invest in swap agreements.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

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The creditworthiness of firms with which a Fund enters into a swap agreement is monitored by WRIMCO. If a firm's creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Collateral. A Fund may mitigate credit risk through Credit Support Annexes (CSA) included with an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of December 31, 2012:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Accumulative Fund	Equity	Investments in unaffiliated securities at market value*	$309	Written options at market value	$ 1,601
Asset Strategy Fund	Equity	Investments in unaffiliated securities at market value*	11,905	Written options at market value	5,248
	Foreign currency			Unrealized depreciation on forward foreign currency contracts	3,122
International Growth Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	3,069	Unrealized depreciation on forward foreign currency contracts	637
New Concepts Fund	Equity			Written options at market value	333
Science and Technology Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	1,614
Small Cap Fund	Equity	Unrealized appreciation on swap agreements	117
Value Fund	Equity			Written options at market value	1,287

*	Purchased options are reported as investments in unaffiliated securities and are reflected in the accompanying Schedule of Investments.

Amount of realized gain (loss) on derivatives recognized in the Statement of Operations for the period ended December 31, 2012:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Accumulative Fund	Equity	$ (1,213)	$ —	$ —	$ 1,045	$ —	$ (168)
Asset Strategy Fund	Equity	(41,284)	—	—	10,913	—	(30,371)
	Foreign currency	(1,953)	—	—	(4,112)	(5,316)	(11,381)
International Growth Fund	Equity	—	298	—	—	—	298
	Foreign currency	—	—	—	—	889	889
New Concepts Fund	Equity	(2,824)	—	—	961	—	(1,863)
Science and Technology Fund	Equity	850	—	—	1,854	—	2,704
Small Cap Fund	Equity	—	(801)	—	—	—	(801)
Value Fund	Equity	—	—	—	454	—	454

*	Purchased options are reported as investments in unaffiliated securities and are reflected in the accompanying Schedule of Investments.

100	SEMIANNUAL REPORT	2012

Change in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations for the period ended December 31, 2012:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Accumulative Fund	Equity	$(1,429)	$ —	$ —	$ (740)	$ —	$ (2,169)
Asset Strategy Fund	Equity	26,185	—	—	(6,795)	—	19,390
	Foreign currency	—	—	—	—	(959)	(959)
International Growth Fund	Equity	—	(701)	—	—	—	(701)
	Foreign currency	—	—	—	—	585	585
New Concepts Fund	Equity	—	—	—	(393)	—	(393)
Science and Technology Fund	Equity	189	—	—	50	—	239
	Foreign currency	—	—	—	—	1,614	1,614
Small Cap Fund	Equity	—	117	—	—	—	117
Value Fund	Equity	—	—	—	(98)	—	(98)

*	Purchased options are reported as investments in unaffiliated securities and are reflected in the accompanying Schedule of Investments.

During the period ended December 31, 2012, the average derivative volume was as follows:

Fund	Long forward contracts(1)	Short forward contracts(1)	Long futures contracts(1)	Short futures contracts(1)	Swap agreements(2)	Purchased options(1)	Written options(1)
Accumulative Fund	$ —	$ —	$ —	$ —	$ —	$ 922	$ 1,285
Asset Strategy Fund	151,337	153,156	—	—	—	6,499	5,183
International Growth Fund	75,128	73,613	—	—	458	—	—
New Concepts Fund	—	—	—	—	—	364	856
Science and Technology Fund	6,691	6,390	—	—	—	210	621
Small Cap Fund	—	—	—	—	31	—	—
Value Fund	—	—	—	—	—	—	729

(1)	Average market value outstanding during the period.
(2)	Average notional amount outstanding during the period.

Objectives and Strategies

Accumulative Fund. The Fund’s objectives in using derivatives during the period included hedging market risk on equity securities and generating additional income from written option premiums. To achieve these objectives, the Fund utilized options, both written and purchased, on individual equity securities and domestic equity indices.

Asset Strategy Fund. The Fund’s objectives in using derivatives during the period included hedging market risk on equity securities, increasing exposure to various equity markets, managing exposure to various foreign currencies, and hedging certain event risks on positions held by the Fund. To achieve the objective of hedging market risk and increasing exposure to equity markets, the Fund utilized futures, total return swaps and option contracts on foreign and domestic equity indices. To manage foreign currency exposure, the Fund utilized forward contracts and option contracts to either increase or decrease exposure to a given currency. To manage event risks, the Fund utilized short futures on foreign and domestic equity indices and option contracts, both written and purchased, on individual equity securities owned by the Fund.

International Growth Fund. The Fund’s objectives in using derivatives during the period included managing the exposure to various foreign currencies and gaining exposure to certain individual securities that are not available for direct purchase. To manage foreign currency exposure, the Fund utilized forward contracts and purchased option contracts to either increase or decrease exposure to a given currency. To gain exposure to certain individual securities, the Fund utilized total return swaps.

New Concepts Fund. The Fund’s objectives in using derivatives during the period included gaining exposure to certain sectors, hedging certain event risks on positions held by the Fund and hedging market risk on equity securities. To achieve these objectives, the Fund utilized options, both written and purchased, on either an index or on individual or baskets of equity securities.

Science and Technology Fund. The Fund’s objective in using derivatives during the period was to hedge market risk on securities in its portfolio. To achieve this objective, the Fund utilized options, both written and purchased, on individual equity securities owned by the Fund and on domestic equity indices.

Small Cap Fund. The Fund’s objectives in using derivatives during the period included hedging market risk on equity securities and increasing exposure to various equity sectors and markets. To achieve these objectives, the Fund utilized total return swaps and futures on domestic equity indices.

Value Fund. The Fund’s objectives in using derivatives during the period included hedging market risk on equity securities, generating additional income from written option premiums, and gaining exposure to, or facilitate trading in, certain securities. To achieve the objective of hedging market

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risk, the Fund utilized futures on domestic equity indices. To achieve the objective of generating additional income and gaining exposure to certain securities, the Fund utilized options, both written and purchased, on individual equity securities.

5.	WRITTEN OPTION ACTIVITY ($ amounts rounded to thousands)

Transactions in written options were as follows:

Fund	Outstanding at 6-30-12	Options written	Options closed	Options exercised	Options expired	Outstanding at 12-31-12
Accumulative Fund
Number of Contracts	1,750	7,525	(3,687)	(382)	(4,270)	936
Premium Received	$377	$3,497	$(1,820)	$(74)	$(948)	$1,032
Asset Strategy Fund
Number of Contracts	24,263	572,365	(29,045)	(504,500)	(11,057)	52,026
Premium Received	$10,767	$9,619	$(5,373)	$(250)	$(8,840)	$5,923
New Concepts Fund
Number of Contracts	4,769	38,114	(20,077)	(3,581)	(16,577)	2,648
Premium Received	$2,237	$5,601	$(3,845)	$(862)	$(2,797)	$334
Science and Technology Fund
Number of Contracts	3,490	21,322	(23,638)	(1,174)	—	—
Premium Received	$1,315	$4,303	$(5,503)	$(115)	$—	$—
Value Fund
Number of Contracts	8,574	24,444	(6,019)	(5,839)	(17,727)	3,433
Premium Received	$727	$1,834	$(336)	$(322)	$(969)	$934

6.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. WRIMCO, a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M – Millions)	$0 to $1,000M	$1,000 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $6,000M	Over $6,000M
Accumulative Fund	0.700%	0.650%	0.600%	0.550%	0.550%	0.550%
Asset Strategy Fund	0.700	0.650	0.600	0.550	0.550	0.550
Continental Income Fund	0.700	0.650	0.600	0.550	0.550	0.550
Core Investment Fund	0.700	0.650	0.600	0.550	0.525	0.500
Dividend Opportunities Fund	0.700	0.650	0.600	0.550	0.550	0.550
Energy Fund	0.850	0.830	0.800	0.760	0.760	0.760
International Growth Fund	0.850	0.830	0.800	0.760	0.760	0.760
New Concepts Fund	0.850	0.830	0.800	0.760	0.760	0.760
Science and Technology Fund	0.850	0.830	0.800	0.760	0.760	0.760
Small Cap Fund	0.850	0.830	0.800	0.760	0.760	0.760
Tax-Managed Equity Fund	0.650	0.600	0.550	0.500	0.500	0.500
Value Fund	0.700	0.650	0.600	0.550	0.550	0.550
Vanguard Fund	0.700	0.650	0.600	0.550	0.550	0.550

Effective October 1, 2006, under terms of a settlement agreement reached in July 2006 (see Note 13), the fee is payable at the following annual rates for those Funds included in the settlement agreement:

Fund (M – Millions)	$0 to $1,000M	$1,000 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $6,000M	Over $6,000M
Accumulative Fund	0.660%	0.640%	0.600%	0.550%	0.550%	0.550%
Asset Strategy Fund	0.690	0.650	0.600	0.550	0.550	0.550
Core Investment Fund	0.650	0.640	0.600	0.550	0.525	0.500
International Growth Fund	0.820	0.830	0.800	0.760	0.760	0.760
New Concepts Fund	0.830	0.830	0.800	0.760	0.760	0.760
Science and Technology Fund	0.830	0.830	0.800	0.760	0.760	0.760
Small Cap Fund	0.830	0.830	0.800	0.760	0.760	0.760
Value Fund	0.690	0.650	0.600	0.550	0.550	0.550
Vanguard Fund	0.670	0.650	0.600	0.550	0.550	0.550

Effective June 29, 2009 through September 30, 2016, the fee is payable at the following annual rates for Continental Income Fund:

Fund (M – Millions)	$0 to $1,000M	$1,000 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $6,000M	Over $6,000M
Continental Income Fund	0.680%	0.650%	0.600%	0.550%	0.550%	0.550%

102	SEMIANNUAL REPORT	2012

WRIMCO has voluntarily agreed to waive a Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to WRIMCO’s right to change or modify this waiver. See Waivers of Expenses for more information.

Accounting Services Fees. The Trust has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), doing business as WI Services Company (WISC), an affiliate of W&R. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Administrative Fee. Each Fund also pays WISC a monthly fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B and Class C shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.5792; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds) reaches certain levels. For Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. If the aggregate annual rate of the WISC transfer agent fee and the costs charged by the financial services companies exceeds $18.00 per account for a Fund, WISC will reimburse the Fund the amount in excess of $18.00.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

Distribution and Service Plan for Class A Shares. Under a Distribution and Service Plan for Class A shares adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act, each Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is paid daily to compensate W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class either directly or by third parties. For each of Accumulative Fund, Core Investment Fund and Tax-Managed Equity Fund, the Board of Trustees has limited payments to 0.234%, 0.249% and 0.236%, respectively, of the Fund’s average Class A net assets on an annual basis. The Board may in the future, without shareholder approval, authorize payments up to a maximum of 0.25% of the Fund’s average Class A net assets on an annual basis, if it determines to do so.

Distribution and Service Plan for Class B and Class C Shares. Under the Distribution and Service Plan adopted by the Trust for Class B and Class C shares, respectively, each Fund may pay W&R a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets attributable to that class to compensate W&R for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Sales Charges. As principal underwriter for the Trust’s shares, W&R receives sales commissions (which are not an expense of the Trust) for sales of Class A shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A shares and is paid to W&R. During the period ended December 31, 2012, W&R received the following amounts in sales commissions and CDSCs ($ amounts rounded to thousands):

	Gross Sales Commissions	CDSC						Commissions Paid(1)
		Class A		Class B		Class C

Accumulative Fund	$181	$—	*	$4		$—	*	$100
Asset Strategy Fund	1,816	2		28		3		1,049
Continental Income Fund	405	—	*	2		—	*	245
Core Investment Fund	1,040	3		7		1		602
Dividend Opportunities Fund	170	—	*	5		—	*	103
Energy Fund	105	—	*	1		—	*	62
International Growth Fund	96	—	*	1		—	*	54
New Concepts Fund	506	1		5		—	*	304
Science and Technology Fund	826	2		8		1		483
Small Cap Fund	274	1		4		—	*	163
Tax-Managed Equity Fund	70	1		—	*	—	*	44
Value Fund	125	1		1		—	*	76
Vanguard Fund	265	2		3		—	*	152

*	Not shown due to rounding.

(1)	W&R reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

2012	SEMIANNUAL REPORT	103

Waivers of Expenses ($ amounts rounded to thousands). During the period ended December 31, 2012, the following amounts were waived as a result of the reduced management fees related to the settlement agreement:

Accumulative Fund	$206
Asset Strategy Fund	50
Continental Income Fund	67
Core Investment Fund	303
International Growth Fund	75
New Concepts Fund	101
Science and Technology Fund	101
Small Cap Fund	71
Value Fund	26
Vanguard Fund	151

For each of Accumulative Fund, Core Investment Fund and Tax-Managed Equity Fund, the Board of Trustees has limited Rule 12b-1 payments to 0.234%, 0.249% and 0.236%, respectively, of the Fund’s average Class A net assets on an annual basis. During the period ended December 31, 2012, the following amounts represent the difference between 0.25% and the reduced Rule 12b-1 fees:

Accumulative Fund	$87
Core Investment Fund	14
Tax-Managed Equity Fund	15

Any amounts due to the funds as a reimbursement but not paid as of December 31, 2012 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

7.	AFFILIATED COMPANY TRANSACTIONS (All amounts rounded to thousands)

A summary of the transactions in affiliated companies during the period ended December 31, 2012 follows:

	6-30-12 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)	Distributions Received	12-31-12 Share Balance	12-31-12 Market Value
Science and Technology Fund
ACI Worldwide, Inc.(1)	2,927	$—	$(11,493)	$4,776	$—	2,559	$111,788
Acxiom Corporation(1)(2)	4,304	—	(9,691)	850	—	N/A	N/A
Aspen Technology, Inc.(1)	8,272	—	(19,108)	22,811	—	6,674	184,479
ESCO Technologies Inc.	1,873	—	(8,441)	(2,102)	300	1,699	63,541
Euronet Worldwide, Inc.(1)(2)	2,678	—	(3,848)	(652)	—	N/A	N/A
Photronics, Inc.(1)	3,058	33	—	—	—	3,064	18,264
Power-One, Inc.(1)	6,152	—	—	—	—	6,152	25,284

				$25,683	$300		$403,356

(1)	No dividends were paid during the preceding 12 months.

(2)	No longer affiliated as of December 31, 2012.

8.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts rounded to thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended December 31, 2012, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Accumulative Fund	$—	$422,033	$—	$476,520
Asset Strategy Fund	—	473,313	—	570,604
Continental Income Fund	—	161,049	4,521	157,355
Core Investment Fund	—	820,550	—	905,772
Dividend Opportunities Fund	—	141,292	—	153,549
Energy Fund	—	26,583	—	37,966
International Growth Fund	—	141,621	—	142,285
New Concepts Fund	—	369,521	—	219,861
Science and Technology Fund	—	473,237	—	549,888
Small Cap Fund	—	129,030	—	149,819
Tax-Managed Equity Fund	—	41,817	—	36,009
Value Fund	—	173,052	—	168,780
Vanguard Fund	—	643,518	—	636,292

104	SEMIANNUAL REPORT	2012

9.	CAPITAL SHARE TRANSACTIONS (All amounts rounded to thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Accumulative Fund				Asset Strategy Fund
	Six months ended 12-31-12		Year ended 6-30-12		Six months ended 12-31-12		Year ended 6-30-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	3,865	$31,367	9,480	$72,621	18,919	$178,840	49,597	$454,107
Class B	27	200	86	599	227	2,075	619	5,527
Class C	28	210	77	540	377	3,474	1,055	9,446
Class Y	17	138	52	401	4,054	39,437	4,909	48,738
Shares issued in reinvestment of distributions to shareholders:
Class A	692	5,609	44	323	6,312	61,097	3,535	30,542
Class B	— *	1	—	—	56	531	19	159
Class C	1	7	—	—	79	752	29	242
Class Y	3	23	1	8	234	2,266	81	700
Shares redeemed:
Class A	(12,258)	(99,575)	(29,983)	(229,135)	(32,375)	(306,542)	(72,718)	(667,959)
Class B	(234)	(1,706)	(951)	(6,600)	(1,098)	(10,057)	(3,155)	(28,278)
Class C	(103)	(768)	(316)	(2,220)	(1,083)	(9,991)	(2,697)	(24,229)
Class Y	(53)	(430)	(192)	(1,428)	(618)	(5,879)	(6,000)	(55,398)
Net decrease	(8,015)	$(64,924)	(21,702)	$(164,891)	(4,916)	$(43,997)	(24,726)	$(226,403)

	Continental Income Fund				Core Investment Fund
	Six months ended 12-31-12		Year ended 6-30-12		Six months ended 12-31-12		Year ended 6-30-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	5,071	$45,080	10,659	$90,129	27,109	$177,025	54,261	$329,185
Class B	73	645	165	1,403	189	1,106	452	2,470
Class C	158	1,402	242	2,046	316	1,880	598	3,312
Class Y	100	890	123	1,041	1,348	8,988	5,244	31,536
Shares issued in reinvestment of distributions to shareholders:
Class A	4,052	34,600	2,384	19,442	29,692	184,984	24,460	137,894
Class B	31	265	19	154	188	1,048	196	1,002
Class C	47	405	20	158	175	986	143	739
Class Y	29	246	26	207	644	4,023	280	1,582
Shares redeemed:
Class A	(6,298)	(56,030)	(15,152)	(127,164)	(40,612)	(265,304)	(88,777)	(538,109)
Class B	(171)	(1,508)	(470)	(3,947)	(472)	(2,748)	(1,657)	(9,099)
Class C	(105)	(934)	(172)	(1,449)	(347)	(2,054)	(970)	(5,387)
Class Y	(26)	(233)	(427)	(3,444)	(723)	(4,786)	(2,525)	(15,475)
Net increase (decrease)	2,961	$24,828	(2,583)	$(21,424)	17,507	$105,148	(8,295)	$(60,350)

2012	SEMIANNUAL REPORT	105

	Dividend Opportunities Fund				Energy Fund
	Six months ended 12-31-12		Year ended 6-30-12		Six months ended 12-31-12		Year ended 6-30-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	3,264	$50,209	9,856	$140,145	1,236	$14,776	2,866	$35,500
Class B	14	218	49	683	9	99	27	317
Class C	24	356	76	1,074	13	143	33	389
Class Y	532	8,328	20	291	17	214	38	461
Shares issued in reinvestment of distributions to shareholders:
Class A	520	8,021	618	8,720	—	—	—	—
Class B	2	32	2	30	—	—	—	—
Class C	4	62	3	44	—	—	—	—
Class Y	8	128	2	27	—	—	—	—
Shares redeemed:
Class A	(5,751)	(88,482)	(12,002)	(171,532)	(2,267)	(27,178)	(4,302)	(53,712)
Class B	(120)	(1,815)	(383)	(5,423)	(56)	(630)	(124)	(1,472)
Class C	(99)	(1,506)	(268)	(3,773)	(55)	(625)	(159)	(1,891)
Class Y	(35)	(545)	(36)	(515)	(27)	(338)	(72)	(926)
Net decrease	(1,637)	$(24,994)	(2,063)	$(30,229)	(1,130)	$(13,539)	(1,693)	$(21,334)

	International Growth Fund				New Concepts Fund
	Six months ended 12-31-12		Year ended 6-30-12		Six months ended 12-31-12		Year ended 6-30-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	2,291	$22,585	4,032	$37,298	8,628	$84,807	20,627	$211,496
Class B	12	106	22	185	70	556	172	1,450
Class C	12	108	23	205	53	431	224	1,948
Class Y	220	2,167	1,653	15,206	1,117	11,903	12,333	139,611
Shares issued in reinvestment of distributions to shareholders:
Class A	71	728	814	7,085	5,584	54,222	24,636	225,914
Class B	—	—	1	11	76	584	425	3,173
Class C	—	—	2	13	63	503	280	2,140
Class Y	39	396	92	796	236	2,474	741	7,279
Shares redeemed:
Class A	(4,476)	(43,968)	(10,192)	(94,312)	(13,393)	(132,011)	(26,783)	(276,040)
Class B	(53)	(469)	(170)	(1,457)	(340)	(2,678)	(918)	(7,833)
Class C	(35)	(330)	(88)	(770)	(143)	(1,165)	(455)	(3,961)
Class Y	(477)	(4,680)	(2,379)	(21,065)	(638)	(6,745)	(12,144)	(124,430)
Net increase (decrease)	(2,396)	$(23,357)	(6,190)	$(56,805)	1,313	$12,881	19,138	$180,747

	Science and Technology Fund				Small Cap Fund
	Six months ended 12-31-12		Year ended 6-30-12		Six months ended 12-31-12		Year ended 6-30-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	9,688	$105,527	18,561	$185,905	2,928	$43,261	7,147	$103,906
Class B	115	997	254	2,052	30	372	83	1,041
Class C	110	960	244	2,012	30	398	75	971
Class Y	649	7,705	1,010	10,976	398	6,508	235	3,603
Shares issued in reinvestment of distributions to shareholders:
Class A	4,043	44,353	17,894	158,005	2,334	32,505	4,471	58,708
Class B	65	564	320	2,274	55	645	145	1,630
Class C	38	336	157	1,127	43	523	93	1,083
Class Y	130	1,551	592	5,650	95	1,426	158	2,225
Shares redeemed:
Class A	(18,191)	(197,844)	(38,362)	(384,461)	(4,814)	(71,004)	(9,729)	(141,788)
Class B	(466)	(4,022)	(1,414)	(11,461)	(183)	(2,284)	(606)	(7,661)
Class C	(220)	(1,923)	(505)	(4,163)	(96)	(1,258)	(272)	(3,531)
Class Y	(913)	(10,811)	(1,490)	(16,207)	(185)	(2,934)	(288)	(4,432)
Net increase (decrease)	(4,952)	$(52,607)	(2,739)	$(48,291)	635	$8,158	1,512	$15,755

106	SEMIANNUAL REPORT	2012

	Tax-Managed Equity Fund				Value Fund
	Six months ended 12-31-12		Year ended 6-30-12		Six months ended 12-31-12		Year ended 6-30-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	1,306	$17,645	2,955	$37,514	4,404	$55,253	11,562	$132,410
Class B	2	22	10	117	15	181	57	634
Class C	11	130	29	333	28	337	56	635
Class Y	N/A	N/A	N/A	N/A	343	4,341	35	403
Shares issued in reinvestment of distributions to shareholders:
Class A	452	5,998	—	—	450	5,735	396	4,322
Class B	1	20	—	—	1	7	1	13
Class C	7	82	—	—	1	16	2	18
Class Y	N/A	N/A	N/A	N/A	9	115	5	49
Shares redeemed:
Class A	(1,221)	(16,492)	(2,420)	(30,715)	(4,669)	(58,757)	(9,982)	(113,914)
Class B	(12)	(141)	(68)	(772)	(120)	(1,424)	(391)	(4,275)
Class C	(26)	(315)	(67)	(783)	(90)	(1,082)	(276)	(3,010)
Class Y	N/A	N/A	N/A	N/A	(46)	(585)	(31)	(366)
Net increase	520	$6,949	439	$5,694	326	$4,137	1,434	$16,919

	Vanguard Fund
	Six months ended 12-31-12		Year ended 6-30-12
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	11,134	$99,952	25,305	$216,259
Class B	42	314	144	1,035
Class C	44	333	154	1,141
Class Y	1,487	14,162	1,872	16,588
Shares issued in reinvestment of distributions to shareholders:
Class A	6,521	56,340	— *	1
Class B	55	394	—	—
Class C	42	302	—	—
Class Y	334	3,004	—	—
Shares redeemed:
Class A	(13,846)	(123,945)	(32,214)	(274,378)
Class B	(249)	(1,856)	(845)	(6,085)
Class C	(106)	(799)	(345)	(2,494)
Class Y	(3,448)	(32,461)	(3,870)	(32,447)
Net increase (decrease)	2,010	$15,740	(9,799)	$(80,380)
*	Not shown due to rounding.

10.	COMMITMENTS

Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income in the Statements of Operations. At December 31, 2012, there were no outstanding bridge loan commitments.

11.	FEDERAL INCOME TAX MATTERS ($ amounts rounded to thousands)

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Accumulative Fund	$882,369	$178,442	$12,059	$166,383
Asset Strategy Fund	2,229,642	887,654	38,814	848,840
Continental Income Fund	527,858	143,928	2,163	141,765
Core Investment Fund	2,300,824	794,558	12,555	782,003
Dividend Opportunities Fund	553,003	167,500	4,827	162,673
Energy Fund	144,945	59,372	6,301	53,071
International Growth Fund	431,066	83,623	18,853	64,770
New Concepts Fund	1,138,330	336,095	20,766	315,329
Science and Technology Fund	1,767,831	701,481	88,591	612,890
Small Cap Fund	521,818	187,666	12,342	175,324
Tax-Managed Equity Fund	170,521	49,471	1,726	47,745
Value Fund	453,091	88,261	6,301	81,960
Vanguard Fund	1,016,057	345,113	4,491	340,622

2012	SEMIANNUAL REPORT	107

For Federal income tax purposes, the Funds' distributed and undistributed earnings and profit for the year ended June 30, 2012 and the post-October activity updated with information available through the date of this report were as follows:

Fund	Distributed Ordinary Income	Undistributed Ordinary Income	Distributed Long-Term Capital Gains	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post-October Capital Losses Deferred	Late-Year Ordinary Losses Deferred

Accumulative Fund	$350	$—	$—	$—	$—	$14,026	$548
Asset Strategy Fund	32,117	43,341	—	—	—	45,936	—
Continental Income Fund	7,971	707	12,446	20,710	—	—	—
Core Investment Fund	10,729	2,882	137,455	89,383	—	—	—
Dividend Opportunities Fund	8,965	1,534	—	—	—	10,744	—
Energy Fund	—	—	—	—	—	—	713
International Growth Fund	8,069	367	—	—	—	2,781	—
New Concepts Fund	22,577	—	219,429	58,450	—	42,262	6,213
Science and Technology Fund	32,081	—	143,125	38,640	—	—	11,137
Small Cap Fund	—	—	64,363	25,530	—	—	1,977
Tax-Managed Equity Fund	—	—	—	2,239	—	—	150
Value Fund	4,452	3,702	—	—	—	2,089	—
Vanguard Fund	—	—	—	2,232	—	—	1,652

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal year late-year ordinary losses that arise from the netting of activity generated between each November 1 and the end of its fiscal year on certain specified ordinary items along with the activity generated between each January 1 and the end of its fiscal year on all other non-specified ordinary items. Distributions shown above may be reported differently to individual shareholders.

Accumulated capital losses represent net capital loss carryovers as of June 30, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act is June 30, 2012. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable Funds electing to be taxed as a RIC during the year ended June 30, 2012:

								Post-Enactment
	Pre-Enactment							Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Fund	2013	2014	2015	2016	2017	2018	2019

Accumulative Fund	$—	$—	$—	$—	$—	$182,760	$—	$—	$—
Asset Strategy Fund	—	—	—	—	106,141	335,119	—	—	—
Continental Income Fund	—	—	—	42,810	—	—	—	—	—
Core Investment Fund	—	—	—	—	—	—	—	—	—
Dividend Opportunities Fund	—	—	—	—	—	68,179	—	—	—
Energy Fund	—	—	—	—	9,079	17,511	10,078	4,911	—
International Growth Fund	—	—	—	—	23,230	38,531	—	—	—
New Concepts Fund	—	—	—	—	—	—	—	—	—
Science and Technology Fund	—	—	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	—	—	—	—	—	—
Tax-Managed Equity Fund	—	—	—	—	—	—	—	—	—
Value Fund	—	—	—	—	—	6,644	—	—	—
Vanguard Fund	—	—	—	—	—	—	—	—	—

Retirement Shares was merged into Continental Income Fund as of June 29, 2009. At the time of the merger, Retirement Shares had capital loss carryovers available to offset future gains of Continental Income Fund. These carryovers are limited to $10,702 for each period ending from June 30, 2013 through 2016 plus any unused limitations from prior years.

12.	REGULATORY AND LITIGATION MATTERS

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with the SEC to resolve proceedings brought in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC’s cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed agreed to pay $40 million in disgorgement and $10 million in civil money penalties.

108	SEMIANNUAL REPORT	2012

The SEC Order further requires that the $50 million in settlement amounts will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds’ Disinterested Trustees. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order. A copy of the SEC Order is available on the SEC’s website at www.sec.gov.

2012	SEMIANNUAL REPORT	109

RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT

Waddell & Reed Advisors Funds

At its meeting on August 14 and 15, 2012, the Trust’s Board of Trustees, including all of the Disinterested Trustees, considered and approved the continuance of the existing Investment Management Agreement (“Management Agreement”) between WRIMCO and the Trust with respect to each of Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Asset Strategy Fund, Waddell & Reed Advisors Continental Income Fund, Waddell & Reed Advisors Core Investment Fund, Waddell & Reed Advisors Dividend Opportunities Fund, Waddell & Reed Advisors Energy Fund, Waddell & Reed Advisors International Growth Fund, Waddell & Reed Advisors New Concepts Fund, Waddell & Reed Advisors Science and Technology Fund, Waddell & Reed Advisors Small Cap Fund, Waddell & Reed Advisors Tax-Managed Equity Fund, Waddell & Reed Advisors Value Fund and Waddell & Reed Advisors Vanguard Fund. The Disinterested Trustees were assisted in their review by independent legal counsel and met with such counsel separately from representatives of WRIMCO. The Disinterested Trustees also received and considered a memorandum from their independent legal counsel regarding the Disinterested Trustees’ responsibilities in evaluating the Management Agreement for each Fund. This memorandum explained the regulatory requirements pertaining to the Disinterested Trustees’ evaluation of the Management Agreement. In addition, the Disinterested Trustees engaged an independent fee consultant whose responsibilities included managing the process by which the proposed management fees under the Management Agreement were negotiated with WRIMCO.

Prior to the Board meeting, independent legal counsel sent to WRIMCO a request letter for information to be provided to the Trustees in connection with their consideration of the continuance of the Management Agreement with respect to each Fund. WRIMCO provided materials to the Trustees that included responses to the request letter and other information WRIMCO believed was useful in evaluating the continuation of the Management Agreement (“Initial Response”). Thereafter, independent legal counsel sent to WRIMCO a supplemental request letter for certain additional information, and WRIMCO provided additional information in response to this request letter. The Trustees also received reports prepared by an independent third party, Lipper Inc. (“Lipper”), relating to each Fund’s performance and expenses compared to the performance of the universe of comparable mutual funds selected by Lipper (the “Performance Universe”) and to the expenses of a peer group of comparable mutual funds selected by Lipper (the “Peer Group”), respectively. Further, the Trustees received a written evaluation from the independent fee consultant, a summary of which is included in this Semiannual Report. At their meeting, the Trustees received a presentation from representatives of WRIMCO regarding services provided by it and its affiliates (collectively, “W&R”) to each Fund. In addition, during the course of the year, W&R had provided information relevant to the Trustees’ consideration of the continuance of the Management Agreement with respect to each Fund.

Nature, Extent and Quality of Services Provided to the Funds

The Trustees considered the nature, extent and quality of the services provided to each Fund pursuant to the Management Agreement.

The Trustees considered WRIMCO’s research and portfolio management capabilities and that W&R also provides oversight of day-to-day fund operations, including but not limited to fund accounting and administration and assistance in meeting legal and regulatory requirements. The Trustees also considered WRIMCO’s practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for each Fund and, as applicable, those brokers’ and dealers’ provision of brokerage and research services to WRIMCO, and the benefits derived by the other funds in the Advisors Fund Complex and by other clients of WRIMCO from such services. The Trustees considered the information provided by WRIMCO regarding its compliance program and compliance matters, if any, over the past year. The Trustees also considered the favorable history, reputation, qualification and background of WRIMCO and W&R’s extensive administrative, accounting and compliance infrastructure.

Fund Performance, Management Fee and Expense Ratio.

The Trustees considered each Fund’s performance, both on an absolute basis and in relation to the performance of its Performance Universe. Each Fund’s performance was also compared to relevant market indices and to a Lipper index, as applicable.

The Trustees considered the management fees and total expenses of each Fund and also considered each Fund’s management fees and total expenses in relation to the management fees and total expenses, respectively, of its Peer Group. The Trustees’ review also included consideration of each Fund’s management fees at various asset levels in relation to the management fees at those asset levels of funds within a peer group of comparable mutual funds selected by and as shown in the reports from Lipper (“Lipper Group”). They also considered each Fund’s non-management fees in relation to the non-management fees of its Peer Group, the amount of assets in each Fund, each Fund’s average account size and how those factors affect the Funds’ expense ratios. In addition, the Trustees considered, for each Fund, the management fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds managed by WRIMCO (or its affiliate) with a similar investment objective (or objectives) and similar investment policies and strategies as the Fund (“Similar Funds”). The Trustees also considered the subadvisory fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds advised by WRIMCO (or its affiliate), as well as the management fees, if any, paid by other client accounts managed by WRIMCO (or its affiliate), with a similar investment objective (or objectives) and similar investment policies and strategies as the Fund (each of such accounts, an “Other Account”).

Additional Considerations with Respect to Each Fund

Waddell & Reed Advisors Accumulative Fund

The Trustees considered that Waddell & Reed Advisors Accumulative Fund’s total return performance was higher than the Performance Universe median for the one-, five-, and seven-year periods and the Lipper index for the one- and five-year periods. They also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, the Fund’s higher-quality securities, greater cash positions and weighting in large capitalization companies had adversely affected the Fund’s performance over the three-year period. They further considered the year-to-date performance information through June 14, 2012, provided by WRIMCO in its Initial Response and noted that, despite the Fund’s underperformance for the three-year period ended March 31, 2012, the Fund’s performance relative to its Performance Universe appeared to be improving and was good for the five- and seven-year periods.

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The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were lower than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that there are no Other Accounts or Similar Funds managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund.

Waddell & Reed Advisors Asset Strategy Fund

The Trustees considered that Waddell & Reed Advisors Asset Strategy Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the one-, five-, seven-, and ten-year periods. They also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, the Fund’s defensive positioning had adversely affected the Fund’s performance over the three-year period. They further considered the year-to-date performance information through June 14, 2012, provided by WRIMCO in its Initial Response and noted that, despite the Fund’s underperformance for the three-year period ended March 31, 2012, the Fund’s performance relative to its Performance Universe appeared to be improving and was strong for the five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee was lower than the Peer Group median and that the Fund’s overall expense ratio was equal to the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Continental Income Fund

The Trustees considered that Waddell & Reed Advisors Continental Income Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the one-, five-, seven-, and ten-year periods. They also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, the Fund’s conservative positioning and underweighting in cyclical sectors had adversely affected the Fund’s performance over the three-year period. They further considered the year-to-date performance information through June 14, 2012, provided by WRIMCO in its Initial Response and noted that, despite the Fund’s underperformance for the three-year period ended March 31, 2012, the Fund’s performance relative to its Performance Universe otherwise was good.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were equal to the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at certain asset levels were higher than, and at other asset levels were lower than or equal to, the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that the Similar Funds’ advisory fee was higher for one asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Core Investment Fund

The Trustees considered that Waddell & Reed Advisors Core Investment Fund’s total return performance was higher than the Performance Universe median for the three-, five-, seven-, and ten-year periods and was higher than the Lipper index for the one-, three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were equal to the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that the Similar Funds’ advisory fees were higher for certain asset levels, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to

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evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Dividend Opportunities Fund

The Trustees considered that Waddell & Reed Advisors Dividend Opportunities Fund’s total return performance was lower than the Performance Universe median for the one-, three-, five-, and seven-year periods and lower than the Lipper index for the one- and three-year periods for which information was provided, since the Fund did not have a ten-year performance record as of March 31, 2012. They also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, the Fund’s defensive positioning, its overweighting in the energy and industrial sectors and its cash position had adversely affected the Fund’s performance over the three-year period. They further considered the year-to-date performance information through June 14, 2012, provided by WRIMCO in its Initial Response.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund’s management fee.

Waddell & Reed Advisors Energy Fund

The Trustees considered that Waddell & Reed Advisors Energy Fund’s total return performance was higher than the Performance Universe median for the five-year period and higher than the Lipper index for the three- and five-periods for which information was provided, since the Fund did not have a seven-year performance record as of March 31, 2012. They also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, stock selection and its underweighting in the energy sector had adversely affected the Fund’s performance over the three-year period. They further considered the year-to-date performance information through June 14, 2012, provided by WRIMCO in its Initial Response and noted that, despite the Fund’s underperformance for the three-year period ended March 31, 2012, the Fund’s performance relative to its Performance Universe was good for the five-year period.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund’s management fee.

Waddell & Reed Advisors International Growth Fund

The Trustees considered that Waddell & Reed Advisors International Growth Fund’s total return performance was higher than the Performance Universe and the Lipper index for the one-, three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee was lower than the Peer Group median and that the Fund’s overall expense ratio was equal to the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at certain asset levels were lower than the median for its Lipper Group, except for an asset level at which the Fund’s effective management fees were higher.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level and was lower for another asset level, and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund’s management fee.

Waddell & Reed Advisors New Concepts Fund

The Trustees considered that Waddell & Reed Advisors New Concepts Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the one-, three-, five-, seven-, and ten-year periods.

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The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at certain asset levels were higher than, and at other asset levels were lower than or equal to, the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund’s management fee.

Waddell & Reed Advisors Science and Technology Fund

The Trustees considered that Waddell & Reed Advisors Science and Technology Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the five-, seven-, and ten-year periods. They also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, the Fund’s higher-quality securities, greater cash positions and underweighting in the information technology sector had adversely affected the Fund’s performance over the three-year period. They further considered the year-to-date performance information through June 14, 2012, provided by WRIMCO in its Initial Response and noted that, despite the Fund’s underperformance for the one- and three-year periods ended March 31, 2012, the Fund’s performance relative to its Performance Universe was good for the five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee was higher than the Peer Group median but that the Fund’s overall expense ratio was lower than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at certain asset levels were equal to or lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund’s management fee.

Waddell & Reed Advisors Small Cap Fund

The Trustees considered that Waddell & Reed Advisors Small Cap Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Tax-Managed Equity Fund

The Trustees considered that Waddell & Reed Advisors Tax-Managed Equity Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the five-, seven-, and ten-year periods and equal to the Performance Universe median for the one-year period. They also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, the Fund’s investments in higher-quality stocks and its stock selection in the health care, financial, consumer discretionary, and materials sectors had adversely affected the Fund’s performance over the three-year period. They further considered the year-to-date performance information through June 14, 2012, provided by WRIMCO in its Initial Response and noted that, despite the Fund’s underperformance for the one- and three-year periods ended March 31, 2012, the Fund’s performance relative to its Performance Universe seemed to be improving and was strong for the five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were lower than the Peer Group median. They considered that the Fund’s non-management fee expenses were lower than the Peer Group median both on an unadjusted basis and when adjusted for the Fund’s smaller average account size. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

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The Trustees also considered that a Similar Fund had an advisory fee schedule that was the same as the Fund’s advisory fee schedule and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the Fund’s management fee.

Waddell & Reed Advisors Value Fund

The Trustees considered that Waddell & Reed Advisors Value Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee was lower than the Peer Group median and that the Fund’s overall expense ratio was higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Vanguard Fund

The Trustees considered that Waddell & Reed Advisors Vanguard Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the one-, five-, seven-, and ten-year periods. They also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, the Fund’s investments in higher-quality stocks and its stock selection in the health care, financial, consumer discretionary, and materials sectors had adversely affected the Fund’s performance over the three-year period. They further considered the year-to-date performance information through June 14, 2012, provided by WRIMCO in its Initial Response and noted that, despite the Fund’s underperformance for the three-year period ended March 31, 2012, the Fund’s performance relative to its Performance Universe seemed to be improving and was good for the five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee was lower than the Peer Group median and that the Fund’s overall expense ratio was higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at certain asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Profitability and Economies of Scale

The Trustees also considered that the management fee structure of each Fund includes breakpoints that provide for a reduction of payments to reflect anticipated economies of scale. The Trustees also considered the management fee rate reductions that became effective October 1, 2006, and remain in effect for Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Asset Strategy Fund, Waddell & Reed Advisors Core Investment Fund, Waddell & Reed Advisors International Growth Fund, Waddell & Reed Advisors New Concepts Fund, Waddell & Reed Advisors Science and Technology Fund, Waddell & Reed Advisors Small Cap Fund, Waddell & Reed Advisors Value Fund, Waddell & Reed Advisors Vanguard Fund and certain other funds in the Advisors Fund Complex, and the anticipated impact of the fee rate reduction for each of these Funds on its investment management fees and overall expense ratio. In concluding that the benefits accruing to WRIMCO and its affiliates by virtue of their relationship to each Fund were reasonable in comparison with the costs of providing the investment management services and the benefits accruing to the Fund, the Trustees considered specific data as to WRIMCO’s profit with respect to the Fund for a recent period. The Trustees also considered WRIMCO’s methodology for determining this data. In addition, the Trustees considered the soft dollar arrangements with respect to Fund portfolio transactions.

In determining whether to approve the proposed continuance of the Management Agreement as to a Fund, the Trustees considered the best interests of the Fund, the reasonableness of the management fee paid to WRIMCO under the Management Agreement, and the overall fairness of the Management Agreement. The Trustees considered the following factors to be of primary importance to their approval of the continuance of the Management Agreement as to a Fund, without any one factor being dispositive:

•	the performance of the Fund compared with the performance of its Performance Universe and with relevant indices;

•	the Fund’s investment management fees and total expenses compared with the management fees and total expenses of its Peer Group;

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•	the existence or appropriateness of breakpoints in the Fund’s management fees;

•	the Fund’s investment management fees compared with the management fees of Similar Funds or Other Accounts managed by WRIMCO (or its affiliate), as applicable;

•	the cost/profitability to WRIMCO and any actual or anticipated economies of scale in relation to the services it provides to the Fund;

•	the other benefits that accrue to WRIMCO as a result of its relationship to the Fund; and

•	the favorable history, reputation, qualification and background of WRIMCO as well as the qualifications of its personnel.

Based on the discussions, considerations and information described generally above, including the evaluation provided by the independent fee consultant, the Board determined that each Fund’s Management Agreement is fair and reasonable and that continuance of the Management Agreement is in the best interests of the Fund. In reaching these determinations as to each Fund, the Board concluded that: the nature, extent and quality of the services provided by WRIMCO for the Fund are adequate and appropriate; except as described above, the performance of the Fund was satisfactory; it retained confidence in WRIMCO’s overall ability to manage the Fund; and the management fee paid to WRIMCO is reasonable in light of comparative management fee information, the breakpoints in the proposed management fee for the Fund, the services provided by WRIMCO, the costs of the services provided, and the profits realized and other benefits likely to be derived by WRIMCO from its relationship with the Fund. In the case of certain Funds that underperformed their respective Performance Universe medians and Lipper indices for certain periods of time, based on the assessment and information WRIMCO provided, including as to relevant market conditions and/or remedial actions that WRIMCO had taken or planned to take, such response was satisfactory to the Board.

Summary Of Independent Fee Consultant Report

The Disinterested Trustees of Waddell & Reed Advisors Funds (“Advisors Funds”), Ivy Funds Variable Insurance Portfolios (“Ivy Funds VIP”) and InvestEd Portfolios (“Invested”) (collectively, and including their respective series, the “Funds”) appointed an Independent Fee Consultant (“IFC”) to manage the process by which proposed management fees paid by the Funds to Waddell & Reed Investment Management Company (“WRIMCO”) are negotiated. The IFC does not replace the Trustees in negotiating management fees and does not substitute his or her judgment for that of the Trustees about the reasonableness of the proposed fees.

The following is a summary of the Report’s discussion of the process and materials used by the Disinterested Trustees in connection with the renewal of each Fund’s investment management agreement with WRIMCO, related materials and the IFC’s findings.

Analysis of the Process

The Report stated that the contract renewal process includes a number of sequential steps by which the Disinterested Trustees go about determining the reasonableness of the proposed management fees for the Funds in the context of their annual consideration of the proposed continuance of the Funds’ respective investment management agreements with WRIMCO and the sub-advisory agreements with certain sub-advisors. The Report stated that the IFC participated throughout the contract renewal process.

Analysis of Materials

The Disinterested Trustees received and considered informational materials that were prepared by WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company (“WRSCO”) (collectively, “Waddell”) in response to the data requested by the Disinterested Trustees through each Fund’s Governance & Compliance Committee and K&L Gates, counsel to the Funds and the Disinterested Trustees, and other materials prepared by The Lipper Company (“Lipper”) in connection with the contract renewal process. The IFC used these materials and other information received by the Disinterested Trustees throughout the year to analyze trends and comparative information about the six factors discussed below.

(1) Nature and Quality of Services

The Report stated that the IFC’s experience is that fund trustees should focus on longer-term performance during the contract renewal process (though they may choose to focus on shorter-term performance for other purposes). Accordingly, the Report concentrated on the Lipper 3-year performance data.

The Report stated that, overall, the Funds reflect strong comparative performance in the 5-, 7- and 10-year periods ended March 31, 2012. The 5- and 7-year performance has over 80% of the Funds in the first two quartiles of their performance universes. The Report noted that 1- and 3-year performance did not share the same returns with about 50% and 30% of Funds in the first two quartiles consecutively. Lower 3-year rankings reflect the rolling off of a better 1-year performance period ended March 31, 2009 and the inclusion of the relatively lower performance of the 1-year period ended March 2012.

(2) Management Fees

The Report noted that the IFC reviewed how actual management fees for each of the Funds have changed in ranking from 2011 to 2012. With respect to the Funds within Advisors Funds, the Report stated that, in aggregate, 54% of these Funds have management fees above their peer group median, a slight improvement over the 2011 median of 55%. The change in actual management fees, by Fund, range from an 8.2 basis point reduction to a .3 basis point increase. With respect to the Funds within Ivy Funds VIP, the Report stated that, in aggregate, 59% of these Funds (excluding the Pathfinder Portfolios) have management fees above their peer group median and noted that the average percentile ranking of 59% was unchanged from last year. With respect to the Funds within InvestEd, the Report noted that the percentile ranking was the highest possible because there are no management fees charged to these Funds.

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The Report noted that, with the exception of Advisors High Income, Value, Global Bond and Asset Strategy Funds, all of the Advisors Funds, Ivy Funds VIP and InvestEd Portfolios either held 2012 total expense ratios equal to those for 2011 or realized a reduction in total expense ratios between 2011 and 2012. Material decreases were recognized in the InvestEd Portfolios as there was a substantial amount invested in Advisors Cash Management, which has a low expense ratio compared to other Funds within Advisors Funds.

The Report also noted that certain Funds have higher total expense ratios than their peer groups and that this is often caused by non-management fees. The Report commented that Waddell’s business model tends to result in higher non-management expenses. This business model targets the small- to mid-level investor population, an approach that has resulted in many smaller accounts relative to the general mutual fund industry.

(3) Possible Economies of Scale

The IFC Report noted that all Funds except the money market Funds already have breakpoints in place that appear adequate in providing economies of scale.

(4) Management Fees for Other Clients

The Report noted that Advisors Funds and Ivy Funds VIP have Funds with similar investment strategies and, in general, these corresponding Funds have comparable contractual management fee rates. The Report stated that actual management fee variances can be explained by the larger average asset size of particular Funds within Advisors Funds, causing some of these Funds to reach breakpoints and reductions in management fees, or the fact that certain Funds have fee waivers. The Report further noted that the Funds within Advisors Funds or Ivy Funds VIP that correspond to funds within Ivy Funds having similar investment strategies also have comparable contractual management fees considering comparable asset levels and breakpoints are taken into account.

The Report noted that WRIMCO manages money for different types of clients besides mutual funds. These include sub-advisory relationships, corporate and municipal pension funds and investment pools for wealthy individuals (collectively, “separate accounts”). Several of these separate accounts are managed with the same investment objective and in the same style as some of the Funds within Advisors Funds and Ivy Funds VIP. In most cases, the data provided by WRIMCO show that management fee rates for the Funds are higher than that of the equivalent separate accounts. WRIMCO has explained these differences by reference to, among other factors, the different type of responsibilities borne by WRIMCO as a mutual fund manager and as a separate account manager. The IFC found these differences reasonable.

(5) and (6) WRIMCO Costs and Profitability

The Report noted that the disinterested trustees of mutual funds generally are required to consider the cost and profitability of the fund’s advisory contract to the adviser. WRIMCO provided an analysis of its profitability for each Fund. The IFC did not find the profit margins excessive.

The Report also noted that disinterested trustees often review the overall profitability of their funds and investment advisers. Lipper provided benchmarks against which to evaluate the overall profitability of Waddell’s parent company and other public companies in the investment business. The Report found that this analysis places Waddell’s parent company near the median of its Lipper peers.

***

The Report concluded that the IFC monitored the contract renewal process, reviewed the materials, and reached the following conclusions: (1) The contract renewal process conducted under the supervision of the Disinterested Trustees has been careful, deliberate, and conscientious; (2) the materials were prepared without bias and in sufficient detail to facilitate meaningful decisions by the Disinterested Trustees and the Boards; and (3) the discussion which took place leading up to and at the Disinterested Trustees and Board meetings were substantive and concluded in accordance with the best interests of the Funds and their shareholders.

116	SEMIANNUAL REPORT	2012

PROXY VOTING INFORMATION

Waddell & Reed Advisors Funds

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800.777.6472 and (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed’s website at www.waddell.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

Waddell & Reed Advisors Funds

Portfolio holdings can be found on the Trust’s website at www.waddell.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:

Waddell & Reed Advisors Funds

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

2012	SEMIANNUAL REPORT	117

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118	SEMIANNUAL REPORT	2012

The Waddell & Reed Advisors Funds Family

Global/International Funds

Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds

Waddell & Reed Advisors Accumulative Fund

Waddell & Reed Advisors Core Investment Fund

Waddell & Reed Advisors Dividend Opportunities Fund

Waddell & Reed Advisors New Concepts Fund

Waddell & Reed Advisors Small Cap Fund

Waddell & Reed Advisors Tax-Managed Equity Fund

Waddell & Reed Advisors Value Fund

Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds

Waddell & Reed Advisors Bond Fund

Waddell & Reed Advisors Global Bond Fund

Waddell & Reed Advisors Government Securities Fund

Waddell & Reed Advisors High Income Fund

Waddell & Reed Advisors Municipal Bond Fund

Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds

Waddell & Reed Advisors Cash Management

Specialty Funds

Waddell & Reed Advisors Asset Strategy Fund

Waddell & Reed Advisors Continental Income Fund

Waddell & Reed Advisors Energy Fund

Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL

Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus, or summary prospectus, carefully before investing.

2012	SEMIANNUAL REPORT	119

SEMIANN-WRA-EQ (12-12)

ITEM 2.    CODE OF ETHICS.

Required in annual report only.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred over the Registrant’s last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS FUNDS
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: March 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: March 7, 2013

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: March 7, 2013